  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 1997

                                                              FILE NO. 33-14190
                                                              FILE NO. 811-5149
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                       [_]
                                                                            [X]
                     POST-EFFECTIVE AMENDMENT NO. 16
                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                                                            [X]
                             AMENDMENT NO. 18
                       (CHECK APPROPRIATE BOX OR BOXES.)

                               ----------------
                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
        ONE FINANCIAL CENTER                              02111
        BOSTON, MASSACHUSETTS                          (ZIP CODE)
   (ADDRESS OF PRINCIPAL EXECUTIVE
              OFFICES)
      (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE) (617) 357-1460
                                ROBERT W. CROOK
                             ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------
                                  COPIES TO:
      PHILIP L. KIRSTEIN, ESQ.                LEONARD B. MACKEY, JR., ESQ.
     FUND ASSET MANAGEMENT, L.P.                     ROGERS & WELLS
            P.O. BOX 9011                            200 PARK AVENUE
  PRINCETON, NEW JERSEY 08543-9011              NEW YORK, NEW YORK 10166

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
  BOX):
                        [X] immediately upon filing pursuant to paragraph (b)
                        [_] on (date) pursuant to paragraph (b)
                        [_] 60 days after filing pursuant to paragraph (a)
                        [_] on (date) pursuant to paragraph (a)(i)
                        [_] 75 days after filing pursuant to paragraph (a)(ii)
                        [_] on (date) pursuant to paragraph (a)(ii) of rule
                        485

  IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                        [_] this post-effective amendment designates a new
                          effective date for a previously filed post-effective amendment

                     CALCULATION OF REGISTRATION FEE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                         PROPOSED
                               AMOUNT        PROPOSED     MAXIMUM
                              OF SHARES      MAXIMUM     AGGREGATE  AMOUNT OF
   TITLE OF SECURITIES          BEING     OFFERING PRICE OFFERING  REGISTRATION
     BEING REGISTERED        REGISTERED     PER SHARE     PRICE*       FEE
-------------------------------------------------------------------------------
Merrill Lynch Premier
 Institutional Fund Shares
 of Beneficial Interest
 par value $0.01 per
 share....................     66,000         $1.00       $66,000
-------------------------------------------------------------------------------
Merrill Lynch
 Institutional Fund Shares
 of Beneficial Interest
 par value $0.01 per
 share....................  1,419,920,155     $1.00       $66,000
-------------------------------------------------------------------------------
Merrill Lynch Government
 Fund Shares of Beneficial
 Interest par value $0.01
 per share................     66,000         $1.00       $66,000      $100
-------------------------------------------------------------------------------
Merrill Lynch Treasury
 Fund Shares of Beneficial
 Interest par value $0.01
 per share................     66,000         $1.00       $66,000
-------------------------------------------------------------------------------
Merrill Lynch Tax-Exempt
 Fund Shares of Beneficial
 Interest par value $0.10
 per share................     66,000         $1.00       $66,000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of shares of beneficial interest redeemed or repurchased during the Registrant's previous fiscal year was 68,867,606,220. Of such amount, 67,447,752,065 shares have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during the Registrant's current fiscal year. 1,419,854,155 shares of beneficial interest redeemed during the Registrant's previous fiscal year are being used for the reduction of the registration fee in this post-effective amendment to the Registration Statement.

  The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such Rule for the Registrant's most recent fiscal year was filed on June 20, 1997.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                   MERRILL LYNCH PREMIER INSTITUTIONAL FUND

                             CROSS REFERENCE SHEET

 FORM N-1A ITEM                                    PROSPECTUS CAPTION
 --------------                                    ------------------
 PART A
    Item  1.  Cover Page..............   Cover Page
    Item  2.  Synopsis................   Fee Table
    Item  3.  Condensed Financial        Financial Highlights; Yield
               Information............    Information
    Item  4.  General Description of     The Premier Institutional Fund and Its
               Registrant.............    Objectives; Investors For Whom The
                                          Funds Are Designed
    Item  5.  Management of the Fund..   Management; Investment Adviser;
                                          Portfolio Transactions; Additional
                                          Information
    Item  5A. Management's Discussion
               of Fund Performance....                     *
    Item  6.  Capital Stock and Other    Cover Page; Dividends; Taxes;
               Securities.............    Additional Information
    Item  7.  Purchase of Securities     Purchase of Shares; Distributor; Net
               Being Offered..........    Asset Value
    Item  8.  Redemption or              Redemptions
               Repurchase.............
    Item  9.  Pending Legal                                *
               Proceedings............
 PART B
    Item 10.  Cover Page..............   Cover Page
    Item 11.  Table of Contents.......   Table of Contents
    Item 12.  General Information and    General Information
               History................
    Item 13.  Investment Objectives      Investment Objective and Policies
               and Policies...........
    Item 14.  Management of the Fund..   Management of the Trust
    Item 15.  Control Persons and
               Principal Holders of      Management of the Trust; General
               Securities.............    Information
    Item 16.  Investment Advisory and    Management of the Trust; Investment
               Other Services.........    Advisory and Other Services
    Item 17.  Brokerage Allocation and
               Other Practices........   Portfolio Transactions
    Item 18.  Capital Stock and Other    General Information
               Securities.............
    Item 19.  Purchase, Redemption and
               Pricing of Securities     Net Asset Value; Distributor
               Being Offered..........
    Item 20.  Tax Status..............   Taxes
    Item 21.  Underwriters............   Distributor
    Item 22.  Calculation of             Yield Information
               Performance Data.......
    Item 23.  Financial Statements....   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
* Item inapplicable or answer negative.

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                       MERRILL LYNCH INSTITUTIONAL FUND

                             CROSS REFERENCE SHEET

 FORM N-1A ITEM                                      PROSPECTUS CAPTION
 --------------                                      ------------------
 PART A
    Item  1.  Cover Page................   Cover Page
    Item  2.  Synopsis..................   Fee Table
    Item  3.  Condensed Financial Infor-   Financial Highlights; Yield
               mation...................    Information
    Item  4.  General Description of       The Institutional Fund and Its
               Registrant...............    Objectives; Investors For Whom The
                                            Funds Are Designed
    Item  5.  Management of the Fund....   Management; Investment Adviser;
                                            Portfolio Transactions; Additional
                                            Information
    Item  5A. Management's Discussion of
               Fund Performance.........                     *
    Item  6.  Capital Stock and Other      Cover Page; Dividends; Taxes;
               Securities...............    Additional Information
    Item  7.  Purchase of Securities Be-   Purchase of Shares; Distributor; Net
               ing Offered..............    Asset Value
    Item  8.  Redemption or Repurchase..   Redemptions
    Item  9.  Pending Legal Proceed-                         *
               ings.....................
 PART B
    Item 10.  Cover Page................   Cover Page
    Item 11.  Table of Contents.........   Table of Contents
    Item 12.  General Information and      General Information
               History..................
    Item 13.  Investment Objectives and    Investment Objective and Policies
               Policies.................
    Item 14.  Management of the Fund....   Management of the Trust
    Item 15.  Control Persons and Prin-
               cipal Holders of Securi-    Management of the Trust; General
               ties.....................    Information
    Item 16.  Investment Advisory and      Management of the Trust; Investment
               Other Services...........    Advisory and Other Services
    Item 17.  Brokerage Allocation and
               Other Practices..........   Portfolio Transactions
    Item 18.  Capital Stock and Other      General Information
               Securities...............
    Item 19.  Purchase, Redemption and
               Pricing of Securities       Net Asset Value; Distributor
               Being Offered............
    Item 20.  Tax Status................   Taxes
    Item 21.  Underwriters..............   Distributor
    Item 22.  Calculation of Performance   Yield Information
               Data.....................
    Item 23.  Financial Statements......   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
* Item inapplicable or answer negative.

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                         MERRILL LYNCH GOVERNMENT FUND

                             CROSS REFERENCE SHEET

 FORM N-1A ITEM                                      PROSPECTUS CAPTION
 --------------                                      ------------------
 PART A
    Item  1.  Cover Page................   Cover Page
    Item  2.  Synopsis..................   Fee Table
    Item  3.  Condensed Financial Infor-   Financial Highlights; Yield
               mation...................    Information
    Item  4.  General Description of       The Government Fund and Its
               Registrant...............    Objectives; Investors For Whom The
                                            Funds Are Designed
    Item  5.  Management of the Fund....   Management; Investment Adviser;
                                            Portfolio Transactions; Additional
                                            Information
    Item  5A. Management's Discussion of
               Fund Performance.........                     *
    Item  6.  Capital Stock and Other      Cover Page; Dividends; Taxes;
               Securities...............    Additional Information
    Item  7.  Purchase of Securities Be-   Purchase of Shares; Distributor; Net
               ing Offered..............    Asset Value
    Item  8.  Redemption or Repurchase..   Redemptions
    Item  9.  Pending Legal Proceed-                         *
               ings.....................
 PART B
    Item 10.  Cover Page................   Cover Page
    Item 11.  Table of Contents.........   Table of Contents
    Item 12.  General Information and      General Information
               History..................
    Item 13.  Investment Objectives and    Investment Objective and Policies
               Policies.................
    Item 14.  Management of the Fund....   Management of the Trust
    Item 15.  Control Persons and Prin-
               cipal Holders of Securi-    Management of the Trust; General
               ties.....................    Information
    Item 16.  Investment Advisory and      Management of the Trust; Investment
               Other Services...........    Advisory and Other Services
    Item 17.  Brokerage Allocation and
               Other Practices..........   Portfolio Transactions
    Item 18.  Capital Stock and Other      General Information
               Securities...............
    Item 19.  Purchase, Redemption and
               Pricing of Securities       Net Asset Value; Distributor
               Being Offered............
    Item 20.  Tax Status................   Taxes
    Item 21.  Underwriters..............   Distributor
    Item 22.  Calculation of Performance   Yield Information
               Data.....................
    Item 23.  Financial Statements......   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
* Item inapplicable or answer negative.

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                          MERRILL LYNCH TREASURY FUND

                             CROSS REFERENCE SHEET

 FORM N-1A ITEM                                     PROSPECTUS CAPTION
 --------------                                     ------------------
 PART A
    Item  1.  Cover Page...............   Cover Page
    Item  2.  Synopsis.................   Fee Table
    Item  3.  Condensed Financial In-     Financial Highlights; Yield
               formation...............    Information
    Item  4.  General Description of      The Treasury Fund and Its Objectives;
               Registrant..............    Investors For Whom The Funds Are
                                           Designed
    Item  5.  Management of the Fund...   Management; Investment Adviser;
                                           Portfolio Transactions; Additional
                                           Information
    Item  5A. Management's Discussion
               of Fund Performance.....                     *
    Item  6.  Capital Stock and Other     Cover Page; Dividends; Taxes;
               Securities..............    Additional Information
    Item  7.  Purchase of Securities      Purchase of Shares; Distributor; Net
               Being Offered...........    Asset Value
    Item  8.  Redemption or Repur-        Redemptions
               chase...................
    Item  9.  Pending Legal Proceed-                        *
               ings....................
 PART B
    Item 10.  Cover Page...............   Cover Page
    Item 11.  Table of Contents........   Table of Contents
    Item 12.  General Information and     General Information
               History.................
    Item 13.  Investment Objectives and   Investment Objective and Policies
               Policies................
    Item 14.  Management of the Fund...   Management of the Trust
    Item 15.  Control Persons and
               Principal Holders of       Management of the Trust; General
               Securities..............    Information
    Item 16.  Investment Advisory and     Management of the Trust; Investment
               Other Services..........    Advisory and Other Services
    Item 17.  Brokerage Allocation and
               Other Practices.........   Portfolio Transactions
    Item 18.  Capital Stock and Other     General Information
               Securities..............
    Item 19.  Purchase, Redemption and
               Pricing of Securities      Net Asset Value; Distributor
               Being Offered...........
    Item 20.  Tax Status...............   Taxes
    Item 21.  Underwriters.............   Distributor
    Item 22.  Calculation of Perfor-      Yield Information
               mance Data..............
    Item 23.  Financial Statements.....   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
* Item inapplicable or answer negative.

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

                             CROSS REFERENCE SHEET

 FORM N-1A ITEM                                      PROSPECTUS CAPTION
 --------------                                      ------------------
 PART A
    Item  1.  Cover Page................   Cover Page
    Item  2.  Synopsis..................   Fee Table
    Item  3.  Condensed Financial Infor-   Financial Highlights; Yield
               mation...................    Information
    Item  4.  General Description of       The Tax-Exempt Fund and Its
               Registrant...............    Objectives; Investors For Whom The
                                            Funds Are Designed
    Item  5.  Management of the Fund....   Management; Investment Adviser;
                                            Portfolio Transactions; Additional
                                            Information
    Item  5A. Management's Discussion of
               Fund Performance.........                     *
    Item  6.  Capital Stock and Other      Cover Page; Dividends; Taxes;
               Securities...............    Additional Information
    Item  7.  Purchase of Securities Be-   Purchase of Shares; Distributor; Net
               ing Offered..............    Asset Value
    Item  8.  Redemption or Repurchase..   Redemptions
    Item  9.  Pending Legal Proceed-                         *
               ings.....................
 PART B
    Item 10.  Cover Page................   Cover Page
    Item 11.  Table of Contents.........   Table of Contents
    Item 12.  General Information and      General Information
               History..................
    Item 13.  Investment Objectives and    Investment Objective and Policies
               Policies.................
    Item 14.  Management of the Fund....   Management of the Trust
    Item 15.  Control Persons and
               Principal Holders of        Management of the Trust; General
               Securities...............    Information
    Item 16.  Investment Advisory and      Management of the Trust; Investment
               Other Services...........    Advisory and Other Services
    Item 17.  Brokerage Allocation and
               Other Practices..........   Portfolio Transactions
    Item 18.  Capital Stock and Other      General Information
               Securities...............
    Item 19.  Purchase, Redemption and
               Pricing of Securities       Net Asset Value; Distributor
               Being Offered............
    Item 20.  Tax Status................   Taxes; Special Tax Consideration
    Item 21.  Underwriters..............   Distributor
    Item 22.  Calculation of Performance   Yield Information
               Data.....................
    Item 23.  Financial Statements......   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
--------
* Item inapplicable or answer negative.

                 MERRILL LYNCH PREMIER INSTITUTIONAL FUND
                       MERRILL LYNCH INSTITUTIONAL FUND

                         MERRILL LYNCH GOVERNMENT FUND
                          MERRILL LYNCH TREASURY FUND
                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

                               ----------------

  This document consists of the Prospectuses of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund and an Appendix which constitutes part of each Prospectus. A Table of Contents may be found on page 1 of each Prospectus.

                               ----------------

  Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund", and, with the Premier Institutional Fund, the "Institutional Funds"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") are separate series of Merrill Lynch Funds For Institutions Series (the "Trust"). The Institutional Funds are no-load money funds whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Government Fund and the Treasury Fund are no-load money funds seeking current income consistent with liquidity and security of principal. The Government Fund invests in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Treasury Fund invests in a portfolio of U.S. Treasury securities. The Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities. Each Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in a Fund is neither insured nor guaranteed by the U.S. Government.

  The investment adviser of each Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is Merrill Lynch Funds Distributor, Inc. ("MLFD"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

  Each Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Such institutions include banks and trust companies, corporations, investment banks and brokers, insurance companies, investment counsellors, pension funds, employee benefit plans, law firms, trusts, estates, and educational, religious and charitable institutions. Fund shares are sold and redeemed twice on each business day at net asset value without any sales or redemption charge. All net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional shares or, at the option of the shareholder, paid in cash. Purchase orders where payment is to be made by Federal Funds wire must be submitted to MLFD in Boston by telephone and payment must be remitted by Federal Funds wire directly to State Street Bank and Trust Company. While other forms of payment will also be accepted, purchases of shares will not be effected until Federal Funds are available. See "Purchase of Shares," page A-3.

PROSPECTUS

JULY 29, 1997

                   MERRILL LYNCH PREMIER INSTITUTIONAL FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  The Premier Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Premier Institutional Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Premier Institutional Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Premier Institutional Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Premier Institutional Fund and Its Objectives," page 4.

                               ----------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY  REPRESENTATION TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  The Prospectus sets forth in concise form the information about the Premier Institutional Fund that a prospective investor should know before investing in the Premier Institutional Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Premier Institutional Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated July 29, 1997, by writing to or calling Merrill Lynch Premier Institutional Fund at the above address and telephone numbers. The Statement of Additional Information has been incorporated by reference into this Prospectus.

  The minimum initial purchase for the Premier Institutional Fund is $10,000,000 per account.


                               TABLE OF CONTENTS

                                  PAGE
                                  ----
Fee Table........................   2
Financial Highlights.............   3
Yield Information................   4
The Premier Institutional Fund
 and Its Objectives..............   4
Investment Adviser...............   7
Appendix
 Investors for Whom the Funds are
  Designed....................... A-1
 Investment Adviser.............. A-2
Distributor...................... A-2

                          PAGE
                          ----
Management..............   A-3
Purchase of Shares......   A-3
Redemptions.............   A-6
Dividends...............   A-9
Net Asset Value.........   A-9
Taxes...................  A-10
Portfolio Transactions..  A-11
Exchange Privilege......  A-12
Additional Information..  A-12
Account Application.....  A-19

                                   FEE TABLE

                                                                    PREMIER
                                                                 INSTITUTIONAL
                                                                     FUND
                                                                 -------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases.....................     None
  Deferred Sales Charge.........................................     None
  Sales Charge Imposed on Dividend Reinvestments................     None
  Redemption Fee................................................     None
  Exchange Fee..................................................     None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
  Investment Advisory Fees (net of fee waiver)..................     .14%*
  Other Expenses
   Dividend and Transfer Agency Fees............................     .00%
   Other Fees and Expenses......................................     .03%
                                                                     ---
  Total Other Expenses..........................................     .03%
                                                                     ---
  Total Fund Operating Expenses (net of fee waiver).............     .17%*
                                                                     ===

--------

 * During its initial offering period, the Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee was .14% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the investment advisory fee, the Investment Advisory Fees would be .15% of average net assets and Total Fund Operating Expenses would be .18% of average net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.

EXAMPLE:

                             CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                             ---------------------------------------------
                              1 YEAR    3 YEARS    5 YEARS      10 YEARS
                             -------------------- ----------   -----------
An investor would pay the
 following expenses on a
 $1,000 investment assuming
 (1) an operating expense
 ratio of .17%, (2) a 5%
 annual return throughout
 the period and (3)
 redemption at the end of
 the period.................     $2        $5        $10           $22

  The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Premier Institutional Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."

                          Premier Institutional Fund

                             FINANCIAL HIGHLIGHTS

  The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the period beginning January 27, 1997 (commencement of operations) to April 30, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Premier Institutional Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Premier Institutional Fund at the telephone number or address on the front cover of this Prospectus.

  The following per share data and ratios for the Premier Institutional Fund have been derived from information provided in the Fund's audited financial statements.

                                                          FOR THE PERIOD
                                                         JANUARY 27, 1997
                                                   (COMMENCEMENT OF OPERATIONS)
                                                        TO APRIL 30, 1997
                                                   ----------------------------
Net Asset Value, beginning of period..............          $     1.00
Income from Investment Operations:
 Net investment income............................                .014
 Net realized and unrealized gain (loss) on
  investments.....................................                  --
                                                            ----------
Total from investment operations..................                .014
Less Distributions:
 Dividends from net investment income.............               (.014)
                                                            ----------
Net Asset Value, end of period....................          $     1.00
                                                            ==========
Total Return......................................               1.40%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000)..................          $2,823,196
 Ratio of expenses to average net assets (before
  waiver).........................................                .18%(1)
 Ratio of expenses to average net assets (after
  waiver).........................................                .17%(1)
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver)..............               5.26%(1)
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver)...............               5.27%(1)

--------
(1)On an annualized basis.
(2)Cumulative total return

                          Premier Institutional Fund

                               YIELD INFORMATION

  Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1997.

Annualized Yield:
  Including gains and losses............................................   5.48%
  Excluding gains and losses............................................   5.47%
Compounded Annualized Yield.............................................   5.62%
Average Maturity of Portfolio at End of Period.......................... 51 days

  The yield on Premier Institutional Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Premier Institutional Fund of future yields or rates of return on its shares. The Premier Institutional Fund's yield will be affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

  On occasion, the Premier Institutional Fund may compare its yield to (i) the IBC's First Tier-Institutional Funds Only Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(TM) for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

               THE PREMIER INSTITUTIONAL FUND AND ITS OBJECTIVES

  The Premier Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Premier Institutional Fund enables investors to invest short-term cash reserves in a portfolio of high quality "money market" securities. Premier Institutional Fund shares are sold and redeemed twice on each business day at the net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Premier Institutional Fund will be attained.

  The Premier Institutional Fund will attempt to accomplish its objectives of maximum current income consistent with liquidity and the maintenance of a portfolio of high quality "money market" instruments by investing in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Premier Institutional Fund's portfolio will be 90 days or less.

                          Premier Institutional Fund

  The following is a description of the types of short-term "money market" instruments in which the Premier Institutional Fund will principally invest:

    (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

    (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and deposit notes;

    (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

    (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

  The Premier Institutional Fund will only invest in short-term obligations that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six NRSROs: Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Rating Group and Thomson BankWatch, Inc.

  Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Premier Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more that 1%. In addition, Rule 2a-7 requires that not more than 5% of the Premier Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Premier Institutional Fund will not invest in Second Tier Securities.

  The following is a description of some of the investments or investment practices in which the Premier Institutional Fund may invest or engage:

    Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Premier Institutional Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above.

    Repurchase Agreements: The Premier Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Premier Institutional Fund)

                          Premier Institutional Fund
  acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Premier Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Premier Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Premier Institutional Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Premier Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Reverse Repurchase Agreements: The Premier Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Premier Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Premier Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Premier Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Lending of Portfolio Securities: The Premier Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Premier Institutional Fund will receive income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield.

    Commercial Paper and Other Short-Term Obligations: The Premier Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See "Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these structured financings.

    Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

    Forward Commitments: The Premier Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Premier Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. While the types of money market securities in which the Premier Institutional Fund invests generally are

                          Premier Institutional Fund
  considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Premier Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Premier Institutional Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

  Investment Restrictions. The Premier Institutional Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Premier Institutional Fund's outstanding voting securities. Among the more significant restrictions, the Premier Institutional Fund may not (1) invest more than 25% of its total assets in the securities of issuers in any particular industry (other than U.S. Government securities, Government agency securities or bank money instruments); (2) borrow money, except that the Premier Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts of up to 33 1/3% of its total assets (including the amount borrowed), or for temporary purposes (up to an additional 5% of its total assets), or as necessary for the clearance of securities transactions, or for the purchase of securities on margin; or (3) make loans to other persons, except that the purchase of debt instruments, U.S. Government securities, commercial paper and other short-term obligations, bank money instruments and repurchase agreements are not deemed the making of a loan and that the Premier Institutional Fund may lend its portfolio securities in accordance with applicable law and the guidelines set forth herein and in the Statement of Additional Information.

                              INVESTMENT ADVISER

  The investment adviser to the Premier Institutional Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.

  FAM, subject to the general supervision of the Trust's Board of Trustees, renders investment advice to the Premier Institutional Fund and is responsible for the overall management of the Premier Institutional Fund's business affairs. For its services, FAM will receive a monthly fee payable by the Premier Institutional Fund at the annual rate of .15% of the Fund's average daily net assets. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, FAM was entitled to receive investment advisory fees of $1,053,985 or .15% of the Premier Institutional Fund's average daily net assets. During its initial offering period, FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Premier Institutional Fund to FAM was at the annual rate of 0.14% of the Fund's average daily net assets. During the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, such waiver amounted to $45,574 or .01% of the Premier Institutional Fund's average daily net assets. FAM therefore received $1,008,411 or .14% of the Fund's average daily net assets during the period beginning January 27, 1997 (commencement of operations) to April 30, 1997. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the Premier Institutional Fund's total expenses were $1,212,388 or .17% of its average daily net assets. If FAM had not waived a portion of its fee, the Premier Institutional Fund's total expenses would have been $1,257,962 or .18% of its average daily net assets during the period beginning January 27, 1997 (commencement of operations) to April 30, 1997.

                          Premier Institutional Fund

                      [This page intentionally left blank]

PROSPECTUS

JULY 29, 1997

                        MERRILL LYNCH INSTITUTIONAL FUND
                 OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                 FOR GENERAL INFORMATION AND PURCHASES CALL
                                         617-357-1460 OR TOLL FREE 800-225-1576

BOSTON, MASSACHUSETTS 02111

  The Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Institutional Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Institutional Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Institutional Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Institutional Fund and Its Objectives," page 4.

                               ----------------

THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION NOR HAS  THE SECURITIES  AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR  ADEQUACY OF THIS  PROSPECTUS. ANY REPRESENTATION  TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  The Prospectus sets forth in concise form the information about the Institutional Fund that a prospective investor should know before investing in the Institutional Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Institutional Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated July 29, 1997, by writing to or calling Merrill Lynch Institutional Fund at the above address and telephone numbers. The Statement of Additional Information has been incorporated by reference into this Prospectus.

  The minimum initial purchase for the Institutional Fund is $25,000 per investor.


                               TABLE OF CONTENTS

                                   PAGE
                                   ----
Fee Table.........................   2
Financial Highlights..............   3
Yield Information.................   4
The Institutional Fund and Its
 Objectives.......................   4
Investment Adviser................   7
Distribution and Shareholder
 Servicing Plan...................   7
Appendix
 Investors for Whom the Funds are
  Designed........................ A-1
 Investment Adviser............... A-2
 Distributor...................... A-2

                                  PAGE
                                  ----
Management.......................  A-3
Purchase of Shares...............  A-3
Redemptions......................  A-6
Dividends........................  A-9
Net Asset Value..................  A-9
Taxes............................ A-10
Portfolio Transactions........... A-11
Exchange Privilege............... A-12
Additional Information........... A-12
Account Application.............. A-19
Authorization for Redemption by
 Check Form...................... A-21

                                   FEE TABLE

                                                                 INSTITUTIONAL
                                                                     FUND
                                                                 -------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases.....................     None
  Deferred Sales Charge.........................................     None
  Sales Charge Imposed on Dividend Reinvestments................     None
  Redemption Fee................................................     None
  Exchange Fee..................................................     None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
  Investment Advisory Fees (net of fee waiver)..................     .20%*
  Other Expenses
   Dividend and Transfer Agency Fees............................     .01%
   Other Fees and Expenses......................................     .04%
                                                                     ---
  Total Other Expenses..........................................     .05%
                                                                     ---
  Total Fund Operating Expenses (net of fee waiver).............     .25%*
                                                                     ===

--------

* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the investment advisory fee, the Investment Advisory Fees would be .33% of average daily net assets and Total Fund Operating Expenses would be .38% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.

EXAMPLE:

                         CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                         --------------------------------------------------
                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                         ----------   ----------   ----------   -----------
An investor would pay
 the following expenses
 on a $1,000 investment
 assuming (1) an
 operating expense
 ratio of .25%, (2) a
 5% annual return
 throughout the period
 and (3) redemption at
 the end of the
 period................           $3            $8          $14          $32

  The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Institutional Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Institutional Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."

                              Institutional Fund

                             FINANCIAL HIGHLIGHTS

  The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Institutional Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Institutional Fund at the telephone number or address on the front cover of this Prospectus.

  The following per share data and ratios for the Institutional Fund have been derived from information provided in the Fund's audited financial statements.

                                                                                                             FIVE
                                                                                                            MONTHS
                                                  YEAR ENDED APRIL 30,                                      ENDED
                      ----------------------------------------------------------------------------------  APRIL 30,
                         1997        1996        1995        1994        1993        1992        1991        1990
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net Asset Value,
  beginning of
  year...........     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
 Income from
  Investment
  Operations:
 Net investment
  income.........           .052        .056        .050        .031        .033        .050        .074        .033
 Net realized and
  unrealized gain
  on
  investments....             --          --          --          --        .001          --          --          --
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Total from
  investment
  operations.....           .052        .056        .050        .031        .034        .050        .074        .033
 Less
  Distributions:
 Dividends from
  net investment
  income.........          (.052)      (.056)      (.050)      (.031)      (.034)      (.050)      (.074)      (.033)
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net Asset Value,
  end of year....     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                      ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
 Total Return....          5.34%       5.81%       5.11%       3.20%       3.46%       5.12%       7.67%      8.11%*
 Ratios/Supplemental
  Data:
 Net Assets, end
  of year (000)..     $6,197,878  $7,615,126  $6,580,086  $3,775,121  $4,712,639  $2,156,878  $2,622,402  $1,732,563
 Ratio of
  operating
  expenses to
  average net
  assets
  (before
  waiver)........           .38%        .37%        .37%        .37%        .38%        .40%        .42%       .45%*
 Ratio of
  operating
  expenses to
  average net
  assets
  (after
  waiver)........           .25%        .24%        .24%        .24%        .26%          --          --          --
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses, to
  average net
  assets
  (before
  waiver)........          5.12%       5.42%       5.00%       2.91%       3.29%       4.99%       7.35%      7.99%*
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses to
  average net
  assets
  (after
  waiver)........          5.25%       5.55%       5.13%       3.04%       3.41%          --          --          --

                          YEAR ENDED NOVEMBER 30,
                      -----------------------------------
                         1989        1988        1987
                      ----------- ----------- -----------
 Net Asset Value,
  beginning of
  year...........     $     1.00  $     1.00  $     1.00
 Income from
  Investment
  Operations:
 Net investment
  income.........           .088        .070        .062
 Net realized and
  unrealized gain
  on
  investments....             --          --          --
                      ----------- ----------- -----------
 Total from
  investment
  operations.....           .088        .070        .062
 Less
  Distributions:
 Dividends from
  net investment
  income.........          (.088)      (.070)      (.062)
                      ----------- ----------- -----------
 Net Asset Value,
  end of year....     $     1.00  $     1.00  $     1.00
                      =========== =========== ===========
 Total Return....          9.16%       7.25%       6.36%
 Ratios/Supplemental
  Data:
 Net Assets, end
  of year (000)..     $1,800,019  $1,258,741  $1,893,655
 Ratio of
  operating
  expenses to
  average net
  assets
  (before
  waiver)........           .46%        .45%        .45%
 Ratio of
  operating
  expenses to
  average net
  assets
  (after
  waiver)........             --          --          --
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses, to
  average net
  assets
  (before
  waiver)........          8.83%       6.92%       6.19%
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses to
  average net
  assets
  (after
  waiver)........             --          --          --

-------
* On an annualized basis.

  Note--The Financial Highlights shown for the fiscal years 1993-1997 have been audited by Deloitte & Touche LLP, independent auditors.

                              Institutional Fund

                               YIELD INFORMATION

  Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1997.

Annualized Yield:
  Including gains and losses............................................   5.37%
  Excluding gains and losses............................................   5.37%
Compounded Annualized Yield.............................................   5.52%
Average Maturity of Portfolio at End of Period.......................... 62 days

  The yield on Institutional Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Institutional Fund of future yields or rates of return on its shares. The Institutional Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

  On occasion, the Institutional Fund may compare its yield to (i) the IBC's First Tier-Institutional Funds Only Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(TM) for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Institutional Fund's yield or relative performance for any future period.

                   THE INSTITUTIONAL FUND AND ITS OBJECTIVES

  The Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Institutional Fund enables investors to invest short-term cash reserves in a portfolio of high quality "money market" securities. Institutional Fund shares are sold and redeemed twice on each business day at the net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Institutional Fund will be attained.

  The Institutional Fund will attempt to accomplish its objectives of maximum current income consistent with liquidity and the maintenance of a portfolio of high quality "money market" instruments by investing in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Institutional Fund's portfolio will be 90 days or less.

  The following is a description of the types of short-term "money market" instruments in which the Institutional Fund will principally invest:

    (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

                              Institutional Fund

    (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and thrift deposit notes;

    (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

    (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

  The Institutional Fund will only invest in short-term obligations that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six NRSROs: Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Rating Group and Thomson BankWatch, Inc.

  Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Institutional Fund will not invest in Second Tier Securities.

  The following is a description of some of the investments or investment practices in which the Institutional Fund may invest or engage:

    Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Institutional Fund also invests in instruments issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above.

    Repurchase Agreements: The Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Institutional Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase

                              Institutional Fund
  agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Institutional Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Reverse Repurchase Agreements: The Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Lending of Portfolio Securities: The Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Institutional Fund receives income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield. Management of the Institutional Fund does not consider the lending of portfolio securities to constitute loans for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Commercial Paper and Other Short-Term Obligations The Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See "Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these structured financings.

    Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

    Forward Commitments: The Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

  While the types of money market securities in which the Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Institutional Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

                              Institutional Fund

  Investment Restrictions. The Institutional Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Institutional Fund's outstanding voting securities. Among the more significant restrictions, the Institutional Fund may not (1) invest more than 25% of its total assets in the securities of issuers in any particular industry (other than U.S. Government securities, Government agency securities or domestic bank money instruments); (2) purchase the securities of any one issuer, other than the U.S. Government, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of the Institutional Fund's total assets may be invested without regard to this limitation; or (3) enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Institutional Fund's assets in such repurchase agreements.

                              INVESTMENT ADVISER

  The investment adviser to the Institutional Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.

  FAM, subject to the general supervision of the Trust's Board of Trustees, renders investment advice to the Institutional Fund and is responsible for the overall management of the Institutional Fund's business affairs. For the fiscal year ended April 30, 1997, FAM was entitled to receive investment advisory fees of $24,155,920 or .33% of the Institutional Fund's average daily net assets. FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Institutional Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1997, such waiver amounted to $9,522,140 or .13% of the Institutional Fund's average daily net assets. FAM therefore received $14,633,780 or .20% of the Fund's average daily net assets during the fiscal year ended April 30, 1997. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the fiscal year ended April 30, 1997, the Institutional Fund's total expenses were $18,116,709 or .25% of its average daily net assets. If FAM had not waived a portion of its fee, the Institutional Fund's total expenses would have been $27,638,849 or .38% of its average daily net assets during the fiscal year ended April 30, 1997.

                  DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

  The Institutional Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits FAM to pay a fee to MLFD which in turn is authorized to make payments to securities dealers with which MLFD has entered into selected dealers agreements. MLFD may also use a portion of the fee it receives under the Plan to compensate administrators who perform administrative services that would otherwise be performed by FAM or its agent. The purpose of the Plan is to promote distribution of the Institutional Fund's shares and to enhance the provision of shareholder services. The Institutional Fund is not required or permitted under the Plan to make payments over and above its investment advisory fee; the Plan merely permits the reallocation of a portion of the advisory fee FAM receives to pay for distribution-related and shareholder servicing activities. For the fiscal year ended April 30, 1997, the fees paid to MLFD under the Plan totalled $3,589,356 or .05% of the Institutional Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Fund shares.

                              Institutional Fund

                      [This page intentionally left blank]

PROSPECTUS

JULY 29, 1997

                         MERRILL LYNCH GOVERNMENT FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  The Government Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Government Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Government Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Government Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Government Fund and Its Objectives," page 4.

                               ----------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY  REPRESENTATION TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  This Prospectus sets forth in concise form the information about the Government Fund that a prospective investor should know before investing in the Government Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Government Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated July 29, 1997, by writing to or calling Merrill Lynch Government Fund at the above address and telephone numbers. The Statement of Additional Information has been incorporated by reference into this Prospectus.

  The minimum initial purchase for the Government Fund is $25,000 per investor.


                               TABLE OF CONTENTS

                                   PAGE
                                   ----
Fee Table.........................   2
Financial Highlights..............   3
Yield Information.................   4
The Government Fund and Its
 Objectives.......................   4
Investment Adviser................   6
Distribution and Shareholder
 Servicing Plan...................   7
Appendix
 Investors for Whom the Funds are
  Designed........................ A-1
 Investment Adviser............... A-2
 Distributor...................... A-2

                                   PAGE
                                   ----
 Management.......................  A-3
 Purchase of Shares...............  A-3
 Redemptions......................  A-6
 Dividends........................  A-9
 Net Asset Value..................  A-9
 Taxes............................ A-10
 Portfolio Transactions........... A-11
 Exchange Privilege............... A-12
 Additional Information........... A-12
 Account Application.............. A-19
 Authorization for Redemption by
  Check Form...................... A-21

                                   FEE TABLE

                                                                    GOVERNMENT
                                                                       FUND
                                                                    ----------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases........................    None
  Deferred Sales Charge............................................    None
  Sales Charge Imposed on Dividend Reinvestments...................    None
  Redemption Fee...................................................    None
  Exchange Fee.....................................................    None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
  Investment Advisory Fees (net of fee waiver).....................    .20%*
  Other Expenses
   Dividend and Transfer Agency Fees...............................    .02%
   Other Fees and Expenses.........................................    .04%
                                                                       ---
  Total Other Expenses.............................................    .06%
                                                                       ---
  Total Fund Operating Expenses (net of fee waiver)................    .26%*
                                                                       ===

--------

* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the investment advisory fee, the Investment Advisory Fees would be .32% of average daily net assets and Total Fund Operating Expenses would be .38% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.

EXAMPLE:

                                 CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                 -------------------------------------------
                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                 -------------------- ---------- -----------
An investor would pay the
 following expenses on a $1,000
 investment assuming (1) an
 operating expense ratio of
 .26%, (2) a 5% annual return
 throughout the period and (3)
 redemption at the end of the
 period........................     $3        $8         $15         $33

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Government Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Government Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."

                                Government Fund

                             FINANCIAL HIGHLIGHTS

  The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Government Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Government Fund at the telephone number or address on the front cover of this Prospectus.

  The following per share data and ratios for the Government Fund have been derived from information provided in the Fund's audited financial statements.

                                                                                                            EIGHT
                                                                                                            MONTHS
                                                  YEAR ENDED APRIL 30,                                      ENDED
                      ----------------------------------------------------------------------------------  APRIL 30,
                         1997        1996        1995        1994        1993        1992        1991        1990
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net Asset Value,
  beginning of
  year...........     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
 Income from
  Investment
  Operations:
 Net investment
  income.........           .052        .055        .049        .030        .030        .047        .070        .052
 Net realized and
  unrealized gain
  on
  investments....             --          --          --          --        .001        .002        .001          --
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Total from
  investment
  operations.....           .052        .055        .049        .030        .031        .049        .071        .052
 Less
  Distributions:
 Dividends from
  net investment
  income.........          (.052)      (.055)      (.049)      (.030)      (.031)      (.049)      (.071)      (.052)
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net Asset Value,
  end of year....     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                      ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
 Total Return....          5.31%       5.67%       4.99%       3.06%       3.19%       5.05%       7.38%       8.15%*
 Ratios/Supplemental
  Data:
 Net Assets, end
  of period
  (000)..........     $2,017,399  $1,643,625  $1,601,085  $1,533,478  $1,355,044  $1,358,150  $1,438,197  $1,270,277
 Ratio of
  expenses to
  average net
  assets (before
  waiver)........           .38%        .38%        .37%        .38%        .39%        .41%        .44%        .46%*
 Ratio of
  expenses to
  average net
  assets (after
  waiver)........           .26%        .26%        .24%        .32%          --          --          --          --
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses, to
  average net
  assets (before
  waiver)........          5.07%       5.37%       4.82%       2.83%       3.19%       4.93%       7.11%       7.97%*
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses to
  average net
  assets (after
  waiver)........          5.19%       5.49%       4.95%       2.89%          --          --          --          --

                           YEAR ENDED AUGUST 31,
                      -----------------------------------
                         1989        1988        1987
                      ----------- ----------- -----------
 Net Asset Value,
  beginning of
  year...........     $     1.00  $     1.00  $     1.00
 Income from
  Investment
  Operations:
 Net investment
  income.........           .083        .061        .053
 Net realized and
  unrealized gain
  on
  investments....             --        .001        .002
                      ----------- ----------- -----------
 Total from
  investment
  operations.....           .083        .062        .055
 Less
  Distributions:
 Dividends from
  net investment
  income.........          (.083)      (.062)      (.055)
                      ----------- ----------- -----------
 Net Asset Value,
  end of year....     $     1.00  $     1.00  $     1.00
                      =========== =========== ===========
 Total Return....          8.65%       6.43%       5.61%
 Ratios/Supplemental
  Data:
 Net Assets, end
  of period
  (000)..........     $1,409,819  $1,469,766  $1,561,268
 Ratio of
  expenses to
  average net
  assets (before
  waiver)........           .46%        .46%        .43%
 Ratio of
  expenses to
  average net
  assets (after
  waiver)........             --          --          --
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses, to
  average net
  assets (before
  waiver)........          8.31%       6.23%       5.41%
 Ratio of net
  investment
  income,
  including
  realized and
  unrealized
  gains and
  losses to
  average net
  assets (after
  waiver)........             --          --          --

-------
* On an annualized basis.

  Note--The Financial Highlights shown for the fiscal years 1993-1997 have been audited by Deloitte & Touche LLP, independent auditors.

                                Government Fund

                               YIELD INFORMATION

  Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1997.

Annualized Yield:
  Including gains and losses............................................   5.36%
  Excluding gains and losses............................................   5.35%
Compounded Annualized Yield.............................................   5.50%
Average Maturity of Portfolio at End of Period.......................... 54 days

  The yield on Government Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Government Fund of future yields or rates of return on its shares. The Government Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

  On occasion, the Government Fund may compare its yield to (i) the IBC's Government Only Institutional Only Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National IndexTM for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Government Fund's yield or relative performance for any future period.

                    THE GOVERNMENT FUND AND ITS OBJECTIVES

  The Government Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). The Government Fund enables investors to invest short-term cash reserves in a portfolio of U.S. Government securities. Government Fund shares are sold and redeemed twice on each business day at net asset value, and there is no sales or redemption charge. There can be no assurance that the objectives of the Government Fund will be attained.

  The Government Fund will attempt to accomplish its investment objectives by investing in a portfolio of U.S. Government securities, with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Government Fund's portfolio will be 90 days or less.

  Securities of the type included in the Government Fund's portfolio have historically had lower rates of return than commercial obligations but have involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Government Fund.

                                Government Fund

  The types of securities in which the Government Fund may invest include the following:

    Government Securities: Certain Government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Fund may also invest in securities issued by U.S. government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Investment Adviser believes that the credit risk with respect to the issuers is minimal.

    Repurchase Agreements: The Government Fund may invest in obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Government Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, the Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Government Fund's net assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Government Fund but only to constitute collateral for the seller's obligation to pay the repurchase price and, in the event of a default by the seller, the Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Reverse Repurchase Agreements: The Government Fund may enter into reverse repurchase agreements which involve the sale of portfolio securities held by the Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Lending of Portfolio Securities: The Government Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Government Fund will receive income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield. Management of the Government Fund does not consider the lending of portfolio securities to constitute loans for purposes of the Fund's investment restrictions set forth in the Statement of Additional Information.

    Forward Commitments: The Government Fund may purchase and sell U.S. Government securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed

                                Government Fund
  delivery. These transactions occur when securities are purchased or sold by the Government Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Government Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Government Fund deems it appropriate to do so, the Government Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Government Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Government Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Government Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    "Stripped Coupon" Securities: The Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.

  Investment Restrictions. The Government Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of a majority of the Government Fund's outstanding voting securities. Among the more significant restrictions, the Government Fund may not (1) enter into repurchase agreements with any one counter-party if immediately thereafter more than 5% of the value of its total assets would be invested in repurchase agreements with such counter-party and (2) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.)

                              INVESTMENT ADVISER

  The investment adviser to the Government Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.

  FAM, subject to the general supervision of the Trust's Board of Trustees and in conformance with the stated policies of the Government Fund, renders investment advice to the Government Fund and is responsible for the overall management of the Government Fund's business affairs. For the fiscal year ended April 30, 1997, FAM was entitled to receive investment advisory fees of $6,007,440 or .32% of the Government Fund's average daily net assets. FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Government Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1997, such waiver amounted to $2,261,521 or .12% of the Government Fund's average daily net assets. FAM therefore received $3,745,919 or .20% of the Government Fund's average daily net assets for the fiscal year ended April 30, 1997. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the fiscal year ended April 30, 1997, the Government Fund's total expenses were $4,784,010 or .26% of its average daily net assets. If FAM had not waived a portion of its fee, the Government Fund's total expenses would have been $7,045,531 or .38% of its average daily net assets during the fiscal year ended April 30, 1997.

                                Government Fund

                  DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

  The Government Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits FAM to pay a fee to MLFD which in turn is authorized to make payments to securities dealers with which MLFD has entered into selected dealers agreements. MLFD may also use a portion of the fee it receives under the Plan to compensate administrators who perform administrative services that would otherwise be performed by FAM or its agent. The purpose of the Plan is to promote distribution of the Government Fund's shares and to enhance the provision of shareholder services. The Government Fund is not required or permitted under the Plan to make payments over and above its investment advisory fee; the Plan merely permits the reallocation of a portion of the advisory fee FAM receives to pay for distribution-related and shareholder servicing activities. For the fiscal year ended April 30, 1997, the fees paid to MLFD under the Plan totalled $882,834 or .05% of the Government Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Government Fund shares.

                                Government Fund

                      [This page intentionally left blank]

PROSPECTUS

JULY 29, 1997

                          MERRILL LYNCH TREASURY FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  The Treasury Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal. The Fund will attempt to achieve its investment objectives by investing in a portfolio of U.S. Treasury securities. The Treasury Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Treasury Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Treasury Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Treasury Fund and Its Objectives," page 4.

                               ----------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY  REPRESENTATION TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  The Prospectus sets forth in concise form the information about the Treasury Fund that a prospective investor should know before investing in the Treasury Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Treasury Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated July 29, 1997 by writing to or calling Merrill Lynch Treasury Fund at the above address and telephone numbers. The Statement of Additional Information has been incorporated by reference into this Prospectus.

  The minimum initial purchase for the Treasury Fund is $25,000 per investor.


                               TABLE OF CONTENTS

                                  PAGE
                                  ----
Fee Table........................   2
Financial Highlights.............   3
Yield Information................   4
The Treasury Fund and Its
 Objectives......................   4
Investment Adviser...............   5
Distribution and Shareholder
 Servicing Plan..................   6
Appendix
 Investors for Whom the Funds are
  Designed....................... A-1
 Investment Adviser.............. A-2
 Distributor..................... A-2

                                   PAGE
                                   ----
 Management.......................  A-3
 Purchase of Shares...............  A-3
 Redemptions......................  A-6
 Dividends........................  A-9
 Net Asset Value..................  A-9
 Taxes............................ A-10
 Portfolio Transactions........... A-11
 Exchange Privilege............... A-12
 Additional Information........... A-12
 Account Application.............. A-19
 Authorization for Redemption by
  Check Form...................... A-21

                                   FEE TABLE

                            TREASURY
                              FUND
                            --------
SHAREHOLDER TRANSACTION
 EXPENSES
  Maximum Sales Charge Im-
   posed on Purchases......   None
  Deferred Sales Charge....   None
  Sales Charge Imposed on
   Dividend Reinvestments..   None
  Redemption Fee...........   None
  Exchange Fee.............   None
ANNUAL FUND OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
  Investment Advisory Fees
   (net of fee waiver).....   .20%*
  Other Expenses
   Dividend and Transfer
    Agency Fees............   .02%
   Other Fees and Ex-
    penses.................   .05%
                              ---
  Total Other Expenses.....   .07%
                              ---
  Total Fund Operating Ex-
   penses (net of fee waiv-
   er).....................   .27%*
                              ===

--------

* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the investment advisory fee, the Investment Advisory Fees would be .35% of average daily net assets and Total Fund Operating Expenses would be .42% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.

EXAMPLE:

                                                    CUMULATIVE EXPENSES PAID
                                                       FOR THE PERIOD OF:
                                                 -------------------------------
                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
An investor would pay the following expenses on
 a $1,000 investment assuming (1) an operating
 expense ratio of .27%, (2) a 5% annual return
 throughout the period and (3) redemption at
 the end of the period.........................   $ 3     $ 9     $15     $34

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Treasury Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Treasury Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."

                                 Treasury Fund

                             FINANCIAL HIGHLIGHTS

  The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Treasury Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Treasury Fund at the telephone number or address on the front cover of this Prospectus.

  The following per share data and ratios for the Treasury Fund have been derived from information provided in the Fund's audited financial statements.


                                                                                               PERIOD FROM
                                                                                               DECEMBER 18,
                                              YEAR ENDED APRIL 30,                               1989+ TO
                         --------------------------------------------------------------------   APRIL 30,
                           1997      1996      1995      1994      1993      1992      1991        1990
                         --------  --------  --------  --------  --------  --------  --------  ------------
Net Asset Value,
 beginning of year...... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00    $  1.00
Income from Investment
 Operations:
 Net investment income..     .049      .052      .045      .027      .028      .045      .066       .028
 Net realized and
  unrealized gain on
  investments...........       --        --        --        --      .001      .002      .003         --
                         --------  --------  --------  --------  --------  --------  --------    -------
Total from investment
 operations.............     .049      .052      .045      .027      .029      .047      .069       .028
Less Distributions:
 Dividends from net
  investment income.....    (.049)    (.052)    (.045)    (.027)    (.029)    (.047)    (.069)     (.028)
                         --------  --------  --------  --------  --------  --------  --------    -------
Net Asset Value, end of
 year................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00    $  1.00
                         ========  ========  ========  ========  ========  ========  ========    =======
Total Return............    5.08%     5.37%     4.68%     2.82%     2.97%     4.79%     7.17%      7.75%*
Ratios/Supplemental
 Data:
 Net Assets, end of year
  (000)................. $611,844  $514,123  $342,844  $266,953  $359,318  $320,686  $391,643    $64,392
 Ratio of expenses to
  average net assets
  (before waiver).......     .42%      .41%      .44%      .45%      .45%      .46%      .50%       .88%*
 Ratio of expenses to
  average net assets
  (after waiver)........     .27%      .26%      .29%      .39%        --        --      .47%       .51%*
 Ratio of net investment
  income, including
  realized and
  unrealized gains and
  losses, to average net
  assets (before
  waiver)...............    4.85%     5.09%     4.58%     2.67%     2.93%     4.69%     6.63%      7.79%*
 Ratio of net investment
  income, including
  realized and
  unrealized gains and
  losses, to average net
  assets (after
  waiver)...............    5.00%     5.24%     4.73%     2.73%        --        --     6.66%      8.16%*

--------
* On an annualized basis.
+ Commencement of operations.

  Note--The Financial Highlights shown for the fiscal years 1993-1997 have been audited by Deloitte & Touche LLP, independent auditors.

                                 Treasury Fund

                               YIELD INFORMATION

  Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1997.

Annualized Yield:
  Including gains and losses............................................   5.12%
  Excluding gains and losses............................................   5.12%
Compounded Annualized Yield.............................................   5.25%
Average Maturity of Portfolio at End of Period.......................... 57 days

  The yield on Treasury Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Treasury Fund of future yields or rates of return on its shares. The Treasury Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

  On occasion, the Treasury Fund may compare its yield to (i) the IBC's 100% U.S. Treasury Funds Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(TM) for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., IBC's Money Fund Report, Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Treasury Fund's yield or relative performance for any future period.

                     THE TREASURY FUND AND ITS OBJECTIVES

  The Treasury Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal. The Treasury Fund enables investors to invest short-term cash reserves in a portfolio of direct obligations of the U.S. Treasury. Treasury Fund shares are sold and redeemed twice on each business day at net asset value, and there is no sales or redemption charge. There can be no assurance that the objectives of the Treasury Fund will be attained.

  The Treasury Fund will attempt to accomplish its investment objectives by investing in a portfolio of U.S. Treasury securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Treasury Fund's portfolio will be 90 days or less.

  Securities of the type included in the Treasury Fund's portfolio have historically had lower rates of return than commercial obligations but have involved little risk of loss of principal if held to maturity. However, due to fluctuation in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Treasury Fund.

  The types of securities in which the Treasury Fund may invest include the following:

    U.S. Treasury Securities: The Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury.

                                 Treasury Fund

    Forward Commitments: The Treasury Fund may purchase and sell U.S. Treasury securities on a when-issued or forward commitment basis and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Treasury Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Treasury Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Treasury Fund deems it appropriate to do so, the Treasury Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Treasury Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Treasury Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Treasury Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    Repurchase Agreements: The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. This limitation on the Treasury Fund's investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund's yield under certain market conditions.

    A repurchase agreement is an instrument under which the purchaser (i.e., the Treasury Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Treasury Fund but only to constitute collateral for the seller's obligation to pay the repurchase price and, in the event of a default by the seller, the Treasury Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Investment Restrictions. The Treasury Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of a majority of the Treasury Fund's outstanding voting securities. Among the more significant restrictions, the Treasury Fund may not (1) enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements and (2) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.)

                              INVESTMENT ADVISER

  The investment adviser to the Treasury Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.

  FAM, subject to the general supervision of the Trust's Board of Trustees and in conformance with the stated policies of the Treasury Fund, renders investment advice to the Treasury Fund and is responsible for the overall

                                 Treasury Fund
management of the Treasury Fund's business affairs. For the fiscal year ended April 30, 1997, FAM was entitled to receive investment advisory fees of $1,991,236 or .35% of the Treasury Fund's average daily net assets. FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Treasury Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1997, such waiver amounted to $846,551 or .15% of the Treasury Fund's average net assets. FAM therefore received $1,144,685 or .20% of the Fund's average daily net assets for the fiscal year ended April 30, 1997. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the fiscal year ended April 30, 1997, the Treasury Fund's total expenses were $1,537,890 or
 .27% of its average daily net assets. If FAM had not waived a portion of its fee, the Treasury Fund's total expenses would have been $2,384,441 or .42% of its average daily net assets during the fiscal year ended April 30, 1997.

                  DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

  The Treasury Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits FAM to pay a fee to MLFD which in turn is authorized to make payments to securities dealers with which MLFD has entered into selected dealers agreements. MLFD may also use a portion of the fee it receives under the Plan to compensate administrators who perform administrative services that would otherwise be performed by FAM or its agent. The purpose of the Plan is to promote distribution of the Treasury Fund's shares and to enhance the provision of shareholder services. The Treasury Fund is not required or permitted under the Plan to make payments over and above its investment advisory fee; the Plan merely permits the reallocation of a portion of the advisory fee FAM receives to pay for distribution-related and shareholder servicing activities. For the fiscal year ended April 30, 1997, the fees paid to MLFD under the Plan totalled $331,142 or .06% of the Treasury Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Treasury Fund shares.

                                 Treasury Fund

PROSPECTUS

JULY 29, 1997

                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  The Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities. The Tax-Exempt Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company. The Tax-Exempt Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. An investment in the Tax-Exempt Fund is neither insured nor guaranteed by the U.S. Government. For more information on the Fund's investment objectives, please see "The Tax-Exempt Fund and Its Objectives," page 4.

                               ----------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY  REPRESENTATION TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  The Prospectus sets forth in concise form the information about the Tax-Exempt Fund that a prospective investor should know before investing in the Tax-Exempt Fund. Investors should read and retain this Prospectus for future reference. Additional information about the Tax-Exempt Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information and is available upon request and without charge. Investors and prospective investors may obtain a copy of the Statement of Additional Information, which is dated July 29, 1997, by writing to or calling Merrill Lynch Institutional Tax-Exempt Fund at the above address and telephone numbers. The Statement of Additional Information has been incorporated by reference into this Prospectus.

  The minimum initial purchase for the Tax-Exempt Fund is $25,000 per investor.


                               TABLE OF CONTENTS

                                   PAGE
                                   ----
Fee Table.........................   2
Financial Highlights..............   3
Yield Information.................   4
The Tax-Exempt Fund and Its
 Objectives.......................   4
Investment Adviser................   9
Distribution and Shareholder
 Servicing Plan...................   9
Special Tax Considerations........   9
Appendix
 Investors for Whom the Funds are
  Designed........................ A-1
 Investment Adviser............... A-2
 Distributor...................... A-2

                                   PAGE
                                   ----
 Management.......................  A-3
 Purchase of Shares...............  A-3
 Redemptions......................  A-6
 Dividends........................  A-9
 Net Asset Value..................  A-9
 Taxes............................ A-10
 Portfolio Transactions........... A-11
 Exchange Privilege............... A-12
 Additional Information........... A-12
 Account Application.............. A-19
 Authorization for Redemption by
  Check Form...................... A-21

                                   FEE TABLE

                                                                    TAX-EXEMPT
                                                                       FUND
                                                                    ----------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases........................    None
  Deferred Sales Charge............................................    None
  Sales Charge Imposed on Dividend Reinvestments...................    None
  Redemption Fee...................................................    None
  Exchange Fee.....................................................    None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
  Investment Advisory Fees (net of fee waiver).....................    .20%*
  Other Expenses
   Dividend and Transfer Agency Fees...............................    .02%
   Other Fees and Expenses.........................................    .05%
                                                                       ---
  Total Other Expenses.............................................    .07%
                                                                       ---
  Total Fund Operating Expenses (net of fee waiver)................    .27%
                                                                       ===

--------

* The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee will be .20% of the Fund's average daily net assets. If the Investment Adviser had not agreed to waive a portion of the management fee, the Investment Advisory Fees would have been .45% of average daily net assets and Total Fund Operating Expenses would be .52% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.

EXAMPLE:

                                 CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                 -------------------------------------------
                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                 -------------------- ---------- -----------
An investor would pay the
 following expenses on a $1,000
 investment assuming (1) an
 operating expense ratio of
 .27%, (2) a 5% annual return
 throughout the period and (3)
 redemption at the end of the
 period........................     $3        $9         $15        $34

  The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder in the Tax-Exempt Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and uses a five percent annual rate of return as mandated by Securities and Exchange Commission regulations. The actual rate of return on the Tax-Exempt Fund's shares will vary, and may be more or less than five percent. The Example should not be considered a representation of past or future expenses, and actual expenses may be more or less than those assumed for purposes of the Example. For a more detailed description of such costs and expenses, see "Investment Adviser," "Distributor," "Purchase of Shares" and "Redemptions."

                                Tax-Exempt Fund

                             FINANCIAL HIGHLIGHTS

  The financial information in the table below has been audited by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended April 30, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information. Further information about the performance of the Tax-Exempt Fund is contained in the Trust's most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Tax-Exempt Fund at the telephone number or address on the front cover of this Prospectus.

  The following per share data and ratios for the Tax-Exempt Fund have been derived from information provided in the Fund's audited financial statements.

                                                        FIVE
                                                       MONTHS
                          YEAR ENDED APRIL 30,          ENDED
                      ------------------------------  APRIL 30,
                         1997       1996      1995      1994
                      ----------  --------  --------  ---------
 Net Asset Value,
  beginning of
  period.........     $     1.00  $   1.00  $   1.00  $   1.00
 Net investment
  income.........            .03       .04       .03       .01
 Less dividends
  from net
  investment
  income.........           (.03)     (.04)     (.03)     (.01)
                      ----------  --------  --------  --------
 Net Asset Value,
  end of period..     $     1.00  $   1.00  $   1.00  $   1.00
                      ==========  ========  ========  ========
 Total Return....          3.41%     3.68%     3.20%     2.14%*
 Ratios/Supplemental
  Data:
 Net Assets, end
  of period
  (000)..........     $1,003,655  $667,205  $403,903  $390,375
 Ratio of
  expenses to
  average net
  assets (before
  waiver)........           .52%      .54%      .56%      .59%*
 Ratio of
  expenses to
  average net
  assets (after
  waiver)........           .27%      .29%      .31%      .34%*
 Ratio of net
  investment
  income to
  average net
  assets (before
  waiver)........          3.12%     3.35%     2.90%     1.92%*
 Ratio of net
  investment
  income to
  average net
  assets (after
  waiver)........          3.37%     3.60%     3.15%     2.17%*
                                         YEAR ENDED NOVEMBER 30,
                      ---------------------------------------------------------------------
                        1993      1992      1991      1990      1989      1988      1987
                      --------- --------- --------- --------- --------- --------- ---------
 Net Asset Value,
  beginning of
  period.........     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
 Net investment
  income.........          .02       .03       .04       .05       .05       .04       .04
 Less dividends
  from net
  investment
  income.........         (.02)     (.03)     (.04)     (.05)     (.06)     (.04)     (.04)
                      --------- --------- --------- --------- --------- --------- ---------
 Net Asset Value,
  end of period..     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                      ========= ========= ========= ========= ========= ========= =========
 Total Return....        2.14%     2.74%     4.33%     5.55%     6.16%     4.86%     4.11%
 Ratios/Supplemental
  Data:
 Net Assets, end
  of period
  (000)..........     $278,697  $329,254  $377,154  $310,344  $281,839  $375,209  $679,892
 Ratio of
  expenses to
  average net
  assets (before
  waiver)........         .62%      .61%      .61%      .63%      .63%      .59%      .58%
 Ratio of
  expenses to
  average net
  assets (after
  waiver)........         .45%      .53%      .54%      .56%      .55%      .52%      .47%
 Ratio of net
  investment
  income to
  average net
  assets (before
  waiver)........        1.96%     2.67%     4.21%     5.36%     5.92%     4.62%     3.90%
 Ratio of net
  investment
  income to
  average net
  assets (after
  waiver)........        2.13%     2.75%     4.28%     5.43%     6.00%     4.69%     4.01%

-------
* On an annualized basis.

  Note--The Financial Highlights shown for the fiscal years 1992-1997 have been audited by Deloitte & Touche LLP, independent auditors.

                                Tax-Exempt Fund

                               YIELD INFORMATION

  Set forth below is yield information as to the net annualized and compounded yield for the seven-day period ended April 30, 1997.

Annualized Yield:
  Including gains and losses............................................   4.21%
  Excluding gains and losses............................................   4.21%
Compounded Annualized Yield.............................................   4.30%
Average Maturity of Portfolio at End of Period.......................... 29 days

  The yield on Tax-Exempt Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Tax-Exempt Fund of future yields or rates of return on its shares. The Tax-Exempt Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

  On occasion, the Tax-Exempt Fund may compare its yield to (i) the IBC's Tax-Free Fund Average, an average compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(TM) for money market accounts offered by the 100 leading banks and thrift institutions in the 10 largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data contained in publications such as Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes and Fortune. As with yield quotations, yield comparisons should not be considered indicative of the Tax-Exempt Fund's yield or relative performance for any future period.

                    THE TAX-EXEMPT FUND AND ITS OBJECTIVES

  The Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high-quality Tax-Exempt Securities. The Tax-Exempt Fund enables investors to invest short-term cash reserves in a portfolio of high-quality tax-exempt "money market" securities. Tax-Exempt Fund shares are sold and redeemed twice on each business day at the net asset value next determined after an order is received, and there is no sales or redemption charge. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained.

  The Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax (such obligations are herein referred to as "Tax-Exempt Securities"). The two principal classifications of Tax-Exempt Securities are "general obligation" and "revenue" bonds. The investment objectives of the Tax-Exempt Fund described above in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding shares of the Tax-Exempt

                                Tax-Exempt Fund

Fund. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained. The Tax-Exempt Fund may not purchase any securities other than Tax-Exempt Securities, and, as a matter of operating policy, the Tax-Exempt Fund under normal circumstances will invest at least 80% of its assets in Tax-Exempt Securities which are not subject to the alternative minimum tax described under "Special Tax Considerations".

  The Tax-Exempt Fund will seek to achieve its objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), principally including:

    (i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by Standard & Poor's Rating Group ("S&P") or by Fitch Investors Services, Inc. ("Fitch"), or Aaa or Aa by Moody's Investors Service, Inc. ("Moody's") and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above ratings;

    (ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG-1 or MIG-2 by Moody's, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F-1 or F-2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the trustees of the Trust, are of a quality equivalent to obligations rated MIG-1 or MIG-2 or SP-1 or SP-2 or F-1 or F-2;

    (iii) variable rate demand notes and participations therein;

    (iv) short-term tax-exempt commercial paper obligations (short-term unsecured promissory notes issued to finance short-term credit needs) which are rated at least A-1 by S&P, Prime-1 by Moody's or their equivalents as determined by the Trustees of the Trust; and

    (v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.

  The Appendix to this Prospectus and Appendix B to the Statement of Additional Information sets forth a description of the above rating symbols. The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where the entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

  Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes ("VRDNs") and derivative or synthetic municipal instruments ("Derivative Products"), effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Securities and Exchange Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long-term bonds underlying Derivative Products (the "Underlying Bonds"). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial

                                Tax-Exempt Fund
ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund's net asset value.

  VRDNs and participation interests in VRDNs held by a financial institution ("Participating VRDNs") are tax-exempt obligations which utilize a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Public Securities Association (PSA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund's yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund's yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation. See the Statement of Additional Information for further information regarding VRDNs.

  The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

  Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Derivative Products would be deemed taxable.


                                Tax-Exempt Fund

  The Tax-Exempt Fund may purchase and sell tax-exempt securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of the Tax-Exempt Fund deems it appropriate to do so, the Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or the Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

  Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on the Tax-Exempt Fund's portfolio. However, because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the alternative minimum tax described under "Special Tax Considerations"). Accordingly, there may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short-term, high-quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares. See "Purchase of Shares."

  As is described in the Statement of Additional Information, the Tax-Exempt Fund has the authority, subject to certain conditions, to purchase securities with puts.

  As indicated under "Redemptions," payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund's yield. The Trustees will re-examine the Tax-Exempt Fund's policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax-Exempt Fund's yield; however, redemption payments will in any case be made within seven days of the date of redemption unless the Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days under the circumstances described in the Appendix to this Prospectus under "Redemptions."

MATURITY AND QUALITY STANDARDS

  As a money market fund, the Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.

  Short-Term Maturity Standards. All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of 397 days (13 months) or less. The dollar weighted average maturity of the Tax-Exempt

                                Tax-Exempt Fund

Fund's portfolio will be 90 days or less. The maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.

  Quality Standards. The Tax-Exempt Fund's portfolio investments in Tax-Exempt Securities will be limited to those obligations which are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the trustees of the Trust. The Tax-Exempt Fund's investments in Tax-Exempt Securities (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody's and S&P. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instruments. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.

INVESTMENT RESTRICTIONS

  The Tax-Exempt Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares.

  Among the more significant restrictions, the Tax-Exempt Fund may not: (1) purchase any securities other than Tax-Exempt Securities referred to under "The Tax-Exempt Fund and Its Objectives"; (2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities; (3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the Tax-Exempt Fund will not purchase securities while borrowings are outstanding); (4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value; or (5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

  Because of the affiliation of Merrill Lynch & Co., Inc. with the Tax-Exempt Fund, the Tax-Exempt Fund is prohibited from engaging in certain transactions involving Merrill Lynch & Co., Inc., or subsidiaries thereof, unless such transactions are conducted pursuant to the terms of an exemptive order which has been issued by the Securities and Exchange Commission. See "Portfolio Transactions" in the Appendix to this Prospectus.

                                Tax-Exempt Fund

                              INVESTMENT ADVISER

  The investment adviser to the Tax-Exempt Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation.

  FAM, subject to the general supervision of the Trust's Board of Trustees, renders investment advice to the Tax-Exempt Fund and is responsible for the overall management of the Tax-Exempt Fund's business affairs. For the fiscal year ended April 30, 1997, FAM was entitled to receive investment advisory fees of $3,731,200 or .45% of the Tax-Exempt Fund's average daily net assets. FAM has agreed to waive a portion of its fee so that the effective annual fee payable by the Tax-Exempt Fund to FAM will be at the annual rate of .20% of the Fund's average daily net assets. During the fiscal year ended April 30, 1997, such waiver amounted to $2,072,889 or .25% of the Tax-Exempt Fund's average daily net assets. FAM therefore received $1,658,311 or .20% of the Fund's average daily net assets for the fiscal year ended April 30, 1997. FAM may discontinue waiver of the fee in whole or in part at any time without notice. During the fiscal year ended April 30, 1997, the Tax-Exempt Fund's total expenses were $2,247,163 or .27% of its average daily net assets. If FAM had not waived a portion of its fee, the Tax-Exempt Fund's total expenses would have been $4,320,052 or .52% of its average daily net assets during the fiscal year ended April 30, 1997.

                  DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

  The Tax-Exempt Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits FAM to pay a fee to MLFD which in turn is authorized to make payments to securities dealers with which MLFD has entered into selected dealers agreements. MLFD may also use a portion of the fee it receives under the Plan to compensate administrators who perform administrative services that would otherwise be performed by FAM or its agent. The purpose of the Plan is to promote distribution of the Tax-Exempt Fund's shares and to enhance the provision of shareholder services. The Tax-Exempt Fund is not required or permitted under the Plan to make payments over and above its investment advisory fee; the Plan merely permits the reallocation of a portion of the advisory fee FAM receives to pay for distribution-related and shareholder servicing activities. For the year ended April 30, 1997, the fees paid to MLFD under the Plan totalled $548,355 or .06% of the Tax-Exempt Fund's average daily net assets, all of which was paid to MLFD for providing distribution-related services in connection with Fund shares.

                          SPECIAL TAX CONSIDERATIONS

FEDERAL

  The Tax-Exempt Fund has elected to qualify to pay "exempt-interest" dividends as defined in the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, dividends or any part thereof (other than any capital gain distributions) paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and which are designated by the Tax-Exempt Fund as exempt-interest dividends in a written notice mailed to the Tax-Exempt Fund's shareholders within 60 days after the close of its taxable year may be treated by shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his or her federal income tax return solely for informational purposes. However, shareholders are advised to consult their tax advisers with

                                Tax-Exempt Fund
respect to whether exempt-interest dividends are excludable under Section 103(a) of the Code if such shareholders would be treated as "substantial users" under Section 147(a)(1) of the Code with respect to some or all of the tax-exempt obligations held by the Tax-Exempt Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt interest dividends. Also, any losses realized by individuals who dispose of shares of the Tax-Exempt Fund within six months of their purchase are disallowed to the extent of any exempt-interest dividends received with respect to such shares.

  Individual shareholders of the Tax-Exempt Fund may be subject to alternative minimum tax to the extent the Tax-Exempt Fund holds "private activity" bonds. The Tax-Exempt Fund expects that it will hold private activity bonds; however, an individual shareholder filing a joint return who does not have any tax preference items subject to the alternative minimum tax other than income received from the Tax-Exempt Fund derived from private activity bonds would have to receive more than $45,000 of such income from the Tax-Exempt Fund before becoming subject to the alternative minimum tax.

  Exempt-interest dividends paid by the Tax-Exempt Fund, whether or not attributable to private activity bonds, may increase a corporate shareholder's alternative minimum taxable income. In addition, the payment of exempt-interest dividends may increase a corporate shareholder's liability for the environmental tax imposed on a corporation's alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction). The environmental tax, which is imposed at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000, is imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability.

  The Tax-Exempt Fund may realize capital gains, which will constitute taxable income. Distributions of the Tax-Exempt Fund's net realized short-term capital gains will be taxable to shareholders as ordinary income. In order to avoid taxation on its net long-term capital gains, the Tax-Exempt Fund may elect to distribute "capital gain dividends" to its shareholders. Any distributions designated as capital gain dividends, i.e., as being made from the Tax-Exempt Fund's net long-term capital gains in a written notice furnished annually to shareholders are taxable to shareholders as long-term capital gains, regardless of the shareholders' holding period of shares of the Tax-Exempt Fund. As of April 30, 1997, the Tax-Exempt Fund had net capital loss carry-overs of $254,048 of which $96,488 expire in 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

STATE AND LOCAL

  Depending upon the extent of the Tax-Exempt Fund's activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Tax-Exempt Fund may be subject to the tax laws of such states or localities. In addition, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Tax-Exempt Fund is advised to consult his own tax adviser in that regard. The Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

                                Tax-Exempt Fund

  The Appendix and the Statement of Additional Information describes the effect of other provisions of the Code on the Tax-Exempt Fund and its shareholders.

                               ----------------

  Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

                                Tax-Exempt Fund

                      [This page intentionally left blank]

                                   APPENDIX

  This Appendix constitutes part of the Prospectuses of Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") (collectively, the "Funds"). Unless otherwise indicated, the information set forth herein is applicable to each of the Funds.

                               ----------------

                   INVESTORS FOR WHOM THE FUNDS ARE DESIGNED

  Each of the Funds is designed primarily for institutions as an economical and convenient means for the investment of short-term funds which they hold for their own account or hold or manage for others. Such institutions include banks and trust companies, savings institutions, corporations, investment banks and brokers, insurance companies, investment counsellors, pension funds, employee benefit plans, law firms, trusts, estates and educational, religious and charitable institutions.

  Each Fund offers the economic advantages of block purchases of securities and diversification. Securities of the types in which the Funds invest are not generally available in denominations of less than $10,000. A higher yield may also be available when such securities are bought directly from the issuer in amounts of $1,000,000 or more. Likewise, when buying U.S. Government and taxable and tax-exempt money market obligations from a dealer rather than the issuer, the spread between the bid and asked price or the commission tends to decrease as the size of the transaction increases, thereby increasing the yield. The Funds also offer the investor the opportunity to participate in a more diversified maturity schedule than the size of its portfolio might otherwise permit.

  Investment in the Funds may relieve the investor of many of the administrative problems usually associated with the direct purchase of U.S. Government and taxable and tax-exempt money market obligations, such as scheduling maturities and reinvestments, safekeeping of securities, surveying the market for the best price at which to buy and sell, and separate principal and income recordkeeping. Furthermore, purchasers meeting the requirements for the expedited redemption procedure have the convenience of receiving the proceeds from the redemption of their shares the same day or the next business day; therefore, at times when yields on longer term U.S. Government and money market obligations are higher than yields on shorter term obligations, ownership of Fund shares will allow an investor with a need for a short-term call on funds to earn a higher yield than would be possible from investing directly in such obligations. All such benefits will be reduced to the extent of the Fund's expenses (see "Investment Adviser," "Distributor" and "Management") and during any periods when interest rates are higher for U.S. Government and taxable and tax-exempt money market obligations with shorter maturities than the weighted average maturity date of the Fund's portfolio securities.

  In general, if interest rates decline, then the yield to shareholders will also decline. An increase in interest rates will generally reduce the value of each Fund's investments and a decline in interest rates will generally increase the value. If there are unusually heavy redemption requests because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share for investors. However, in these circumstances each Fund is permitted to borrow amounts up to

10% of the value of its net assets, and the Funds believe that such borrowings would help mitigate any adverse effects and would make the sale of their portfolio securities unlikely.

                              INVESTMENT ADVISER

  The investment adviser to each Fund is Fund Asset Management, L.P. ("FAM"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of Merrill Lynch & Co., Inc. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1209.

  FAM and its sister company, Merrill Lynch Asset Management, L.P. ("MLAM"), together act as the manager or adviser for over 140 other registered investment companies. FAM has access to the expertise of its affiliates, Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch Money Markets, Inc. ("MLMM"). In terms of dollar values of trading, GSI and MLMM are two of the largest dealers in U.S. Government securities, U.S. Government agency securities and certain other money market securities, acting both as primary dealers and secondary market traders. In addition, the total securities and economic research facilities of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") are available to FAM. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of June 30, 1997, FAM and MLAM had a total of approximately $256.6 billion in investment company and other portfolio assets under management, including assets of certain affiliates.

  Securities held by the Funds may also be held by other funds for which FAM or MLAM acts as the manager or adviser or by investment advisory clients of MLAM. If purchases or sales of securities for a Fund or other funds for which FAM or MLAM acts as the manager or adviser or for their other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent the transactions on behalf of more than one client of FAM or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                                  DISTRIBUTOR

  The principal underwriter and distributor of shares of the Funds is Merrill Lynch Funds Distributor, Inc. ("MLFD"), an indirect subsidiary of Merrill Lynch & Co., Inc. The principal business address of MLFD is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9081, Princeton, New Jersey 08543-9081). MLFD makes a continuous offering of the Funds' shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Funds (after such items have been prepared and set in type) which are used in connection with the offering of shares to selected dealers or investors, and the cost and expenses of preparing, printing and distributing any other literature used by MLFD or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by the Funds in these services. There is no sales or redemption charge.

                                  MANAGEMENT

  The Trustees of the Trust consist of seven individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the trustees of investment companies by the Investment Company Act of 1940. The Board of Trustees elects officers annually.

  The Trustees of the Trust are:

  *Robert W. Crook--Senior Vice President of MLAM and MLFD.

  A. Bruce Brackenridge--Retired Group Executive of J.P. Morgan & Co., Inc. and Morgan Guaranty Trust Company.

  Charles C. Cabot, Jr.--Partner in the law firm of Sullivan & Worcester.

  James T. Flynn--Retired Chief Financial Officer of J.P. Morgan & Co., Inc.

  *Terry K. Glenn--Executive Vice President of MLAM and FAM and President and
   Director of MLFD.

  George W. Holbrook, Jr.--Managing Partner of Bradley Resources Company.

  W. Carl Kester--Professor, Business Administration, Harvard University Graduate School of Business Administration.
--------
* Interested person as defined in the Investment Company Act of 1940.

  As described under the caption "Investment Adviser," FAM has assumed responsibility for the actual management of the business affairs of the Funds, subject to the general supervision of the Trust's Board of Trustees. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM. FAM performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for portfolio management of the Funds. Each Trustee who is not an officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will be paid $30,000 annually in his capacity as trustee of the Trust, and all Trustees will be reimbursed for any expenses incurred in attending meetings of the Board of Trustees of the Trust or of any committee thereof. No officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will receive any compensation from any Fund for acting as a trustee or officer of the Fund. The Trust has no employees other than its officers, all of whom are compensated by FAM or MLFD.

                              PURCHASE OF SHARES

  Each Fund's shares are sold without a sales charge, on a continuous basis. Each Fund will effect orders to purchase its shares twice on each day that the New York Stock Exchange (the "Exchange") is open for business at the net asset value per share (see "Net Asset Value") determined as of 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund, or as of 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund, and as of the close of trading on the Exchange. On any day the Exchange closes early, orders to purchase may be effected only once, at the close of trading, if the close of trading occurs prior to the times established above. It is anticipated, although it cannot be assured, that the net asset value of each of the Funds will remain constant at $1.00 per share. A purchase order does not become effective until Federal Funds are received by State Street Bank and Trust Company ("State Street Bank" or the "Bank") or other forms of payment are converted by State Street Bank (at no charge to the investor) into Federal Funds.

  The minimum initial purchase of shares for each of the Funds is $25,000, except for the Premier Institutional Fund which requires a minimum $10,000,000 initial purchase. Subsequent purchases may be made in amounts as small as $1,000. Furthermore, subsequent purchases of shares of the Premier Institutional Fund by an investor when the investor's account balance in the Premier Institutional Fund is less than $10,000,000 will only be accepted by the Premier Institutional Fund if, after such purchase, such investor's account balance will be at least $10,000,000. Shares purchased as of 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund, or 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund, begin earning dividends on the day of purchase, and shares purchased as of the close of trading (including early closing of trading) on the Exchange begin earning dividends on the following business day. See "Dividends." Investors are required to maintain a minimum balance of $5,000 in each account maintained with an applicable Fund other than the Premier Institutional Fund. If an account balance in such Fund falls below $5,000, an investor's shares in the applicable Fund may be redeemed. If an investor's average account balance in the Premier Institutional Fund falls below $10,000,000 for any 30-day period, such investor's shares in the Premier Institutional Fund will be exchanged for shares of the Institutional Fund unless the investor has elected in its Account Application to have the shares redeemed with the proceeds of redemption paid to the investor. See "Redemptions."

  The Fund strongly recommends the use of Federal Funds to purchase shares because, while the other forms of payment described below will also be accepted, purchase orders do not become effective until Federal Funds are available.

PURCHASE BY FEDERAL FUNDS WIRE

  Federal Funds are monies credited to a bank's account with a Federal Reserve Bank. To purchase shares of any Fund by wiring Federal Funds, the investor must first telephone MLFD, Boston (617-357-1460 or toll-free 800-225-1576) to receive a wire order number. On the telephone the following information will be requested by MLFD: name of investor, address, tax identification number, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by the investor to its bank to wire transfer Federal Funds to State Street Bank and Trust Company-Boston, Attention:
Merrill Group, Credit (Name of Fund), Wire Order Number: (Assigned by Fund) and the investor's name and account number.

  The Funds have a procedure designed to facilitate the purchase of shares by Federal Funds Wire. Under this procedure, if an order is received by a Fund by 12:00 Noon (Boston time) for the Tax-Exempt Fund, by 2:00 p.m. (Boston time) for the Treasury Fund, or by 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund and Federal Funds are received by State Street Bank prior to 4:00 p.m. (Boston time), the order is effective as of 12:00 Noon (Boston time) for the Tax-Exempt Fund, as of 2:00 p.m. (Boston time) for the Treasury Fund, or as of 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund. If an order is received by a Fund after 12:00 Noon (Boston time) for the Tax-Exempt Fund, after 2:00 p.m. (Boston time) for the Treasury Fund, or after 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund or the Government Fund, but prior to the close (including early closing of trading) on the Exchange on the business day prior to a holiday* the proceeds of the wire will be invested in shares of the applicable Fund as of the close of trading on the Exchange on that day, but will not begin earning dividends on the investment until the next day on which State Street Bank is open for business.
--------

* The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASE THROUGH FACTS

  Business organizations (such as corporations, partnerships or business trusts) may purchase shares of the Funds through the Merrill Lynch Financial Assets Control Tracking System ("FACTS"). FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House system ("ACH") to transfer funds electronically between the corporate investor's local bank and the Funds.

  The purchase of shares of the Funds through FACTS may be arranged by completing a FACTS Account Application, which can be obtained by calling 617-357-1460 or toll-free 800-225-1576 and returning it to Merrill Lynch Funds Distributor, Inc. in Boston. After the application is received, an announcement card will be sent to the organization supplying it with an account number and advising it that, after 15 days from the printed date on the card, the organization may begin using ACH for purchasing Fund shares.

  After this waiting period, an authorized representative of the organization may call the Funds' FACTS toll-free number (800-343-3446) by 4:00 p.m. (Boston time), identify the organization by name and account number, and tell the FACTS operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following business day funds will automatically be transferred to a Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.

PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT

  Purchase orders for which remittance is to be made by check or Federal Reserve Draft must be submitted directly by mail to State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, together with payment for the purchase price of such shares and, in the case of a new account, a completed Account Application (see page A-19). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks and Federal Reserve Drafts should be made payable to the order of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund or Merrill Lynch Institutional Tax-Exempt Fund, as applicable. Money transmitted by check normally will be converted into Federal Funds within two business days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next business day and the investor's order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor's money will not be invested and, therefore, will not be earning dividends.

GENERAL

  All funds will be fully invested in full and fractional shares. To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through MLFD, Boston, to have State Street Bank provide subaccounting services. All underlying subaccounts are subject to each Fund's minimum balance requirements.

  The issuance of shares of a Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. State Street Bank, the transfer agent, will send to each shareholder of record a monthly statement and a statement of shares of the Fund(s) owned after each purchase or redemption transaction relating to such shareholder.

  Boston banks are closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring Federal Funds on such holidays because State Street Bank is not open to receive such funds on behalf of the Funds. Investors whose checks are received on the business day prior to a holiday, or whose Federal Funds wire is received after the close of trading (including early closing of trading) on the Exchange on the business day prior to a holiday, will have the proceeds of the check or wire invested in shares of the applicable Fund as of 12:00 Noon (Boston time) on the next day on which State Street Bank is open for business. In addition, investors whose Federal Funds wire is received after 3:00 p.m. but prior to the close (including early closing of trading) on the Exchange on the business day prior to a holiday will have the proceeds of the wire invested in shares of the applicable Fund as of the close of trading on the Exchange on that day, but will not begin earning dividends on the investment until the next day on which State Street Bank is open for business. Also, investors will not be able to have redemption proceeds wired to their banks on these Boston bank holidays. The Funds' offices will be open, however, and all phones will be operative. The Funds' staff will be available to take orders for next day purchases and redemptions, or answer any questions investors may have.

  Each Fund reserves the right to reject any order for Fund shares.

                                  REDEMPTIONS

  Upon receipt by State Street Bank of a proper redemption request (indicating the name and account number of the shareholder, the name of the Fund and the dollar amount of shares to be redeemed), each Fund will redeem its shares at the next determined net asset value on a day that the New York Stock Exchange is open for business. On days that the Exchange is open for business and does not close trading early, net asset value per share is determined twice daily, at 12:00 Noon (Boston time) for the Tax-Exempt Fund, at 2:00 p.m. (Boston time) for the Treasury Fund and at 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund and at the close of trading on the Exchange. If the Exchange closes trading prior to the times established above, net asset value will be determined once. See "Net Asset Value." Shareholders may use either the ordinary or, if they elect, the expedited redemption procedure. If in utilizing any of the redemption procedures the shareholder redeems all shares owned, his or her dividends accrued for the month to date will be simultaneously remitted by check. UNLESS PAYMENT IS REQUIRED ON A SAME DAY BASIS, THE FUNDS STRONGLY RECOMMEND THAT ALL REDEMPTION REQUESTS BE PLACED SO AS TO BECOME EFFECTIVE BETWEEN 12:00 NOON (BOSTON TIME) FOR THE TAX-EXEMPT FUND, 2:00 P.M. (BOSTON TIME) FOR THE TREASURY FUND, OR 3:00 P.M. (BOSTON TIME) FOR THE PREMIER INSTITUTIONAL FUND, THE INSTITUTIONAL FUND AND THE GOVERNMENT FUND AND THE CLOSE OF TRADING ON THE EXCHANGE, OR TO BECOME EFFECTIVE PRIOR TO THE CLOSE OF EARLY TRADING ON A DAY THE EXCHANGE CLOSES EARLY, SINCE THE REDEEMING SHAREHOLDER WILL THEN QUALIFY AS A SHAREHOLDER OF RECORD FOR THE DIVIDEND DECLARED THAT DAY. SEE "DIVIDENDS." Shares purchased other than by a Federal Funds wire or bank wire may not be redeemed by the expedited procedure or the checking account redemption plan until 15 calendar days after the purchase of such shares but may be redeemed pursuant to the ordinary redemption procedure during such period.

  Due to the relatively high cost of maintaining small investment accounts, each of the Institutional Fund, Government Fund, Treasury Fund and Tax-Exempt Fund reserves the right to redeem shares, at a redemption price as determined in accordance with the preceding paragraph, if at any time the total investment in a shareholder's account does not have a value of at least $5,000. Shareholders of such Funds will be notified that the value of their account is less than $5,000 and will be allowed 60 days to make an additional investment into their account before the redemption is processed. If an investor's average account balance in the Premier Institutional Fund falls below $10,000,000 for any 30-day period, the Premier Institutional Fund shall be authorized to exchange such investor's shares for shares of the Institutional Fund unless such investor has elected in its Account Application to have shares redeemed with the proceeds of redemption paid to the investor. In either case, the shareholder will be notified of the exchange or redemption.

EXPEDITED REDEMPTION PROCEDURE

  Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone to State Street Bank (toll-free 800-225-5150, in Massachusetts 800-972-5555) or mail (P.O. Box 8500, Boston, Massachusetts 02266-8500) (without signature guarantee) and have the proceeds sent by a Federal Funds wire to a previously designated bank or trust company account. The minimum amount to be wired is $1,000. A redemption request received prior to 12:00 Noon (Boston time) for the Tax-Exempt Fund, prior to 2:00 p.m. (Boston time) for the Treasury Fund, or prior to 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same business day. If an expedited redemption request for which the redemption proceeds will be wired is received after 12:00 Noon (Boston time) for the Tax-Exempt Fund, or after 2:00 p.m. (Boston time) for the Treasury Fund, or after 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund and prior to the close of trading on the Exchange, or if an expedited redemption request is received prior to the close of trading on a day the Exchange closes early, on a day on which MLFD and State Street Bank are open for business, the redemption proceeds will be wired on the next business day following the redemption request that State Street Bank is open for business. A redemption request received on a day the Exchange is open for regular trading after 12:00 Noon (Boston time) for the Tax-Exempt Fund, after 2:00 p.m. (Boston time) for the Treasury Fund, or after 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund will earn a dividend on the day the request is received. If an expedited redemption request is received after the close of trading on the Exchange (including after the close of trading on a day the Exchange closes early) or on a day on which either MLFD or State Street Bank is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account.

  To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an Account Application (page A-19) with the expedited payment authorization section properly completed must be on file with State Street Bank before an expedited redemption request is submitted. This form requires a shareholder to designate the bank or trust company account to which its redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact State Street Bank at the telephone numbers listed above to make an expedited redemption request, he or she may contact MLFD or his or her Merrill Lynch Financial Consultant to effect such a redemption, or request redemption in writing as described under "Ordinary Redemption Procedure" below.

ORDINARY REDEMPTION PROCEDURE

  If this method of redemption is used, the shareholder may submit his redemption request in writing to State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500. A Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to the shareholder at the address on such shareholder's Account Application. Such checks will normally be sent out within one business day, but in no event more than seven days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares State Street Bank must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution" as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, the existence and validity of which may be verified by State Street Bank through the use of industry publications. A notary public is not an acceptable guarantor. In certain instances, State Street Bank may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to, trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact State Street Bank (toll-free 800-225-5150, in Massachusetts 800-972-5555).

CHECKING ACCOUNT REDEMPTION PLAN

  State Street Bank will establish a checking account for any shareholder of the Institutional Fund, the Government Fund, the Treasury Fund and the Tax-Exempt Fund at the shareholder's request. Shareholders of the Premier Institutional Fund will not be able to utilize a checking account for redemptions. Checks drawn on this account can be made payable to the order of any person in any amount not less than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street Bank for payment, the Bank will present the check to the applicable Fund as authority to redeem a sufficient number of shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily income dividends until the check is cleared. Canceled checks will be returned to the shareholder by the Bank.

  Shareholders will be subject to the Bank's rules and regulations governing such checking accounts including the right of the Bank not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. Also, the Bank may not honor checks drawn against shares purchased, other than by Federal Funds wire, until 15 days after the purchase of such shares. The Bank and the Funds offering this checking account privilege have reserved the right to modify or terminate this checking account privilege upon 30 days' notice to participating shareholders. Shareholders wishing to consider this method of redemption should complete the Authorization for Redemption by Check Form and Signature Card which appear on pages A-21 and A-22 of this Prospectus.

REDEMPTION THROUGH FACTS

  Those shareholders who participate in the FACTS program may redeem shares of a Fund through any of the methods described above.

                                   DIVIDENDS

  All of each Fund's net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder's account or, at the shareholder's option, paid in cash.

  Each Fund's net income for dividend purposes is determined daily. On days on which the Exchange is open for business, such determination will be made immediately prior to the determination of net asset value at the close of trading on the Exchange. On days on which the Exchange is not open for business (namely, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day), such determination will be made as of 4:00 p.m. (Boston time). Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund on days which the Exchange is open for business, and does not close early, or if the Exchange closes early, at such early closing time or (b) at the previous close of trading on the Exchange on days on which the Exchange is not open for business. If an order to purchase shares of a Fund by Federal Funds Wire is received by a Fund after 12:00 Noon (Boston time) for the Tax-Exempt Fund, after 2:00 p.m. (Boston time) for the Treasury Fund, or after 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund or the Government Fund and prior to the close of the Federal Funds Wire and prior to the close (including early closing of trading) on the Exchange, the order will become effective on that day; however, dividends will be earned on the next business day that the Fund's Custodian is open for business.

  Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share, although this cannot be assured.

  Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application (page A-19). Such cash distributions will be paid by check within seven days after the end of each month. The election to receive cash distributions may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends and distributions made by the Funds are taxable to shareholders whether distributed in cash or reinvested in additional shares. See "Taxes."

                                NET ASSET VALUE

  The net asset value per share of each Fund for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined twice daily on days that the Exchange is open for business and does not close early. On any day the Exchange closes early, net asset value per share of each Fund for such purposes will be determined 15 minutes after the early close of trading. Each Fund will also determine its net asset value on any day on which there is sufficient trading in portfolio securities that the net asset value might be materially affected, but only if on any such day, the Fund is required to sell or redeem shares. Net asset value is determined on days that the Exchange is open for business for full days of trading at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund for the purpose of pricing orders received subsequent to the previous close of trading on the Exchange and prior to 12:00 Noon (Boston time) for the Tax-

Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund and is also determined at the close of trading on the Exchange for the purpose of pricing orders received subsequent to 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund and before the close of trading on the Exchange on that day. The net asset value of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund is determined pursuant to the "penny rounding" method by adding the fair value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. In determining fair value, securities held by the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund with a remaining maturity of 60 days or less will be valued on an amortized cost basis, and securities with a remaining maturity of greater than 60 days for which market quotations are readily available are valued at market value. Other securities held by the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Tax-Exempt Fund relies on a rule of the Securities and Exchange Commission pursuant to which the valuation of its portfolio securities is based upon their amortized cost. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Fund would receive if it sold the securities.

                                     TAXES

  Each Fund in the past has elected the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes that it has qualified for such treatment and intends to continue to qualify therefor. If a Fund so qualifies, in any fiscal year with respect to which it distributes at least 90% of its investment company taxable income, the Fund (but not its shareholders) will be relieved of federal income tax liability on the amount distributed. Each Fund contemplates declaring as dividends 100% of its net investment income. See "Dividends." If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income and gains will be taxed to that Fund at corporate rates. Taxable dividends and distributions will be taxable to shareholders as ordinary income or long-term capital gains, whether received in cash or reinvested in additional shares of a Fund. State Street Bank, the transfer agent, will send each shareholder a monthly dividend statement which will include the amount of dividends paid and will identify whether such dividends represent ordinary income or long-term capital gains. In general, taxable dividends paid by the Funds will be treated as ordinary income.

  Investments by the Premier Institutional Fund and the Institutional Fund in certain Eurodollar and Yankeedollar obligations may be subject to foreign withholding taxes. See "The Premier Institutional Fund and Its Objectives" and "The Institutional Fund and Its Objectives."

  The Statement of Additional Information for each Fund describes the effect on other provisions of the Code on the Fund and its shareholders. The Prospectus for the Tax-Exempt Fund describes certain special tax attributes of that Fund as a result of its investment in tax-exempt securities.

  Certain states exempt from state income taxation dividends paid by regulated investment companies which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax. Each Fund intends to provide shareholders annually with information relating to that Fund's income and assets necessary to permit shareholders to determine whether and to what extent their dividend income from the Fund is exempt from their state's income tax.

  Investors are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.

                            PORTFOLIO TRANSACTIONS

  The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees of the Trust, the Investment Adviser is primarily responsible for each Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

  The U.S. Government obligations and money market securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasion, securities may be purchased directly from the issuer. U.S. Government obligations and taxable and tax-exempt money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds' portfolio transactions will consist primarily of dealer spreads and underwriting commissions.

  The Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund may conduct principal transactions with certain affiliates, including Merrill Lynch Government Securities, Inc., Merrill Lynch Money Markets, Inc., and Merrill Lynch, subject to a number of conditions imposed in an exemptive order issued by the Securities and Exchange Commission. Similarly, the Tax-Exempt Fund may conduct principal transactions with its affiliate, Merrill Lynch, subject to a number of conditions imposed in an exemptive order issued by the Securities and Exchange Commission. In addition, affiliated persons of the Funds may serve as their brokers in over-the-counter transactions conducted on an agency basis. The Funds may also purchase securities from underwriting syndicates of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940.

  The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Funds expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

                              EXCHANGE PRIVILEGE

  Shareholders of a Fund may exchange their shares for shares of any other Fund of the Trust on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Funds offers to exchange its shares for shares of any other Fund, on the basis of relative net asset value per share. Since all of the Funds are no-load funds and seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with a Fund would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Fund, all dividends accrued on such shares for the month to date will be invested in shares of the Fund into which the exchange is being made. An exchange between Funds pursuant to the Exchange Privilege is treated as a sale for federal income tax purposes and, depending upon the circumstances, a short- or long-term capital gain or loss may be realized.

  To exercise the Exchange Privilege, shareholders should contact MLFD, Boston, or their Merrill Lynch Financial Consultants, who will advise the applicable Fund of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the Account Application, (ii) the registration of the account for the new Fund will be the same as for the existing Fund, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call MLFD at 617-357-1460 or toll-free 800-225-1576. The shareholder should identify himself by name and account number and give the name of the fund into which he wishes to make the exchange, the name of the Fund and the number of shares he wishes to exchange. The shareholder also may write to State Street Bank requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC or by a trust company or a member firm of a domestic securities exchange. The Funds reserve the right to require a properly completed Exchange Application.

  Investors in certain other Merrill Lynch funds which impose a contingent deferred sales load on redemption of shares ("deferred load funds") may exchange shares of such funds for shares of the Funds, subject to the minimum initial investment requirements for each of the Funds, without paying the contingent deferred sales load normally applicable to such redemptions. Shares of the Funds which were acquired as a result of such an exchange may, in turn, be exchanged back into a participating deferred load fund, in which event the holding period for shares of the deferred load fund will be aggregated with the previous deferred load fund holding periods for purposes of calculating the contingent deferred sales load. The holding period for shares of the Fund so acquired will not, however, be taken into account in calculating the contingent deferred sales load. Furthermore, if shares of the Fund which were acquired as a result of an exchange for shares of a deferred load fund are subsequently redeemed or exchanged for shares of a fund other than a deferred load fund, the shareholder will thereupon be charged the contingent deferred sales load that would otherwise have been payable upon the exchange of shares of the deferred load fund for shares of the applicable Fund.

  These exchange privileges may be modified or terminated at any time.

                            ADDITIONAL INFORMATION

YIELD INFORMATION

  The Funds may from time to time include information regarding their respective yields in advertisements or information furnished to present or prospective shareholders. Yield will be computed by annualizing net investment income dividends for a given period and dividing by the average public offering price. Each Fund's yield will vary from time to time depending upon market conditions, the securities comprising the Fund's portfolio, and the Fund's operating expenses. Yield should also be considered relative to changes in the net asset value of the Fund's shares and the Fund's investment and dividend payment policies.

DESCRIPTION OF SHARES OF THE TRUST

  The Declaration of Trust of the Trust provides that the Trust may be comprised of separate series (a "Series") each of which will consist of a separate portfolio which will issue a separate class of shares. Each of the Funds is a Series of the Trust. The Trustees of the Trust are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest of a single class. All shares of the Trust have equal voting rights, except that only shares of a particular Series are entitled to vote on matters concerning only that Series, and each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by a particular Series of the Trust, as the case may be, and in net assets of that Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. In the event a Series is unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. The shares of the Trust, when issued, will be fully paid and non-assessable by the Trust, have no preference, preemptive, conversion or similar rights, and be freely transferable. Holders of shares of the Trust are entitled to redeem their shares as set forth under "Redemptions." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all of the trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any trustees. Shareholders' meetings will only be held in connection with matters with respect to which shareholder approval is required under the Investment Company Act of 1940. Therefore, there will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders of the Trust, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders may, in accordance with the applicable Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, is the Funds' Custodian, Transfer Agent and Dividend Disbursing Agent.

COUNSEL AND INDEPENDENT AUDITORS

  Rogers & Wells, counsel to the Trust, passes upon legal matters for the Trust in connection with the shares offered by this Prospectus. Deloitte & Touche LLP are the independent auditors of the Trust.

COMMERCIAL PAPER, BANK MONEY INSTRUMENTS AND CORPORATE BOND RATINGS

  Commercial Paper and Bank Money Instruments. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Ratings Group ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A2 indicates that capacity for timely repayment is strong; and, A3 indicates a satisfactory capacity for timely repayment.

  Moody's Investors Service ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

  Commercial paper rated A-1+ by IBCA Limited or its affiliate IBCA Inc. (together, "IBCA") are obligations supported by the highest capacity for timely repayment. Commercial paper rated A-1 has a very strong capacity for timely repayment. Commercial paper rated A-2 has a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

  Fitch Investors Services, Inc. ("Fitch") employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

  Duff & Phelps Credit Ratings Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment; short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations, Duff 1- indicates high certainty of timely payment, Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

  Thomson Bankwatch, Inc. ("BankWatch") employs the rating TBW-1 with respect to the highest category of commercial paper and bank money instruments. A rating of TBW-1 indicates the degree of safety regarding timely repayment of principal and interest is very strong. A rating of TBW-2 indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

  Corporate Bonds. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

  Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

  Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

  Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality; the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality; protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

  Companies rated A by BankWatch possess exceptionally strong balance sheets and earnings records, translating into excellent reputations and unquestioned access to their natural money markets. If weakness or vulnerability exists in any aspect of such a company's business, it is entirely mitigated by the strength of the organization. Companies rated A/B by BankWatch are financially very solid with favorable track records and no readily apparent weaknesses. Their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.

RATINGS OF TAX-EXEMPT SECURITIES AND SHORT-TERM TAX-EXEMPT OBLIGATIONS

  Set forth below are descriptions of the two highest ratings of Moody's, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.

DESCRIPTIONS OF MOODY'S RATINGS

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  Short-term Notes: The two highest ratings of Moody's for short-term notes are MIG-1 and MIG-2; MIG-1 denotes "best quality, enjoying strong protection from established cash flows"; MIG-2 denotes "high quality" with "ample margins of protection."

  Variable Rate Demand Obligations: Moody's has separate rating categories for variable rate demand obligations ("VRDOs"). VRDOs will receive two ratings. The first rating, depending on the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as "VMIG," represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

    VMIG 1: strong protection by established cash flows, superior liquidity support, demonstrated access to the market for refinancing.

    VMIG 2: ample margins of protection, high quality.

    VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.

    VMIG 4: adequate quality, not predominantly speculative but there is risk.

  Commercial Paper: The highest rating of Moody's for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Currently liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

DESCRIPTION OF S&P RATINGS

  AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

  AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

  Short-Term Notes: S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:

    SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

    SP-2 A satisfactory capacity to pay principal and interest.

    SP-3 A speculative capacity to pay principal and interest.

  S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

  Commercial Paper: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

DESCRIPTION OF FITCH'S RATINGS

  Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Trust ends on April 30 of each year. The Trust issues to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing audited financial statements.

ADDITIONAL INFORMATION

  This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Statement of Additional Information, dated July 29, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statements including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                               ----------------

  The Trust was organized as an unincorporated business trust under the laws of Massachusetts on May 7, 1987, and commenced operations on December 18, 1989 with only one series, Merrill Lynch Treasury Fund. Two additional series of the Trust, Merrill Lynch Institutional Fund and Merrill Lynch Government Fund, commenced operations as separate Series of the Trust effective August 31, 1990. An additional series of the Trust, Merrill Lynch Institutional Tax-Exempt Fund, commenced operations as a separate Series of the Trust effective February 18, 1994. A fifth additional series of the Trust, Merrill Lynch Premier Institutional Fund, commenced operations on January 27, 1997. The executive offices of the Trust are located at One Financial Center, Boston, Massachusetts 02111 (telephone 617-357-1460 or toll-free 800-225-1576).

  The Declaration of Trust establishing the Trust, dated May 7, 1987, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Funds For Institutions Series" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust may be held to any personal liability, nor may resort by law to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust but only the Trust Property shall be liable. The Trust issues shares in one or more series. All persons dealing with the Trust must look solely to the property of the applicable series of the Trust for the enforcement of any claims against it.

                      [This page intentionally left blank]

                        ACCOUNT APPLICATION (CHECK ONE)

 [_] MERRILL LYNCH PREMIER INSTITUTIONAL FUND
                                        [_] MERRILL LYNCH TREASURY FUND
 [_] MERRILL LYNCH INSTITUTIONAL FUND   [_] MERRILL LYNCH INSTITUTIONAL TAX-
 [_] MERRILL LYNCH GOVERNMENT FUND      EXEMPT FUND

      Mail to: STATE STREET BANK AND TRUST COMPANY, P.O. Box 8500, Boston,
                            Massachusetts 02266-8500


 REGISTRATION: THE ACCOUNT SHOULD BE REGISTERED AS FOLLOWS:
                                          INITIAL INVESTMENT:--MINIMUM $25,000
                                          (MERRILL LYNCH PREMIER INSTITUTIONAL
                                          FUND MINIMUM $10,000,000)

 ------------------------------------
          Name of Account
 ------------------------------------
 ------------------------------------
 ------------------------------------




               Street
 ------------------------------------
                                          [_]The account has been opened by
                                          wire on ____________________________

  City         State          Zip
 ------------------------------------
                                          [_]Please establish an account with
                                            the enclosed check for $
                                            payable to Merrill Lynch
                                            Institutional Fund, Merrill Lynch
                                            Premier Institutional Fund,
                                            Merrill Lynch Government Fund,
                                            Merrill Lynch Treasury Fund or
                                            Merrill Lynch Institutional Tax-
                                            Exempt Fund, as applicable.

             Occupation
 ------------------------------------
                                           (Date) and the account no.
                                           assigned is _______________________

          Name of Employer
 ------------------------------------

               Street
 ------------------------------------

  City         State          Zip
                                          -------------------
                                          Soc. Sec. No. (Individual)


                                          -------------------
                                                -    -
                                          Tax ID No. (Corporate)

                                           (      )
                                          -------------------------------------
                                             Area code           Telephone

                                          Citizen of
                                          [_]U.S.
                                          [_]Other (please specify) __________
                                          ----------
                                          []Under the Federal income tax law,
                                            you are subject to certain
                                            penalties as well as withholding
                                            of tax at a 31% rate if you do
                                            not provide a correct number.

 MONTHLY CASH DIVIDENDS
 [_]Check this box if dividends are to be paid monthly in cash. Otherwise dividends will be reinvested automatically in additional shares of the Fund. CHECK REDEMPTION PRIVILEGE (SEE PAGE A-8) NOT AVAILABLE FOR MERRILL LYNCH PREMIER INSTITUTIONAL FUND
 [_]Check this box and complete Authorization for Redemption by Check Form and Signature Card on pages A-21 and A-22.
 TELEPHONE EXCHANGE PRIVILEGE  (SEE PAGE A-12)

 YES  NO I (We) hereby authorize telephone instructions to withdraw amounts
[_]   [_]from my (our) Fund account and exchange for shares of Merrill Lynch
         Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and/or Merrill Lynch Institutional Tax-Exempt Fund, subject to the requirements described in the Prospectus.


                         Redemption proceeds will be sent to the bank or trust company listed below, for credit to the investor's account. If the investor wishes to send redemption proceeds to more than one such institution, an additional application must be submitted for each institution. The investor hereby authorizes State Street Bank to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. State Street Bank's records of such instructions will be binding on all parties and State Street Bank and the Fund will not be liable for any loss, expense or cost arising out of such transactions, unless the Fund or State Street Bank fail to employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

 EXPEDITED REDEMPTION PAYMENTS
     (SEE PAGE A-7)
  If desired check box
           [_]
  and complete the rest
     of this section

 Enclose a specimen of your check or deposit slip (marked "VOID") for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

 Name of Bank: _____________________ Bank Account No. ________________________

 Address of Bank: ____________________________________________________________
                              Street           City           State       Zip

 Name on Account: ____________________________________________________________

 PREMIER INSTITUTIONAL FUND EXCHANGE FOR ACCOUNTS WITH AVERAGE BALANCE OF LESS THAN $10,000,000 (see page A-7).
 Unless I (we) have checked the box below, I (we) hereby authorize the exchange of my (our) shares of Merrill Lynch Premier Institutional Fund for a corresponding number of shares of Merrill Lynch Institutional Fund if during any 30-day period my (our) average account balance in Merrill Lynch Premier Institutional Fund is less than $10,000,000. If I (we) check the box below, then, under such circumstances, I (we) hereby authorize the redemption of all of my (our) shares of Merrill Lynch Premier Institutional Fund and the payment of the proceeds of any such redemption to me (us) at the address indicated above. [_]
 CERTIFICATION: By the execution of this Application, the investor represents and warrants that the investor has full right, power and authority to invest in the Fund, and the person or persons signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor. The investor hereby affirms that he has received a current Fund Prospectus.
  The undersigned hereby certifies under penalty of perjury that (1) the above Social Security Number or Taxpayer Identification Number is correct and that (2) he is not subject to backup withholding because (a) he is exempt from backup withholding, OR (b) he has not been notified by the Internal Revenue Service that he is subject to backup withholding as a result of a failure to report all interest or dividends, OR (c) the IRS has notified him that he is no longer subject to backup withholding.
  Certification Instructions--You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding due to underreporting of interest or dividends. The undersigned authorizes the furnishing of this certification to other Merrill Lynch sponsored mutual funds.

------------------------------------    ------------------------------------
             Signature                      Title (Corporate Account only)

------------------------------------    ------------------------------------
             Signature                      Title (Corporate Account only)

                      [This page intentionally left blank]

                     AUTHORIZATION FOR REDEMPTION BY CHECK

MERRILL LYNCH INSTITUTIONAL FUND, MERRILL LYNCH GOVERNMENT FUND, MERRILL LYNCH
                                 TREASURY FUND
              AND/OR MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

INSTRUCTIONS:
INDIVIDUAL ACCOUNT: Complete Steps 1, 3, 4 and 5.
INSTITUTIONAL ACCOUNT: Complete All Steps.
STEP 1--Fill in account title and address. (This information must be identical to the registration of the shareholder account in the Fund). Also fill in your shareholder account number, if known.
STEP 2--Institutions should enter type of organization. (i.e., Corporation, Trust, Partnership, etc.)
STEP 3--Print name(s) in section (a) and sign in section (b). Officers of organizations should give their titles.
STEP 4--Have your signature(s) guaranteed by an eligible guarantor institution.
STEP 5--Fill in account title and affix authorized signature(s). (Only registered shareholder's signatures allowed for single name or joint accounts. Corporate accounts may have multiple signatures.)

             MAIL COMPLETED FORM ALONG WITH THE SIGNATURE CARD TO:
    STATE STREET BANK AND TRUST CO., P.O. BOX 8500, BOSTON, MA 02266-8500.


        STEP 1            At the undersigned's request, State Street Bank and
    INSERT ACCOUNT       Trust Company (the "Bank") has established a
    NUMBER IF KNOWN      checking account for the undersigned. When a check
                         is presented on the undersigned's checking account for payment, the Bank will present the check to the Fund as authority to redeem a sufficient number of shares in the undersigned's shareholder account with the Fund to cover the amount of the check. Checks may not be for less than $500. The Fund is hereby authorized and directed to accept and act upon checks presented to it by the Bank and to redeem a sufficient number of shares for which certificates have not been issued in the undersigned's shareholder account with the Fund and forward the proceeds of such redemption to the Bank. THE
                         UNDERSIGNED UNDERSTANDS AND AGREES THAT SHARES
                         PURCHASED BY CHECK (INCLUDING CERTIFIED OR CASHIER'S
                         CHECK) WITHIN 15 CALENDAR DAYS PRIOR TO PRESENTATION
                         OF SUCH CHECK WILL NOT BE REDEEMED AND ANY CHECK
                         DRAWN TO REDEEM SUCH SHARES WILL BE RETURNED MARKED
                         "UNCOLLECTED FUNDS." The undersigned further understands and agrees that the Fund and/or its agents will not be liable for any loss, expense or cost arising out of check redemptions other than for its negligence or willful misconduct. The undersigned will be subject to the Bank's rules and regulations governing such checking accounts, including the right of the Bank not to honor checks in amounts exceeding the value of the undersigned's shareholder account at the time the check is presented for payment. The Fund and the Bank have reserved the right to change, modify or terminate this checking account privilege at any time.

    STEPS 2, 3 & 4       Account Name(s): ____________________________________

    ON REVERSE SIDE
                         Address:  ___________________________________________

                         Account No. (if assigned): __________________________

                         Merrill Lynch Institutional Fund
        STEP 5                                        Account No.
                         Merrill Lynch Government Fund________________________ Merrill Lynch Treasury Fund
                         Merrill Lynch Institutional Tax-Exempt Fund

                                  State Street Bank and Trust Company

                         SIGNATURE CARD
                         _____________________________________________________
                         Account Name(s) as Registered

                         _____________________________________________________
                         Authorized Signature(s)
                                      (a) Print or type full name
                                                              (b) Sign below

                         1.                       1.
                         ------------------------------------------------------
                         2.                       2.
                         ------------------------------------------------------
                         3.                       3.
                         ------------------------------------------------------
                         4.                       4.
                         ------------------------------------------------------

                         [_] Check if all signatures are required
                         [_] Check if only one signature is required
                         [_] Check if combination of signatures is required and specify number __________________________________
                                                                      DATE

                        SUBJECT TO CONDITIONS ON REVERSE SIDE

-------------------------------------------------------------------------------
        STEP 2             We hereby certify that each of the persons listed
     IF OTHER THAN       in Step 3 has been duly elected and is now legally
    AN INDIVIDUAL,       holding the office set opposite his name.
    INSERT TYPE OF         We further certify that the said       is duly
     ORGANIZATION        organized and existing and has the power to take the
     (CORPORATION,       action called for by this Continuing Redemption
     TRUST, ETC.)        Authorization.
                           We further certify that the signatures on the
                         signature card which is submitted with this Application and is incorporated into this Agreement as if set forth herein, are authentic and represent individuals with legal capacity to sign on behalf of the above.


-------------------------------------------------------------------------------

        STEP 3             We further certify and agree that the above
       NAMES AND         certifications, authorizations and appointments in
      SIGNATURES         this document will continue until State Street Bank
                         and Trust Company receives actual written notice of any change thereof.

                         (A) PLEASE PRINT OR TYPE          (B) SIGN BELOW:
                          FULL NAMES AND TITLES:
                         -------------------------   -------------------------
                          (INDIVIDUAL, PRESIDENT,            (SIGNATURE)
                                 TRUSTEE,
                            GENERAL PARTNER OR
                              REPRESENTATIVE)
                         -------------------------   -------------------------
                            (IF JOINT ACCOUNT,               (SIGNATURE)
                              INSERT THE NAME
                             OF JOINT ACCOUNT)
                         -------------------------   -------------------------
                               (SECRETARY OF                 (SIGNATURE)
                               CORPORATION)
                           (The President or Vice President and Secretary or
                            Assistant Secretary of a corporation must sign.)
-------------------------------------------------------------------------------

        STEP 4
       BANKER OR         Signature(s) Guaranteed: ____________________________
     BROKER SIGNS                         (Name of Guarantor Institution)

                                     By: _____________________________________
                                              (Authorized Signature)

-------------------------------------------------------------------------------
 This completed authorization must be received by State Street Bank and Trust Company before redemption requests by check will be honored. Any amendment or modification of the above information will require that a new Authorization Form be completed and submitted and may require the execution of new signature cards.

-------------------------------------------------------------------------------

                       MERRILL LYNCH INSTITUTIONAL FUND
                         MERRILL LYNCH GOVERNMENT FUND
                          MERRILL LYNCH TREASURY FUND
                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

THE PAYMENT OF FUNDS IS AUTHORIZED BY THE SIGNATURE(S) APPEARING ON THE REVERSE SIDE.

If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated. If no indication is given, all checks will require all signatures. Each signatory guarantees the genuineness of the other signatures.

The Bank is hereby appointed agent by the person(s) (the "Depositor(s)") signing this card and, as agent, is authorized and directed to present checks drawn on this checking account to the Fund or its transfer agent as requests to redeem shares of the Fund registered in the name of the Depositor(s) in the amounts of such checks and to deposit the proceeds of such redemptions in this checking account. The Bank will be liable only for its own negligence.

The Depositor(s) agrees to be subject to the rules and regulations of the Bank pertaining to this checking account as amended from time to time. The Bank reserves the right to change, modify or terminate this checking account and authorization at any time.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8500
Boston, Massachusetts 02266-8500

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES AND IN THE STATE-MENTS OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THESE PROSPECTUSES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY FUND OR ITS DISTRIBU-TOR. THESE PROSPECTUSES DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY ANY FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY MAY NOT LAWFULLY BE MADE.

MERRILL LYNCH PREMIER INSTITUTIONAL FUND
MERRILL LYNCH INSTITUTIONAL FUND

MERRILL LYNCH GOVERNMENT FUND
MERRILL LYNCH TREASURY FUND
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

PROSPECTUSES

MERRILL LYNCH
FUNDS FOR INSTITUTIONS SERIES
-------------------------------------------------------------------------------

MERRILL LYNCH PREMIER INSTITUTIONAL FUND

MERRILL LYNCH INSTITUTIONAL FUND

MERRILL LYNCH GOVERNMENT FUND

MERRILL LYNCH TREASURY FUND

MERRILL LYNCH INSTITUTIONAL
 TAX-EXEMPT FUND

 MERRILL LYNCH PREMIER INSTITU-
 TIONAL FUND, MERRILL LYNCH INSTI-
 TUTIONAL FUND, MERRILL LYNCH GOV-
 ERNMENT FUND, MERRILL LYNCH TREA-
 SURY FUND AND MERRILL LYNCH IN-
 STITUTIONAL TAX-EXEMPT FUND ARE
 SEPARATE SERIES OF MERRILL LYNCH
 FUNDS FOR INSTITUTIONS SERIES,
 WHICH IS ORGANIZED AS A MASSACHU-
 SETTS BUSINESS TRUST. NONE OF THE
 FUNDS IS A BANK, NOR DOES IT OF-
 FER FIDUCIARY OR TRUST SERVICES.
 SHARES OF THE FUNDS ARE NOT
 EQUIVALENT TO A BANK ACCOUNT.
 WHILE THE FUNDS ATTEMPT TO MAIN-
 TAIN A STABLE NET ASSET VALUE OF
 $1.00 PER SHARE, THERE CAN BE NO
 ASSURANCES THAT THEY WILL BE ABLE
 TO DO SO. THE SHARES OF THE FUNDS
 ARE NEITHER INSURED NOR GUARAN-
 TEED BY ANY GOVERNMENT AGENCY AND
 ARE NOT SUBJECT TO THE PROTECTION
 OF THE SECURITIES INVESTOR PRO-
 TECTION CORPORATION.

July 29, 1997

Distributor
Merrill Lynch
Funds Distributor, Inc.

These Prospectuses should be retained
for future reference.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 MERRILL LYNCH PREMIER INSTITUTIONAL FUND
                       MERRILL LYNCH INSTITUTIONAL FUND

                         MERRILL LYNCH GOVERNMENT FUND
                          MERRILL LYNCH TREASURY FUND
                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

  This document consists of the Statements of Additional Information of Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund" and, with the Premier Institutional Fund, the "Institutional Funds"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") (collectively, the "Funds") and an Appendix A which constitutes part of each Fund's Statement of Additional Information. A table of contents may be found on page 1 of each Statement of Additional Information.

                               ----------------

  The Institutional Funds are no-load money funds whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Government Fund and the Treasury Fund are no-load money funds seeking current income consistent with liquidity and security of principal. The Government Fund invests in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities. The Treasury Fund invests in a portfolio of U.S. Treasury securities. The Tax-Exempt Fund is a no-load money fund seeking current income exempt from federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities.

STATEMENT OF ADDITIONAL INFORMATION

                   MERRILL LYNCH PREMIER INSTITUTIONAL FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  Merrill Lynch Premier Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Premier Institutional Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. The Premier Institutional Fund is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

  The Statement of Additional Information of the Premier Institutional Fund is not a prospectus and should be read in conjunction with the Prospectus of the Premier Institutional Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Premier Institutional Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Investment Objectives and Policies...   2
Independent Auditors' Report.........   6
Audited Financial Statements for the
 Period Beginning January 27, 1997
 (commencement of operations) to
 April 30, 1997......................   7
Appendix A:
  Management of the Trust............ A-1
  Investment Advisory and Other Serv-
   ices.............................. A-4
  Portfolio Transactions............. A-7

                               PAGE
                               ----
  Net Asset Value.............  A-8
  Dividends................... A-10
  Taxes....................... A-11
    Federal................... A-11
    Massachusetts Income Tax.. A-13
    Other Taxes............... A-13
  Distributor................. A-13
  Yield Information........... A-15
  General Information......... A-15

  The date of this Statement of Additional Information and the Prospectus is July 29, 1997.

                      INVESTMENT OBJECTIVES AND POLICIES

  Reference is made to "The Premier Institutional Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Premier Institutional Fund.

  All investments of the Premier Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighed average maturity of the Premier Institutional Fund portfolio will be 90 days or less.

  The Premier Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Premier Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Premier Institutional Fund held overseas will be held by foreign branches of the custodian for the Premier Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

  Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Premier Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

  The Premier Institutional Fund will only invest in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are six NRSROs: Duff & Phelps Credit Ratings Co., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc.

                          Premier Institutional Fund

See the section of the Prospectus captioned "Additional Information-Commercial Paper, Bank Money Instrument and Bond Ratings."

  The Premier Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

  As described in the Prospectus, the Premier Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

  Variable amount master notes and funding agreements described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

  Forward or firm commitments for the purchase or sale of securities may be entered into by the Premier Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Premier Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. A separate account of the Premier Institutional Fund will be established with State Street Bank and Trust Company, the Premier Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Premier Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

  In addition to the investment restrictions set forth in the Prospectus, the Premier Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Premier Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Premier Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Premier Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Premier Institutional Fund's outstanding shares, whichever is less. The Premier Institutional Fund may not:

    (1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities and bank money instruments).

    (2) Make investments for the purpose of exercising control or management.

    (3) Underwrite securities of other issuers except insofar as the Premier Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

                          Premier Institutional Fund

    (4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Premier Institutional Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    (5) Borrow money, except that (i) the Premier Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Premier Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Premier Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Premier Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Premier Institutional Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Premier Institutional Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

    (6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Premier Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Premier Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

    (7) Issue senior securities to the extent such issuance would violate applicable law.

    (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Premier Institutional Fund may do so in accordance with applicable law and the Premier Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  In addition, the Premier Institutional Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Premier Institutional Fund's shareholders. Under the non-fundamental investment restrictions, the Premier Institutional Fund may not:

    a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

    b. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

    c. Nothwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

                          Premier Institutional Fund

  Lending of Portfolio Securities. Subject to investment restriction (6) above, the Premier Institutional Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Premier Institutional Fund. Such loans will be terminable at any time. The Premier Institutional Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Premier Institutional Fund may pay reasonable fees in connection with the arranging of such loans.

  As a matter of operating policy, the Trustees of the Trust have determined that the Premier Institutional Fund will not write put or call options.

  For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.

                          Premier Institutional Fund

                          Premier Institutional Fund

INDEPENDENT AUDITORS' REPORT

To The Trustees and Shareholders of

Merrill Lynch Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1997, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the respective fiscal periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective fiscal periods then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

May 28, 1997

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments
April 30, 1997

=============================================================================================================
                                                                        Interest     Maturity      Value
                   Face Amount                                            Rate*        Date      (Note 1a)
==============================================================================================================
U.S.              $ 15,000,000   U.S. Treasury Notes .................. 5.88%        01/31/99     $14,892,187
Government &        15,000,000   U.S. Treasury Notes .................. 5.88         02/28/99      14,880,470
Agency               5,000,000   Federal Farm Credit Banks ............ 5.65         02/03/98       4,985,900
Issues -- 4.2%       6,525,000   Federal Home Loan Banks   ............ 5.42         02/06/98       6,502,163
                    15,000,000   Federal Home Loan Banks   ............ 6.00         09/04/98      14,914,500
                     5,000,000   Federal National Mortgage Assoc.   ... 5.79         10/16/97       4,998,400
                     6,000,000   Federal National Mortgage Assoc.   ... 6.50         04/30/99       5,984,400
                    51,900,000   Federal Home Loan Banks D/N  ......... 5.20         10/14/97      50,545,468
-------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government & Agency
                                 Issues (Cost $118,080,859)   .........                           117,703,488
-------------------------------------------------------------------------------------------------------------
U.S.                40,000,000   Federal Home Loan Banks   ............ 5.56         01/15/98      39,982,793
Government          50,000,000   Federal Home Loan Mortgage Corp.      .5.58         04/15/98      49,976,913
Agency              22,000,000   Federal National Mortgage Assoc.   ... 5.57         03/26/98      21,988,370
Issues --           40,000,000   Federal National Mortgage Assoc.   ... 5.56         03/27/98      39,975,491
Variable            25,000,000   Federal National Mortgage Assoc.   ... 5.60         04/24/98      24,994,651
Rate -- 9.2%        10,000,000   Federal National Mortgage Assoc.   ... 5.68         07/26/99       9,962,245
                    18,000,000   Federal National Mortgage Assoc.   ... 5.68         09/22/99      17,923,795
                    55,000,000   Student Loan Marketing Assoc.   ...... 5.57         02/05/98      54,980,414
-------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency
                                 Issues -- Variable Rate
                                 (Cost $259,784,672) ..................                           259,784,672
-------------------------------------------------------------------------------------------------------------
Certificates of     40,000,000   Morgan Guaranty Trust Co. ............ 5.82         01/30/98      39,907,156
Deposit -- 2.1%     20,000,000   Morgan Guaranty Trust Co. ............ 5.94         03/20/98      19,965,415
-------------------------------------------------------------------------------------------------------------
                                 Total Certificates of Deposit
                                 (Cost $59,990,359)  ..................                            59,872,571
-------------------------------------------------------------------------------------------------------------
Yankee              10,000,000   Deutsche Bank AG ..................... 5.63         02/26/98       9,959,353
Certificates of     20,000,000   Landesbank Hessen-Thuringen
Deposit -- 5.5%                   Girozentrale    ..................... 5.78         01/27/98      19,950,889
                    25,000,000   Royal Bank of Canada   ............... 5.79         01/30/98      24,940,281
                    15,000,000   Sumitomo Bank Ltd.  .................. 5.68         05/09/97      15,000,000
                    60,000,000   Sumitomo Bank Ltd.  .................. 5.65         05/12/97      60,000,000
                    25,000,000   Sumitomo Bank Ltd.  .................. 5.65         05/14/97      25,000,074
-------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of
                                 Deposit (Cost $154,978,732)  .........                           154,850,597
-------------------------------------------------------------------------------------------------------------
Time               100,000,000   Citibank N.A. ........................ 5.65         05/01/97     100,000,000
Deposits --        100,000,000   Deutsche Bank AG ..................... 5.65         05/01/97     100,000,000
12.1%

                          Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                                    Interest    Maturity      Value
                 Face Amount                                         Rate*        Date      (Note 1a)
=============================================================================================================
Time            $100,000,000   First Union National Bank of
Deposits                        North Carolina   .................. 5.66%       05/01/97   $100,000,000
(continued)       40,000,000   Morgan Guaranty Trust Co.  ......... 5.69        05/01/97     40,000,000
-------------------------------------------------------------------------------------------------------------
                               Total Time Deposits
                               (Cost $340,000,000)  ...............                         340,000,000
-------------------------------------------------------------------------------------------------------------
Bank Notes --     20,000,000   Barclays Bank PLC .................. 5.65        04/16/98     19,990,622
Variable          15,000,000   KeyBank National Association  ...... 5.57        05/06/98     14,992,710
Rate -- 2.1%      17,000,000   Morgan Guaranty Trust Co.  ......... 5.62        02/19/98     16,992,721
                   7,500,000   United States National Bank of
                                Oregon  ........................... 5.67        04/14/98      7,496,154
-------------------------------------------------------------------------------------------------------------
                               Total Bank Notes -- Variable Rate
                               (Cost $59,472,207)   ...............                          59,472,207
-------------------------------------------------------------------------------------------------------------
Corporate         10,000,000   Abbey National Treasury Services
Notes -- 2.1%                   PLC  .............................. 5.50        11/21/97      9,970,000
                  15,000,000   Abbey National Treasury Services
                                PLC  .............................. 5.76        02/11/98     14,959,500
                   5,000,000   Abbey National Treasury Services
                                PLC  .............................. 5.93        03/25/98      4,992,000
                  15,000,000   Beta Finance Inc. .................. 5.87        01/30/98     14,973,000
                  15,000,000   International Business Machines
                                Corp.   ........................... 5.67        01/28/98     14,950,500
-------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes
                               (Cost $59,970,817)   ...............                          59,845,000
-------------------------------------------------------------------------------------------------------------
Corporate         21,000,000   Abbey National North America Corp.   5.61        02/10/98     20,988,901
Notes --          30,000,000   Abbey National Treasury Services
Variable                        PLC  .............................. 5.59        02/25/98     29,980,925
Rate -- 5.9%      40,000,000   Abbey National Treasury Services
                                PLC  .............................. 5.65        04/15/98     39,981,489
                  25,000,000   Bear Stearns Companies Inc.   ...... 5.95        07/30/97     25,004,295
                  20,000,000   Bear Stearns Companies Inc.   ...... 5.84        04/17/98     20,026,422
                  10,000,000   Chrysler Financial Corp.   ......... 5.81        07/31/97     10,006,867
                  20,000,000   First Bank System, Inc. ............ 5.67        11/19/97     20,000,000
-------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes -- Variable
                               Rate (Cost $165,988,899)   .........                         165,988,899
-------------------------------------------------------------------------------------------------------------

                          Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                                        Interest    Maturity      Value
                   Face Amount                                           Rate*        Date      (Note 1a)
=============================================================================================================
Master Notes --   $100,000,000   Goldman Sachs Group L.P.  ............ 5.51%       12/01/97   $100,000,000
Variable            30,000,000   Jackson National Life Insurance Co.    5.72        05/01/98     30,000,000
Rate -- 4.6%
-------------------------------------------------------------------------------------------------------------
                                 Total Master Notes -- Variable
                                 Rate (Cost $130,000,000)  ............                         130,000,000
-------------------------------------------------------------------------------------------------------------
Commercial          17,000,000   Allomon Funding Corp.  ............... 5.62        07/02/97     16,833,702
Paper -- 48.9%      25,000,000   Associates First Capital Corp.  ...... 5.69        05/01/97     25,000,000
                    15,170,000   Atlantic Asset Securitization Corp.    5.57        05/09/97     15,151,223
                    14,425,000   Atlas Funding Corp. .................. 5.63        05/05/97     14,415,976
                    24,550,000   Atlas Funding Corp. .................. 5.61        05/07/97     24,527,046
                    12,980,000   Atlas Funding Corp. .................. 5.61        05/21/97     12,939,546
                    15,000,000   Bear Stearns Companies Inc.  ......... 5.65        07/22/97     14,805,933
                    27,750,000   Broadway Capital Corp. ............... 5.61        05/30/97     27,624,593
                    25,000,000   Chrysler Financial Corp.  ............ 5.57        05/21/97     24,922,639
                    58,166,000   Countrywide Home Loans, Inc.    ...... 5.53        05/14/97     58,049,846
                    50,000,000   Daimler-Benz North America Corp.   ... 5.27        05/15/97     49,897,528
                    10,000,000   Finova Capital Corp.   ............... 5.30        05/15/97      9,979,389
                    20,000,000   Finova Capital Corp.   ............... 5.30        05/20/97     19,944,055
                    30,000,000   Finova Capital Corp.   ............... 5.29        05/23/97     29,903,016
                    25,000,000   Finova Capital Corp.   ............... 5.61        06/03/97     24,871,437
                    15,000,000   Finova Capital Corp.   ............... 5.60        06/05/97     14,918,333
                    15,000,000   Finova Capital Corp.   ............... 5.65        07/21/97     14,808,300
                    50,000,000   General Electric Capital Corp.  ...... 5.31        05/08/97     49,948,375
                    45,000,000   General Motors Acceptance Corp. ...... 5.43        07/29/97     44,368,100
                    15,000,000   General Motors Acceptance Corp. ...... 5.43        07/30/97     14,787,000
                    20,000,000   General Motors Acceptance Corp. ...... 5.38        08/04/97     19,699,166
                    10,000,000   General Motors Acceptance Corp. ...... 5.34        08/12/97      9,836,917
                    21,000,000   General Motors Acceptance Corp. ...... 5.32        08/13/97     20,654,200
                    15,000,000   General Motors Acceptance Corp. ...... 5.33        08/20/97     14,736,375
                    10,000,000   General Motors Acceptance Corp. ...... 5.33        08/26/97      9,814,750
                    20,000,000   Greenwich Funding Corp.   ............ 5.53        05/06/97     19,984,639
                    20,000,000   Greenwich Funding Corp.   ............ 5.46        05/20/97     19,942,367
                    32,000,000   Industrial Bank of Korea  ............ 5.38        05/07/97     31,971,307
                    15,000,000   Industrial Bank of Korea  ............ 5.38        05/12/97     14,975,342
                    19,875,000   International Securitization Corp. ... 5.31        05/12/97     19,842,753
                    15,000,000   International Securitization Corp. ... 5.43        05/27/97     14,941,175
                    31,655,000   International Securitization Corp. ... 5.67        07/25/97     31,230,471
                    36,000,000   Kingdom of Sweden   .................. 5.30        08/28/97     35,321,700

                          Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                               Interest    Maturity       Value
             Face Amount                                        Rate*        Date       (Note 1a)
=============================================================================================================
Commercial   $25,000,000   Korea Development Bank ............ 5.37%         05/06/97   $  24,981,354
Paper         10,000,000   Korea Development Bank ............ 5.36          05/07/97       9,991,067
(continued)   16,000,000   Korea Development Bank ............ 5.58          05/08/97      15,982,640
              25,000,000   Korea Development Bank ............ 5.34          05/12/97      24,959,208
              30,000,000   Korea Development Bank ............ 5.30          05/27/97      29,885,167
              25,000,000   Korea Development Bank ............ 5.70          07/25/97      24,664,722
              25,000,000   Lehman Brothers Holdings Inc.   ... 5.67          05/05/97      24,984,250
              30,000,000   Lehman Brothers Holdings Inc.   ... 5.65          05/07/97      29,971,750
              45,000,000   Lehman Brothers Holdings Inc.   ... 5.67          05/15/97      44,900,775
              25,000,000   Monte Rosa Capital Corp.  ......... 5.57          05/06/97      24,980,660
              25,000,000   Morgan Stanley Group Inc. ......... 5.70          05/01/97      25,000,000
              50,000,000   Morgan Stanley Group Inc. ......... 5.31          05/16/97      49,889,375
              50,000,000   Morgan Stanley Group Inc. ......... 5.28          05/20/97      49,860,667
              10,000,000   National Fleet Funding Corp. ...... 5.57          05/07/97       9,990,717
              25,000,000   Nomura Holding America, Inc. ...... 5.40          05/05/97      24,985,000
              28,557,000   Old Line Funding Corp. ............ 5.60          05/02/97      28,552,558
              18,585,000   Old Line Funding Corp. ............ 5.59          05/05/97      18,573,456
              10,000,000   Old Line Funding Corp. ............ 5.30          05/15/97       9,979,389
              40,000,000   RTZ America Inc. .................. 5.64          07/21/97      39,488,800
              15,000,000   Westpac Capital Corp.  ............ 5.31          08/11/97      14,757,750
              50,000,000   Windmill Funding Corp. ............ 5.28          05/05/97      49,970,667
              10,089,000   Windmill Funding Corp. ............ 5.60          06/03/97      10,037,210
              25,000,000   Windmill Funding Corp. ............ 5.68          07/28/97      24,652,889
-------------------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (Cost $1,381,874,973)  ............                          1,381,687,270
-------------------------------------------------------------------------------------------------------------

                          Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1997


=============================================================================================================
                                                                   Interest    Maturity        Value
                  Face Amount                                       Rate*        Date        (Note 1a)
=============================================================================================================
Repurchase       $100,000,000   Fuji Securities, Inc., purchased
Agreements**--                   on 04/30/97    .................. 5.55%       05/01/97   $100,000,000
3.5%
-------------------------------------------------------------------------------------------------------------
                                Total Repurchase Agreements
                                (Cost $100,000,000)   ............                         100,000,000
-------------------------------------------------------------------------------------------------------------
                                Total Investments -- 100.2%
                                (Cost $2,830,141,518) ............                       2,829,204,704
-------------------------------------------------------------------------------------------------------------
                                Liabilities in Excess of Other
                                Assets -- (0.2%)   ...............                          (6,008,449)
-------------------------------------------------------------------------------------------------------------
                                Net Assets -- Equivalent to $1.00
                                Per Share on 2,824,133,069
                                Shares of Beneficial Interest
                                Outstanding -- 100.0%    .........                      $2,823,196,255
=============================================================================================================


Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, net unrealized depreciation amounted to $936,814 and is comprised of $11,496 in appreciation and $948,310 in depreciation.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1997. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.

D/N--Discount Notes

                          Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Statement of Assets and Liabilities
April 30, 1997
================================================================================

Assets:
Total investments at value (identified cost $2,830,141,518) (Note 1a)   .........   $2,829,204,704
Cash  ...........................................................................        3,467,456
Interest receivable  ............................................................        6,718,859
Prepaid expense and deferred organization expenses (Note 1e)   ..................          189,200
                                                                                    ---------------
   Total assets   ...............................................................    2,839,580,219
                                                                                    ---------------
Liabilities:
Advisory fee payable (Note 2)    ................................................          360,034
Payable for investments purchased   .............................................       14,992,710
Dividends payable ...............................................................          971,343
Accrued expenses  ...............................................................           59,877
                                                                                    ---------------
   Total liabilities ............................................................       16,383,964
                                                                                    ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based
 on 2,824,133,069 shares of beneficial interest outstanding)   ..................   $2,823,196,255
                                                                                    ===============

--------------------------------------------------------------------------------


Merrill Lynch Premier Institutional Fund

Statement of Operations
For the Period January 27, 1997 (Commencement of Operations) to April 30, 1997
================================================================================

Investment Income:
Interest and discount earned (Note 1d)    ..............................$38,920,898
                                                                        -----------
Expenses:
Investment advisory fee (Note 2)  ..................... $1,053,985
Registration fees  ....................................    115,617
Accounting and custodian services .....................     51,160
Amortization of organization expenses (Note 1e)  ......     10,825
Dividend and transfer agency fees .....................      9,183
Trustees' fees (Note 5)  ..............................      8,000
Legal and audit fees  .................................      5,459
Printing and shareholder reports  .....................      3,733
                                                          ----------
     Total expenses   .................................  1,257,962
Waived investment advisory fee (Note 2)    ............    (45,574)      1,212,388
                                                          ----------    -----------
     Net investment income    ..........................................37,708,510
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions   ......    248,533
Net unrealized depreciation of investments    .........   (936,814)
                                                          ----------
   Net realized and unrealized loss from investments  ..................  (688,281)
                                                                        -----------
Net Increase in Net Assets Resulting From Operations  ..................$37,020,229
                                                                        ===========

                          Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Statement of Changes in Net Assets
For the Period January 27, 1997 (Commencement of Operations) to April 30, 1997
================================================================================

Increase in Net Assets:
   Operations:
Net investment income    ....................................  $   37,708,510
Net realized gain from investment transactions   ............         248,533
Net unrealized depreciation of investments    ...............        (936,814)
                                                                --------------
Net increase in net assets resulting from operations   ......      37,020,229
Total declared as dividends to shareholders (Note 4)   ......     (37,957,043)
Capital share transactions (Note 3)  ........................   2,824,033,069
                                                                --------------
Net increase in net assets  .................................   2,823,096,255
Net Assets:
Beginning of period (Note 3)   ..............................         100,000
                                                                --------------
End of period   .............................................  $2,823,196,255
                                                                ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Financial Highlights
For the Period January 27, 1997 (Commencement of Operations) to April 30, 1997
================================================================================

Net Asset Value, beginning of period  .......................................    $    1.00
Income from Investment Operations:
 Net investment income ......................................................         .014
 Net realized and unrealized gain (loss) on investments    ..................           --
                                                                                 ---------
 Total from investment operations  ..........................................         .014
Less Distributions:
 Dividends from net investment income    ....................................        (.014)
                                                                                 ---------
Net Asset Value, end of period  .............................................    $    1.00
                                                                                 =========
Total Return  ...............................................................         1.40%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000)   ..........................................   $2,823,196
 Ratio of expenses to average net assets (before waiver)   ..................          .18%(1)
 Ratio of expenses to average net assets (after waiver)    ..................          .17%(1)
 Ratio of net investment income, including realized and unrealized gains and
  losses, to average net assets (before waiver)   ...........................         5.26%(1)
 Ratio of net investment income, including realized and unrealized gains and
  losses, to average net assets (after waiver)    ...........................         5.27%(1)

(1) On an annualized basis
(2) Cumulative total return

                          Premier Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund investments are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1997, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $200 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:


                          Premier Institutional Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                        Percentage of Average Daily Net Assets
                        ------------------------------------------
Premier Institutional
Fund    ...............  .15%
Institutional Fund  ...  .40% up to and including $250,000,000 plus .375% over $250,000,000 up to and
                         including $500,000,000
                        plus .35% over $500,000,000 up to and
                         including $750,000,000
                        plus .325% over $750,000,000
Government Fund
and Treasury Fund   ...  .35% up to and including $500,000,000
                        plus .335% over $500,000,000 up to and
                         including $750,000,000
                        plus .32% over $750,000,000 up to and
                         including $1,000,000,000
                        plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund  ......  .45% up to and including $1,500,000,000 plus .425% over $1,500,000,000 up to and
                         including $2,000,000,000
                        plus .40% over $2,000,000,000


 During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period ended April 30, 1997, the effective fee payable to FAM was 0.14% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1997, FAM waived a portion of its fees amounting to $45,574 for the Premier Institutional Fund, $9,522,140 for the Institutional Fund, $2,261,521 for the Government Fund, $846,551 for the Treasury Fund and $2,072,889 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1997, capital paid-in aggregated $2,824,133,069 for Premier Institutional Fund, $6,201,308,027 for Institutional Fund, $2,017,817,815 for Government Fund, $611,790,184 for Treasury Fund and $1,003,777,618 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                     Period
                                Ended April 30,
                                -----------------
Premier Institutional Fund            1997
------------------------------- -----------------
Shares sold  ..................   12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends         32,118,561
                                 ---------------
  Total   .....................   12,269,855,820
Shares redeemed    ............    9,445,822,751
                                 ---------------
  Net increase  ...............    2,824,033,069
                                 ===============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                       Year Ended April 30,
                                -----------------------------------
Institutional Fund                     1997              1996
------------------------------- ------------------- ---------------
Shares sold  ..................   67,124,483,921      81,859,341,129
Shares issued to shareholders
 in reinvestment of dividends        323,268,144         360,863,781
                                 ---------------     ---------------
  Total   .....................   67,447,752,065      82,220,204,910
Shares redeemed    ............   68,867,606,220      81,179,030,074
                                 ---------------     ---------------
  Net increase (decrease)   ...   (1,419,854,155)      1,041,174,836
                                 ===============     ===============




                                      Year Ended April 30,
                                --------------------------------
Government Fund                      1997             1996
------------------------------- ---------------- ---------------
Shares sold  ..................   13,658,666,165   11,319,796,312
Shares issued to shareholders
 in reinvestment of dividends         92,067,429       86,908,080
                                 ---------------  ---------------
  Total   .....................   13,750,733,594   11,406,704,392
Shares redeemed    ............   13,376,732,157   11,363,934,579
                                 ---------------  ---------------
  Net increase  ...............      374,001,437       42,769,813
                                 ===============  ===============




                                         Year Ended April 30,
                                   --------------------------------
Treasury Fund                          1997             1996
--------------------------------   ---------------   --------------
Shares sold   ..................     3,277,418,270     2,984,431,147
Shares issued to shareholders
 in reinvestment of dividends           27,446,045        25,665,244
                                    --------------    --------------
  Total    .....................     3,304,864,315     3,010,096,391
Shares redeemed  ...............     3,207,207,792     2,838,827,671
                                    --------------    --------------
  Net increase   ...............        97,656,523       171,268,720
                                    ==============    ==============


                          Premier Institutional Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                           Year Ended April 30,
                                     --------------------------------
Institutional
Tax-Exempt Fund                          1997             1996
----------------------------------   ---------------   --------------
Shares sold  .....................     5,129,231,992     3,532,959,162
Shares issued to shareholders
 in reinvestment of dividends   .         26,648,229        15,674,384
                                      --------------    --------------
  Total   ........................     5,155,880,221     3,548,633,546
Shares redeemed    ...............     4,819,426,973     3,285,337,991
                                      --------------    --------------
  Net increase  ..................       336,453,248       263,295,555
                                      ==============    ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1997, the Institutional Tax-Exempt Fund had net capital loss carryovers of $254,048 of which $96,488 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.


                          Premier Institutional Fund

STATEMENT OF ADDITIONAL INFORMATION

                       MERRILL LYNCH INSTITUTIONAL FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  Merrill Lynch Institutional Fund is a no-load money fund whose objectives are maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term "money market" instruments. The Institutional Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. The Institutional Fund is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

  The Statement of Additional Information of the Institutional Fund is not a prospectus and should be read in conjunction with the Prospectus of the Institutional Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Institutional Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Investment Objectives and Policies...   2
Independent Auditors' Report.........   5
Audited Financial Statements for the
 Fiscal Year Ended April 30, 1997....   6
Appendix A:
  Management of the Trust............ A-1
  Investment Advisory and Other Serv-
   ices.............................. A-4
  Portfolio Transactions............. A-7
  Net Asset Value.................... A-8

                               PAGE
                               ----
  Dividends................... A-10
  Taxes....................... A-11
    Federal................... A-11
    Massachusetts Income Tax.. A-13
    Other Taxes............... A-13
  Distributor................. A-13
  Yield Information........... A-15
  General Information......... A-15

                               ---------------

  The date of this Statement of Additional Information and the Prospectus is
                              July 29, 1997.

                      INVESTMENT OBJECTIVES AND POLICIES

  Reference is made to "The Institutional Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Institutional Fund.

  All investments of the Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Institutional Fund's portfolio will be 90 days or less.

  The Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Institutional Fund held overseas will be held by foreign branches of the custodian for the Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

  Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

  The Institutional Fund will only invest in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are six NRSROs: Duff & Phelps Credit Ratings Co., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc. See the section of the Prospectus captioned "Additional Information--Commercial Paper, Bank Money Instrument and Bond Ratings."

                              Institutional Fund

  The Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

  As described in the Prospectus, the Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

  Variable amount master notes, described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

  Forward or firm commitments for the purchase or sale of securities may be entered into by the Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Institutional Fund's net asset value. A separate account of the Institutional Fund will be established with State Street Bank and Trust Company, the Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

  In addition to the investment restrictions set forth in the Prospectus, the Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Institutional Fund's outstanding shares, whichever is less. The Institutional Fund may not:

    (1) Purchase common stocks or other voting securities, preferred stocks, warrants, other equity securities, securities with legal or contractual restrictions on resale, state bonds or municipal bonds (for purposes of this restriction, instruments, such as variable amount master notes or funding agreements, which permit the Fund to resell the instrument to the issuer (or another creditworthy party) or to require repayment of the instrument by the issuer upon notice will not be considered to have legal or contractual restrictions on resale).

    (2) Make loans, except through the purchase of debt obligations in accordance with the Institutional Fund's investment objective and policies.

    (3) Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Institutional Fund's net assets, taken at cost, at the time the borrowing

                              Institutional Fund
  is made. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests if they should occur and is not for investment purposes. (As a matter of operating policy, the Institutional Fund will not purchase securities when outstanding borrowings exceed 5% of the Institutional Fund's asset value.)

    (4) Mortgage, pledge or hypothecate any assets except in an amount of up to 15% of the value of the Institutional Fund's net assets, taken at cost, but only to secure borrowings for extraordinary or emergency purposes.

    (5) Purchase or sell real estate, real estate investment trust securities, commodities, commodity contracts or oil and gas interests.

    (6) Acquire securities of other investment companies.

    (7) Act as an underwriter of securities.

    (8) Purchase securities on margin, make short sales of securities or maintain a short position.

  As a matter of operating policy, the Trustees of the Trust have determined that the Institutional Fund will not write put or call options.

  For purposes of the 25% limitation on investment or securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.


                              Institutional Fund

                              Institutional Fund
INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Merrill Lynch Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1997, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the respective fiscal periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective fiscal periods then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachussetts
May 28, 1997

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments
April 30, 1997

=============================================================================================================
                                                                     Interest    Maturity       Value
                  Face Amount                                         Rate*        Date       (Note 1a)
=============================================================================================================
U.S.             $25,000,000   U.S. Treasury Notes .................. 8.50%          07/15/97   $25,156,250
Government &      25,000,000   U.S. Treasury Notes .................. 5.75           09/30/97    25,000,000
Agency            50,000,000   U.S. Treasury Notes .................. 8.75           10/15/97    50,664,065
Issues -- 13.2%   28,000,000   U.S. Treasury Notes .................. 5.63           10/31/97    27,978,126
                  29,500,000   U.S. Treasury Notes .................. 5.25           12/31/97    29,380,156
                 150,000,000   U.S. Treasury Notes .................. 5.00           01/31/98   148,968,751
                  35,000,000   U.S. Treasury Notes .................. 5.88           01/31/99    34,748,437
                  10,000,000   U.S. Treasury Notes .................. 5.88           02/28/99     9,920,313
                  40,000,000   Federal Farm Credit Banks ............ 5.85           10/01/97    40,000,000
                  20,000,000   Federal Farm Credit Banks ............ 5.65           02/03/98    19,943,600
                  25,000,000   Federal Home Loan Banks   ............ 5.99           02/09/98    24,990,000
                  23,500,000   Federal Home Loan Banks   ............ 6.00           09/04/98    23,366,050
                  32,000,000   Federal Home Loan Banks   ............ 6.17           11/06/98    31,904,000
                  44,000,000   Federal Home Loan Mortgage Corp.      .5.73           06/06/97    44,003,473
                   8,000,000   Federal Home Loan Mortgage Corp.      .6.25           02/05/99     7,968,800
                  25,000,000   Federal National Mortgage Assoc.   ... 5.53           10/14/97    24,964,750
                   5,000,000   Federal National Mortgage Assoc.   ... 5.79           10/16/97     4,998,400
                  25,000,000   Federal National Mortgage Assoc.   ... 5.19           01/08/98    24,865,000
                  10,000,000   Federal National Mortgage Assoc.   ... 5.81           11/25/98     9,938,000
                  14,000,000   Federal National Mortgage Assoc.   ... 6.50           04/30/99    13,963,600
                  38,500,000   Student Loan Marketing Assoc.   ...... 5.50           10/24/97    38,438,400
                  13,000,000   Student Loan Marketing Assoc.   ...... 6.02           11/20/98    12,944,100
                  50,000,000   Federal Home Loan Banks D/N  ......... 5.22           10/23/97    48,624,306
                  50,000,000   Federal Home Loan Banks D/N  ......... 5.17           11/17/97    48,419,444
                  23,160,000   Federal National Mortgage Assoc.
                                D/N ................................. 5.26           07/28/97    22,849,193
                  25,950,000   Federal National Mortgage Assoc.
                                D/N ................................. 5.27           07/28/97    25,601,751
------------------------------------------------------------------------------------------------------------
                               Total U.S. Government & Agency
                               Issues (Cost $822,089,952)   .........                           819,598,965
------------------------------------------------------------------------------------------------------------
U.S.              25,000,000   Federal Farm Credit Banks ............ 5.56           02/06/98    24,994,580
Government        80,000,000   Federal Home Loan Banks   ............ 5.55           12/10/97    79,976,412
Agency            50,000,000   Federal Home Loan Banks   ............ 5.56           01/15/98    49,978,491
Issues --          4,000,000   Federal Home Loan Banks   ............ 5.85           01/26/98     3,990,421
Variable          72,000,000   Federal Home Loan Mortgage Corp.      .5.56           04/15/98    71,966,755
Rate -- 18.8%     30,000,000   Federal National Mortgage Assoc.   ... 5.54           05/14/97    29,999,062
                 135,000,000   Federal National Mortgage Assoc.   ... 5.55           05/22/97   134,994,724
                  57,000,000   Federal National Mortgage Assoc.   ... 5.70           06/20/97    57,002,357
                  59,000,000   Federal National Mortgage Assoc.   ... 5.56           08/01/97    58,993,532

                              Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

=============================================================================================================
                                                                     Interest    Maturity       Value
                  Face Amount                                         Rate*        Date       (Note 1a)
=============================================================================================================
U.S.              $50,000,000   Federal National Mortgage Assoc. ... 5.56%         08/22/97 $   49,991,011
Government         33,000,000   Federal National Mortgage Assoc. ... 5.55          09/29/97     32,991,854
Agency             57,000,000   Federal National Mortgage Assoc. ... 5.54          10/20/97     56,976,492
Issues --         100,000,000   Federal National Mortgage Assoc. ... 5.74          01/15/98     99,965,656
Variable           49,000,000   Federal National Mortgage Assoc. ... 5.57          03/26/98     48,974,096
Rate (continued)   60,000,000   Federal National Mortgage Assoc. ... 5.56          03/27/98     59,963,237
                   60,000,000   Federal National Mortgage Assoc. ... 5.60          04/24/98     59,977,487
                   40,000,000   Federal National Mortgage Assoc. ... 5.68          09/22/99     39,830,657
                   15,150,000   Student Loan Marketing Assoc. ...... 5.71          11/20/97     15,158,937
                   18,000,000   Student Loan Marketing Assoc. ...... 5.70          01/27/98     18,013,667
                   60,000,000   Student Loan Marketing Assoc. ...... 5.57          02/05/98     59,978,365
                   50,000,000   Student Loan Marketing Assoc. ...... 5.61          04/21/98     49,988,373
                   59,000,000   Student Loan Marketing Assoc. ...... 5.55          08/20/98     58,943,078
------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency
                                Issues -- Variable Rate
                                (Cost $1,162,649,244)   ............                         1,162,649,244
------------------------------------------------------------------------------------------------------------
Certificates of    25,000,000   Morgan Guaranty Trust Co.  ......... 5.90          09/30/97     24,994,773
Deposit -- 0.8%    25,000,000   Morgan Guaranty Trust Co.  ......... 5.94          03/20/98     24,956,769
------------------------------------------------------------------------------------------------------------
                                Total Certificates of Deposit
                                (Cost $50,011,870)   ...............                            49,951,542
------------------------------------------------------------------------------------------------------------
Yankee             15,000,000   Deutsche Bank AG  .................. 5.63          02/26/98     14,939,030
Certificates of    25,000,000   Landesbank Hessen-Thuringen
Deposit -- 1.9%                  Girozentrale  ..................... 5.78          01/27/98     24,938,611
                   75,000,000   Landesbank Hessen-Thuringen
                                 Girozentrale  ..................... 5.78          01/30/98     74,815,469
------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of
                                Deposit (Cost $114,968,363)   ......                           114,693,110
------------------------------------------------------------------------------------------------------------
Time               71,800,000   Chase Manhattan Bank N.A.  ......... 5.63          05/01/97     71,800,000
Deposits --       120,000,000   Citibank N.A.  ..................... 5.65          05/01/97    120,000,000
10.5%             150,000,000   Deutsche Bank AG  .................. 5.65          05/01/97    150,000,000
                  150,000,000   First Union National Bank of North
                                 Carolina   ........................ 5.66          05/01/97    150,000,000
                  160,000,000   Morgan Guaranty Trust Co.  ......... 5.69          05/01/97    160,000,000
------------------------------------------------------------------------------------------------------------
                                Total Time Deposits
                                (Cost $651,800,000)  ...............                           651,800,000
------------------------------------------------------------------------------------------------------------

                              Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

===========================================================================================================
                                                                    Interest    Maturity      Value
                  Face Amount                                        Rate*        Date      (Note 1a)
===========================================================================================================
Bank Notes --     $35,000,000   Barclays Bank PLC   ............... 5.65%         04/16/98   $34,983,588
Variable           25,000,000   KeyBank National Association ...... 5.59          07/22/97    24,995,619
Rate -- 2.7%       22,000,000   KeyBank National Association ...... 5.42          08/21/97    21,996,047
                   26,000,000   KeyBank National Association ...... 5.57          05/06/98    25,987,364
                   50,000,000   Morgan Guaranty Trust Co.    ...... 5.62          02/19/98    49,978,593
                    8,000,000   United States National Bank of
                                 Oregon ........................... 5.67          04/14/98     7,995,897
------------------------------------------------------------------------------------------------------------
                                Total Bank Notes -- Variable Rate
                                (Cost $165,937,108) ...............                          165,937,108
------------------------------------------------------------------------------------------------------------
Corporate          15,000,000   Abbey National Treasury Services
Notes -- 2.0%                    PLC .............................. 5.50          11/21/97    14,955,000
                   50,000,000   Abbey National Treasury Services
                                 PLC .............................. 5.76          02/11/98    49,865,000
                    5,000,000   Abbey National Treasury Services
                                 PLC .............................. 5.93          03/25/98     4,992,000
                   30,000,000   International Business Machines
                                 Corp.  ........................... 5.67          01/28/98    29,901,000
                   25,000,000   NBD Bank, N.A. Detroit ............ 5.79          01/30/98    24,917,380
------------------------------------------------------------------------------------------------------------
                                Total Corporate Notes
                                (Cost $124,946,025) ...............                          124,630,380
------------------------------------------------------------------------------------------------------------
Corporate          50,000,000   Abbey National Treasury Services
Notes --                         PLC .............................. 5.61          02/10/98    49,973,573
Variable           50,000,000   Abbey National Treasury Services
Rate -- 6.9%                     PLC .............................. 5.59          02/25/98    49,968,208
                   60,000,000   Abbey National Treasury Services
                                 PLC .............................. 5.65          04/15/98    59,972,233
                   25,000,000   Chrysler Financial Corp.  ......... 5.81          07/31/97    25,017,168
                  175,000,000   CIT Group Holdings Inc.   ......... 5.61          10/27/97   174,940,252
                   34,000,000   First Bank System, Inc.   ......... 5.67          12/17/97    34,000,000
                   35,000,000   Morgan Stanley Group Inc.    ...... 5.97          02/23/98    35,031,952
------------------------------------------------------------------------------------------------------------
                                Total Corporate Notes -- Variable
                                Rate (Cost $428,903,386)  .........                          428,903,386
------------------------------------------------------------------------------------------------------------
Master Notes --   225,100,000   Goldman Sachs Group L.P.  ......... 5.51          07/03/97   225,100,000
Variable           50,000,000   Goldman Sachs Group L.P.  ......... 5.59          08/01/97    50,000,000
Rate -- 4.4%
------------------------------------------------------------------------------------------------------------
                                Total Master Notes -- Variable
                                Rate (Cost $275,100,000)  .........                          275,100,000
------------------------------------------------------------------------------------------------------------

                               Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

============================================================================================================
                                                                     Interest    Maturity      Value
                Face Amount                                           Rate*        Date      (Note 1a)
============================================================================================================
Commercial     $19,676,000    Allomon Funding Corp.  ............... 5.62%       07/02/97   $ 19,483,525
Paper -- 37.2%  25,000,000    American Honda Finance Corp.    ...... 5.65        07/21/97     24,680,500
                20,000,000    Atlantic Asset Securitization Corp.    5.57        05/09/97     19,975,244
                 8,491,000    Atlantic Asset Securitization Corp.    5.55        05/09/97      8,480,528
                15,817,000    Atlantic Asset Securitization Corp.    5.55        05/15/97     15,782,862
                25,000,000    Bank of Scotland ..................... 5.31        05/12/97     24,959,437
                15,000,000    Bear Stearns Companies Inc.  ......... 5.65        07/22/97     14,805,933
                18,000,000    Chrysler Financial Corp.  ............ 5.57        05/21/97     17,944,300
                25,000,000    Clipper Receivables Corp.    ......... 5.62        05/06/97     24,980,486
                15,000,000    Columbia/HCA Healthcare Corp.   ...... 5.58        05/27/97     14,939,550
                20,000,000    Columbia/HCA Healthcare Corp.   ...... 5.58        05/28/97     19,916,300
                50,000,000    Corporate Receivables Corp.  ......... 5.65        07/08/97     49,463,555
                40,000,000    Corporate Receivables Corp.  ......... 5.65        07/14/97     39,532,978
                29,000,000    Countrywide Home Loans, Inc.    ...... 5.62        05/07/97     28,972,837
                36,166,000    Countrywide Home Loans, Inc.    ...... 5.62        05/13/97     36,098,249
                12,834,000    Countrywide Home Loans, Inc.    ...... 5.53        05/14/97     12,808,371
                40,000,000    CXC Inc.   ........................... 5.62        05/05/97     39,975,022
                30,950,000    CXC Inc.   ........................... 5.70        07/25/97     30,534,926
                25,000,000    Eureka Securitization Inc.   ......... 5.62        05/09/97     24,968,778
                46,394,000    Falcon Asset Securitization Corp.  ... 5.32        05/12/97     46,318,584
                25,000,000    Finova Capital Corp.   ............... 5.30        05/15/97     24,948,472
                33,000,000    Finova Capital Corp.   ............... 5.30        05/16/97     32,927,125
                60,000,000    Finova Capital Corp.   ............... 5.30        05/21/97     59,823,333
                50,000,000    Finova Capital Corp.   ............... 5.29        05/23/97     49,838,361
                46,000,000    Finova Capital Corp.   ............... 5.30        05/27/97     45,823,922
                25,000,000    Finova Capital Corp.   ............... 5.30        06/24/97     24,801,250
                10,000,000    Finova Capital Corp.   ............... 5.46        07/15/97      9,881,667
                16,000,000    First Data Corp.    .................. 5.64        07/15/97     15,810,667
               100,000,000    General Electric Capital Corp.  ...... 5.31        05/08/97     99,896,750
                75,000,000    General Motors Acceptance Corp.    ... 5.48        07/09/97     74,183,500
                50,000,000    General Motors Acceptance Corp.    ... 5.43        07/29/97     49,297,889
                50,000,000    General Motors Acceptance Corp.    ... 5.38        08/04/97     49,247,917
                50,000,000    General Motors Acceptance Corp.    ... 5.34        08/12/97     49,184,583
                50,000,000    General Motors Acceptance Corp.    ... 5.32        08/13/97     49,176,667
                20,000,000    General Motors Acceptance Corp.    ... 5.33        08/19/97     19,651,667
                25,000,000    Goldman Sachs Group L.P.  ............ 5.30        05/01/97     25,000,000
                62,238,000    Greenwich Funding Corp.   ............ 5.53        05/06/97     62,190,198
                 8,000,000    Industrial Bank of Korea  ............ 5.62        05/05/97      7,995,004
                22,000,000    Industrial Bank of Korea  ............ 5.36        05/12/97     21,963,969

                              Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1997

============================================================================================================
                                                                  Interest    Maturity       Value
             Face Amount                                           Rate*        Date       (Note 1a)
============================================================================================================
Commercial  $15,000,000    Industrial Bank of Korea  ............ 5.38%       05/12/97   $   14,975,342
Paper         5,000,000    Industrial Bank of Korea  ............ 5.40        05/15/97        4,989,500
(continued)   9,510,000    International Securitization Corp.     5.43        05/27/97        9,472,705
            100,000,000    International Securitization Corp. ... 5.55        05/30/97       99,552,917
             17,336,000    International Securitization Corp. ... 5.62        06/17/97       17,208,802
             30,000,000    Kingdom of Sweden   .................. 5.30        08/28/97       29,434,750
             25,000,000    Korea Development Bank ............... 5.37        05/06/97       24,981,354
             25,000,000    Korea Development Bank ............... 5.36        05/07/97       24,977,667
             93,000,000    Korea Development Bank ............... 5.58        05/08/97       92,899,095
             45,000,000    Lehman Brothers Holdings Inc.   ...... 5.67        05/05/97       44,971,650
             55,000,000    Lehman Brothers Holdings Inc.   ...... 5.65        05/07/97       54,948,208
             54,188,000    Mont Blanc Capital Corp.  ............ 5.54        05/21/97       54,021,221
             25,000,000    Monte Rosa Capital Corp.  ............ 5.57        05/06/97       24,980,660
             78,322,000    Monte Rosa Capital Corp.  ............ 5.53        05/15/97       78,153,564
             75,000,000    Morgan Stanley Group Inc. ............ 5.70        05/01/97       75,000,000
             50,000,000    Morgan Stanley Group Inc. ............ 5.31        05/16/97       49,889,375
             15,000,000    Nomura Holding America Inc.  ......... 5.39        05/16/97       14,966,312
             34,943,000    Old Line Funding Corp. ............... 5.59        05/05/97       34,921,297
             30,000,000    Old Line Funding Corp. ............... 5.62        05/08/97       29,967,217
             13,635,000    Old Line Funding Corp. ............... 5.33        05/13/97       13,610,775
             48,367,000    Old Line Funding Corp. ............... 5.58        05/14/97       48,269,541
             12,755,000    Old Line Funding Corp. ............... 5.60        05/15/97       12,727,222
             40,000,000    Preferred Receivables Funding
                            Corp.  .............................. 5.65        07/25/97       39,463,556
             32,100,000    RTZ America Inc. ..................... 5.30        05/02/97       32,095,274
             25,151,000    Windmill Funding Corp. ............... 5.28        05/05/97       25,136,245
             43,353,000    Windmill Funding Corp. ............... 5.57        05/20/97       43,225,554
             25,000,000    Windmill Funding Corp. ............... 5.68        07/28/97       24,652,889
------------------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (Cost $2,306,045,473)  ...............                         2,305,757,598
------------------------------------------------------------------------------------------------------------

                              Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund

Schedule of Investments -- Continued
April 30, 1997


============================================================================================================
                                                                   Interest    Maturity        Value
                  Face Amount                                       Rate*        Date        (Note 1a)
============================================================================================================
Repurchase       $100,000,000   Fuji Securities, Inc.
Agreements**--                  purchased on 04/30/97 ............    5.55%      05/01/97  $  100,000,000
1.6%
------------------------------------------------------------------------------------------------------------
                                Total Repurchase Agreements
                                (Cost $100,000,000)   ............                            100,000,000
------------------------------------------------------------------------------------------------------------
                                Total Investments -- 100.0%
                                (Cost $6,202,451,421) ............                          6,199,021,333
------------------------------------------------------------------------------------------------------------
                                Liabilities in Excess of Other
                                Assets -- (0.0%)   ...............                             (1,143,394)
------------------------------------------------------------------------------------------------------------
                                Net Assets -- Equivalent to $1.00
                                Per Share on 6,201,308,027 Shares
                                of Beneficial Interest
                                Outstanding -- 100.0%    .........                         $6,197,877,939
============================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, net unrealized depreciation amounted to $3,430,088 and is comprised of $24,391 in appreciation and $3,454,479 in depreciation.


* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1997. For variable instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.

D/N--Discount Notes

                              Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund

Statement of Assets and Liabilities
April 30, 1997

====================================================================================================
Assets:
Total investments at value (identified cost $6,202,451,421) (Note 1a)   .........   $6,199,021,333
Cash  ...........................................................................        5,612,215
Interest receivable  ............................................................       22,916,889
Prepaid expenses  ...............................................................          377,568
                                                                                    ---------------
   Total assets   ...............................................................    6,227,928,005
                                                                                    ---------------
Liabilities:
Advisory fee payable (Note 2)    ................................................        1,070,582
Payable for investments purchased   .............................................       25,987,364
Dividends payable    ............................................................        2,699,298
Accrued expenses  ...............................................................          292,822
                                                                                    ---------------
   Total liabilities    .........................................................       30,050,066
                                                                                    ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based
 on 6,201,308,027 shares of beneficial interest outstanding)   ..................   $6,197,877,939
                                                                                    ===============

--------------------------------------------------------------------------------


Merrill Lynch Institutional Fund

Statement of Operations
For the Year Ended April 30, 1997

====================================================================================================
Investment Income:
Interest and discount earned (Note 1d)  ....................................$398,767,235
                                                                            -------------
Expenses:
Investment advisory fee (Note 2)  .....................    $24,155,920
Registration fees  ....................................      1,573,602
Dividend and transfer agency fees .....................        966,439
Accounting and custodian services .....................        513,259
Legal and audit fees  .................................        146,857
Printing and shareholder reports  .....................        118,433
Trustees' fees (Note 5)  ..............................         85,709
Insurance .............................................         40,274
Miscellaneous   .......................................         38,356
                                                           -----------
     Total expenses   .................................     27,638,849
Waived investment advisory fee (Note 2)    ............     (9,522,140)       18,116,709
                                                           -----------      -------------
     Net investment income  ................................................ 380,650,526
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions   ......        874,595
Net unrealized appreciation of investments    .........      2,606,218
                                                           -----------
   Net realized and unrealized gain from investments   .....................   3,480,813
                                                                            -------------
Net Increase in Net Assets Resulting From Operations   .....................$384,131,339
                                                                            =============

                              Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statements of Changes in Net Assets

                                                                             Year Ended April 30,
                                                                           ------------------------
                                                                           1997               1996
====================================================================================================
Increase (Decrease) in Net Assets:

Operations:
Net investment income   ..........................................   $  380,650,526     $  445,376,961
Net realized gain from investment transactions  ..................          874,595          2,709,598
Net unrealized appreciation (depreciation) of investments   ......        2,606,218         (6,134,973)
                                                                     ---------------     --------------
Net increase in net assets resulting from operations  ............      384,131,339        441,951,586
Total declared as dividends to shareholders (Note 4)  ............     (381,525,121)      (448,086,559)
Capital share transactions (Note 3)    ...........................   (1,419,854,155)     1,041,174,836
                                                                     ---------------     --------------
Net increase (decrease) in net assets  ...........................   (1,417,247,937)     1,035,039,863

Net Assets:
Beginning of year    .............................................    7,615,125,876      6,580,086,013
                                                                     ---------------     --------------
End of year    ...................................................   $6,197,877,939     $7,615,125,876
                                                                     ===============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights

                                                                       Year Ended April 30,
                                                 --------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
================================================================================================================
Net Asset Value, beginning of year ............    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
Income from Investment Operations:
 Net investment income ........................         .052         .056         .050         .031       .033
 Net realized and unrealized gain on
  investments .................................           --           --           --           --       .001
                                                   ---------    ---------    ---------    ---------   ---------
 Total from investment operations  ............         .052         .056         .050         .031       .034
Less Distributions:
 Dividends from net investment income .........        (.052)       (.056)       (.050)       (.031)     (.034)
                                                   ---------    ---------    ---------    ---------   ---------
Net Asset Value, end of year ..................    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
                                                   =========    =========    =========    =========   =========
Total Return  .................................         5.34%        5.81%        5.11%        3.20%      3.46%
Ratios/Supplemental Data:
 Net Assets, end of year (000)  ...............   $6,197,878   $7,615,126   $6,580,086   $3,775,121 $4,712,639
 Ratio of expenses to average net assets
  (before waiver)   ...........................          .38%         .37%         .37%         .37%       .38%
 Ratio of expenses to average net assets
  (after waiver) ..............................          .25%         .24%         .24%         .24%       .26%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver)  .........         5.12%        5.42%        5.00%        2.91%      3.29%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver)   .........         5.25%        5.55%        5.13%        3.04%      3.41%

                              Institutional Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund investments are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1997, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $200 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:


                              Institutional Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                        Percentage of Average Daily Net Assets
                        ------------------------------------------
Premier Institutional
Fund    ...............  .15%
Institutional Fund  ...  .40% up to and including $250,000,000 plus .375% over $250,000,000 up to and
                         including $500,000,000
                        plus .35% over $500,000,000 up to and
                         including $750,000,000
                        plus .325% over $750,000,000
Government Fund
and Treasury Fund   ...  .35% up to and including $500,000,000
                        plus .335% over $500,000,000 up to and
                         including $750,000,000
                        plus .32% over $750,000,000 up to and
                         including $1,000,000,000
                        plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund  ......  .45% up to and including $1,500,000,000 plus .425% over $1,500,000,000 up to and
                         including $2,000,000,000
                        plus .40% over $2,000,000,000


 During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period ended April 30, 1997, the effective fee payable to FAM was 0.14% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1997, FAM waived a portion of its fees amounting to $45,574 for the Premier Institutional Fund, $9,522,140 for the Institutional Fund, $2,261,521 for the Government Fund, $846,551 for the Treasury Fund and $2,072,889 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1997, capital paid-in aggregated $2,824,133,069 for Premier Institutional Fund, $6,201,308,027 for Institutional Fund, $2,017,817,815 for Government Fund, $611,790,184 for Treasury Fund and $1,003,777,618 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                     Period
                                Ended April 30,
                                -----------------
Premier Institutional Fund            1997
------------------------------- -----------------
Shares sold  ..................   12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends         32,118,561
                                 ---------------
  Total   .....................   12,269,855,820
Shares redeemed    ............    9,445,822,751
                                 ---------------
  Net increase  ...............    2,824,033,069
                                 ===============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                       Year Ended April 30,
                                -----------------------------------
Institutional Fund                     1997              1996
------------------------------- ------------------- ---------------
Shares sold  ..................   67,124,483,921      81,859,341,129
Shares issued to shareholders
 in reinvestment of dividends        323,268,144         360,863,781
                                 ---------------     ---------------
  Total   .....................   67,447,752,065      82,220,204,910
Shares redeemed    ............   68,867,606,220      81,179,030,074
                                 ---------------     ---------------
  Net increase (decrease)   ...   (1,419,854,155)      1,041,174,836
                                 ===============     ===============




                                      Year Ended April 30,
                                --------------------------------
Government Fund                      1997             1996
------------------------------- ---------------- ---------------
Shares sold  ..................   13,658,666,165   11,319,796,312
Shares issued to shareholders
 in reinvestment of dividends         92,067,429       86,908,080
                                 ---------------  ---------------
  Total   .....................   13,750,733,594   11,406,704,392
Shares redeemed    ............   13,376,732,157   11,363,934,579
                                 ---------------  ---------------
  Net increase  ...............      374,001,437       42,769,813
                                 ===============  ===============




                                         Year Ended April 30,
                                   --------------------------------
Treasury Fund                          1997             1996
--------------------------------   ---------------   --------------
Shares sold   ..................     3,277,418,270     2,984,431,147
Shares issued to shareholders
 in reinvestment of dividends           27,446,045        25,665,244
                                    --------------    --------------
  Total    .....................     3,304,864,315     3,010,096,391
Shares redeemed  ...............     3,207,207,792     2,838,827,671
                                    --------------    --------------
  Net increase   ...............        97,656,523       171,268,720
                                    ==============    ==============


                              Institutional Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                           Year Ended April 30,
                                     --------------------------------
Institutional
Tax-Exempt Fund                          1997             1996
----------------------------------   ---------------   --------------
Shares sold  .....................     5,129,231,992     3,532,959,162
Shares issued to shareholders
 in reinvestment of dividends   .         26,648,229        15,674,384
                                      --------------    --------------
  Total   ........................     5,155,880,221     3,548,633,546
Shares redeemed    ...............     4,819,426,973     3,285,337,991
                                      --------------    --------------
  Net increase  ..................       336,453,248       263,295,555
                                      ==============    ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1997, the Institutional Tax-Exempt Fund had net capital loss carryovers of $254,048 of which $96,488 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.


                              Institutional Fund

STATEMENT OF ADDITIONAL INFORMATION

                         MERRILL LYNCH GOVERNMENT FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  Merrill Lynch Government Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Government Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

  The Statement of Additional Information of the Government Fund is not a prospectus and should be read in conjunction with the Prospectus of the Government Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Government Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Investment Objectives and Policies...   2
Independent Auditors' Report.........   3
Audited Financial Statements for the
 Fiscal Year Ended April 30, 1997....   4
Appendix A:
  Management of the Trust............ A-1
  Investment Advisory and Other Serv-
   ices.............................. A-4
  Portfolio Transactions............. A-7
  Net Asset Value.................... A-8

                               PAGE
                               ----
  Dividends................... A-10
  Taxes....................... A-11
    Federal................... A-11
    Massachusetts Income Tax.. A-13
    Other Taxes............... A-13
  Distributor................. A-13
  Yield Information........... A-15
  General Information......... A-15

                               ---------------

  The date of this Statement of Additional Information and the Prospectus is
                              July 29, 1997.

                      INVESTMENT OBJECTIVES AND POLICIES

  Reference is made to "The Government Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Government Fund. Subject to the investment restrictions described below, the Government Fund's investment objectives can be changed without shareholder approval.

  All investments of the Government Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Government Fund's portfolio will be 90 days or less.

  Forward or firm commitments for the purchase of U.S. Government securities may be entered into by the Government Fund, as described in "The Government Fund and Its Objectives" in the Prospectus. The purchase of the underlying securities will be recorded on the date the Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Government Fund's net asset value. A separate account of the Government Fund will be established with State Street Bank and Trust Company, the Government Fund's custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Government Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

  In addition to the investment restrictions set forth in the Prospectus, the Government Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Government Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less. The Government Fund may not:

    (1) Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

    (2) Act as an underwriter of securities;

    (3) Make loans, except that the Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Government Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Government Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies; and

    (4) Purchase securities on margin or make short sales of securities.

  As a matter of operating policy, the Trustees of the Trust have determined that the Government Fund will not write put or call options.

  Collateral received by the Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.

                                Government Fund

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Merrill Lynch Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1997, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the respective fiscal periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of the Merrill Lynch Funds For Institutions Series at April 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective fiscal periods then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachussetts

May 28, 1997

                                Government Fund

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 1997

========================================================================================================
                                                                    Interest   Maturity      Value
                 Face Amount                                          Rate*      Date      (Note 1a)
========================================================================================================
U.S.             $40,000,000   U.S. Treasury Notes  ............... 5.63%        10/31/97 $ 39,968,752
Government        50,000,000   U.S. Treasury Strips ............... 5.28         08/15/97   49,225,000
& Agency          50,000,000   Federal Farm Credit Banks  ......... 5.55         05/02/97   50,000,087
Issues -- 47.7%   10,000,000   Federal Farm Credit Banks  ......... 5.85         10/01/97   10,000,000
                  12,500,000   Federal Home Loan Banks ............ 5.77         11/05/97   12,486,250
                  10,000,000   Federal Home Loan Banks ............ 5.80         01/23/98    9,979,000
                  15,000,000   Federal Home Loan Banks ............ 5.71         06/19/98   14,926,500
                  25,000,000   Federal Home Loan Mortgage Corp.    .5.84         04/08/98   24,937,500
                  57,000,000   Federal National Mortgage Assoc. ... 9.20         06/10/97   57,236,686
                  20,000,000   Federal National Mortgage Assoc. ... 5.53         10/14/97   19,971,800
                  25,000,000   Federal Farm Credit Banks D/N ...... 5.30         11/05/97   24,257,139
                  10,145,000   Federal Farm Credit Banks D/N ...... 5.29         11/18/97    9,822,702
                  22,640,000   Federal Farm Credit Banks D/N ...... 5.29         11/21/97   21,910,011
                  12,000,000   Federal Home Loan Banks D/N   ...... 5.30         05/07/97   11,989,400
                   6,000,000   Federal Home Loan Banks D/N   ...... 5.36         05/30/97    5,974,093
                   8,500,000   Federal Home Loan Banks D/N   ...... 5.26         06/27/97    8,429,209
                  25,000,000   Federal Home Loan Banks D/N   ...... 5.26         06/30/97   24,773,333
                  30,000,000   Federal Home Loan Banks D/N   ...... 5.23         07/10/97   29,679,750
                  25,000,000   Federal Home Loan Banks D/N   ...... 5.54         08/29/97   24,535,833
                  13,250,000   Federal Home Loan Banks D/N   ...... 5.31         09/04/97   12,990,300
                  47,250,000   Federal Home Loan Banks D/N   ...... 5.31         09/12/97   46,265,100
                  12,890,000   Federal Home Loan Banks D/N   ...... 5.25         09/30/97   12,585,223
                  20,000,000   Federal Home Loan Banks D/N   ...... 5.61         11/03/97   19,412,034
                   3,785,000   Federal Home Loan Banks D/N   ...... 5.34         12/11/97    3,650,759
                   6,250,000   Federal Home Loan Banks D/N   ...... 5.23         02/09/98    5,967,479
                  41,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.24         05/12/97   40,934,417
                  15,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.29         06/06/97   14,920,650
                  32,152,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.44         06/23/97   31,894,498
                  21,259,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.45         06/30/97   21,066,252
                  27,391,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.44         06/30/97   27,142,655
                  47,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.51         07/11/97   46,491,108
                  62,000,000   Federal Home Loan Mortgage Corp.
                                D/N  .............................. 5.54         07/25/97   61,196,325

                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1997

========================================================================================================
                                                                    Interest  Maturity      Value
               Face Amount                                           Rate*      Date      (Note 1a)
========================================================================================================
U.S.           $50,000,000   Federal Home Loan Mortgage Corp.
Government                    D/N    .............................. 5.54%     07/28/97     $49,329,000
& Agency        50,000,000   Federal National Mortgage Assoc. D/N   5.29      06/05/97      49,743,090
Issues          25,000,000   Federal National Mortgage Assoc. D/N   5.30      06/06/97      24,867,500
(continued)     25,000,000   Federal National Mortgage Assoc. D/N   5.31      09/15/97      24,467,222
                 4,000,000   Federal National Mortgage Assoc. D/N   5.59      10/14/97       3,895,605
                 5,000,000   Federal National Mortgage Assoc. D/N   5.34      12/18/97       4,817,125
                10,770,000   Federal National Mortgage Assoc. D/N   5.33      12/22/97      10,369,266
--------------------------------------------------------------------------------------------------------
                             Total U.S. Government & Agency Issues
                             (Cost $962,527,521) ..................                        962,108,653
--------------------------------------------------------------------------------------------------------
U.S.            50,000,000   Federal Farm Credit Banks ............ 5.49      05/22/97      49,996,357
Government      30,000,000   Federal Farm Credit Banks ............ 5.49      10/02/97      29,992,399
Agency          60,000,000   Federal Farm Credit Banks ............ 5.55      02/20/98      59,971,554
Issues --       40,000,000   Federal Home Loan Banks   ............ 5.55      12/10/97      39,988,206
Variable        50,000,000   Federal Home Loan Banks   ............ 5.85      01/26/98      49,989,060
Rate -- 31.6%   45,000,000   Federal Home Loan Mortgage Corp.       5.55      07/03/97      44,994,683
                40,000,000   Federal Home Loan Mortgage Corp.       5.58      04/15/98      39,981,531
                 3,000,000   Federal Home Loan Mortgage Corp.       6.00      05/13/98       3,000,000
                25,000,000   Federal National Mortgage Assoc.   ... 5.56      05/01/97      25,000,000
                 8,000,000   Federal National Mortgage Assoc.   ... 5.54      05/14/97       7,999,750
                31,000,000   Federal National Mortgage Assoc.   ... 5.95      05/19/97      31,002,440
                20,000,000   Federal National Mortgage Assoc.   ... 5.54      07/16/97      19,997,184
                20,000,000   Federal National Mortgage Assoc.   ... 5.56      08/01/97      19,998,904
                10,000,000   Federal National Mortgage Assoc.   ... 5.55      09/03/97       9,997,496
                 8,000,000   Federal National Mortgage Assoc.   ... 5.55      09/09/97       7,998,042
                 9,000,000   Federal National Mortgage Assoc.   ... 5.55      09/29/97       8,997,778
                14,000,000   Federal National Mortgage Assoc.   ... 5.60      04/24/98      13,994,747
                13,000,000   Federal National Mortgage Assoc.   ... 6.00      05/14/98      13,000,000
                20,000,000   Student Loan Marketing Assoc.   ...... 5.51      05/08/97      20,000,000
                75,000,000   Student Loan Marketing Assoc.   ...... 5.54      08/21/97      74,998,451
                67,000,000   Student Loan Marketing Assoc.   ...... 5.61      04/21/98      66,984,420
--------------------------------------------------------------------------------------------------------
                             Total U.S. Government Agency
                             Issues -- Variable Rate
                             (Cost $637,883,002) ..................                        637,883,002
--------------------------------------------------------------------------------------------------------

                               Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund

Schedule of Investments -- Continued
April 30, 1997

============================================================================================================
                                                                     Interest  Maturity       Value
                 Face Amount                                          Rate*      Date       (Note 1a)
============================================================================================================
Repurchase       $90,000,000   Donaldson, Lufkin & Jenrette Securi-
Agreements**--                 ties Corp., purchased on 04/30/97 ... 5.35%     05/01/97     $   90,000,000
20.1%             60,527,000   Goldman Sachs & Co., purchased on
                               04/30/97  ........................... 5.20      05/01/97         60,527,000
                  90,000,000   HSBC Securities Inc., purchased on
                               04/30/97  ........................... 5.45      05/01/97         90,000,000
                  90,000,000   Smith Barney Inc., purchased on
                               04/30/97  ........................... 5.30      05/01/97         90,000,000
                  75,000,000   SBC Warburg, Inc., purchased on
                               04/30/97  ........................... 5.30      05/01/97         75,000,000
------------------------------------------------------------------------------------------------------------
                               Repurchase Agreements
                               (Cost $405,527,000)   ...............                           405,527,000
------------------------------------------------------------------------------------------------------------
                               Total Investments -- 99.4%
                               (Cost $2,005,937,523) ...............                         2,005,518,655
------------------------------------------------------------------------------------------------------------
                               Other Assets Less
                               Liabilities -- 0.6%   ...............                            11,880,292
------------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 2,017,817,815 Shares
                               of Beneficial Interest
                               Outstanding -- 100.0%    ............                        $2,017,398,947
============================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, unrealized depreciation amounted to $418,868 and is comprised of $27,505 of appreciation and $446,373 in depreciation.


* U.S. Treasury Notes and Repurchase Agreements bear interest payable at fixed dates or upon maturity. U.S. Treasury Strips are purchased on a discount basis; the interest rate shown represents the yield at the time of purchase by the Fund. U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1997. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.


** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.


D/N--Discount Notes

                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund

Statement of Assets and Liabilities
April 30, 1997

==============================================================================================================
Assets:
Investments in securities subject to repurchase agreements   ............   $ 405,527,000
Investments in other marketable securities    ...........................   1,599,991,655
                                                                            --------------
   Total investments at value (identified cost $2,005,937,523) (Note 1a)                     $2,005,518,655
Cash   ..................................................................                         3,709,619
Interest receivable   ...................................................                         8,857,367
Prepaid expenses   ......................................................                             3,984
                                                                                             ----------------
   Total assets    ......................................................                     2,018,089,625
                                                                                             ----------------
Liabilities:
Advisory fee payable (Note 2)  ..........................................                           335,376
Dividends payable  ......................................................                           224,053
Accrued expenses   ......................................................                           131,249
                                                                                             ----------------
   Total liabilities  ...................................................                           690,678
                                                                                             ----------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 2,017,817,815 shares of beneficial interest outstanding)  ..................$2,017,398,947
                                                                                             ================

--------------------------------------------------------------------------------
Merrill Lynch Government Fund

Statement of Operations
April 30, 1997

==============================================================================================================
Investment Income:
Interest and discount earned (Note 1d)  ....................................$102,019,279
                                                                            ------------
 Expenses:
Investment advisory fee (Note 2)  .....................    $ 6,007,440
Registration fees  ....................................        378,083
Dividend and transfer agency fees    ..................        305,213
Accounting and custodian services    ..................        208,519
Legal and audit fees  .................................         76,006
Printing and shareholder reports  .....................         30,278
Trustees' fees (Note 5)  ..............................         22,322
Insurance    ..........................................          8,590
Miscellaneous   .......................................          9,080
                                                           -----------
     Total expenses   .................................      7,045,531
Waived investment advisory fee (Note 2)    ............     (2,261,521)        4,784,010
                                                           -----------      ------------
     Net investment income  ................................................  97,235,269
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions   ......        199,811
Net unrealized depreciation of investments    .........       (227,150)
                                                           -----------
   Net realized and unrealized loss from investments   .....................     (27,339)
                                                                            ------------
Net Increase in Net Assets Resulting From Operations   .....................$ 97,207,930
                                                                            ============

                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statements of Changes in Net Assets

                                                                      Year Ended April 30,
                                                              ------------------------------------
                                                                      1997               1996
====================================================================================================
Increase in Net Assets:

Operations:
Net investment income    ....................................  $   97,235,269     $   92,115,643
Net realized gain from investment transactions   ............         199,811            318,832
Net unrealized depreciation of investments    ...............        (227,150)          (230,159)
                                                                --------------     --------------
Net increase in net assets resulting from operations   ......      97,207,930         92,204,316
Total declared as dividends to shareholders (Note 4)   ......     (97,435,080)       (92,434,475)
Capital share transactions (Note 3)  ........................     374,001,437         42,769,813
                                                                --------------     --------------
Net increase in net assets  .................................     373,774,287         42,539,654

Net Assets:
Beginning of year  ..........................................   1,643,624,660      1,601,085,006
                                                                --------------     --------------
End of year  ................................................  $2,017,398,947     $1,643,624,660
                                                                ==============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights

                                                                       Year Ended April 30,
                                                  -------------------------------------------------------------
                                                     1997         1996         1995         1994         1993
=================================================================================================================
Net Asset Value, beginning of year    .........    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
Income from Investment Operations:
 Net investment income    .....................         .052         .055         .049         .030       .030
 Net realized and unrealized gain (loss) on
  investments    ..............................           --           --           --           --       .001
                                                   ---------    ---------    ---------    ---------   ---------
 Total from investment operations  ............         .052         .055         .049         .030       .031
Less Distributions:
 Dividends from net investment income .........        (.052)       (.055)       (.049)       (.030)     (.031)
                                                   ---------    ---------    ---------    ---------   ---------
Net Asset Value, end of year ..................    $    1.00    $    1.00    $    1.00    $    1.00   $   1.00
                                                   =========    =========    =========    =========   =========
Total Return  .................................         5.31%        5.67%        4.99%        3.06%      3.19%
Ratios/Supplemental Data:
 Net Assets, end of year (000)  ...............   $2,017,399   $1,643,625   $1,601,085   $1,533,478 $1,355,044
 Ratio of expenses to average net assets
  (before waiver)   ...........................          .38%         .38%         .37%         .38%       .39%
 Ratio of expenses to average net assets
  (after waiver) ..............................          .26%         .26%         .24%         .32%        --
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver)  .........         5.07%        5.37%        4.82%        2.83%      3.19%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver)   .........         5.19%        5.49%        4.95%        2.89%        --

                                Government Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund investments are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1997, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $200 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:


                                Government Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                        Percentage of Average Daily Net Assets
                        ------------------------------------------
Premier Institutional
Fund    ...............  .15%
Institutional Fund  ...  .40% up to and including $250,000,000 plus .375% over $250,000,000 up to and
                         including $500,000,000
                        plus .35% over $500,000,000 up to and
                         including $750,000,000
                        plus .325% over $750,000,000
Government Fund
and Treasury Fund   ...  .35% up to and including $500,000,000
                        plus .335% over $500,000,000 up to and
                         including $750,000,000
                        plus .32% over $750,000,000 up to and
                         including $1,000,000,000
                        plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund  ......  .45% up to and including $1,500,000,000 plus .425% over $1,500,000,000 up to and
                         including $2,000,000,000
                        plus .40% over $2,000,000,000


 During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period ended April 30, 1997, the effective fee payable to FAM was 0.14% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1997, FAM waived a portion of its fees amounting to $45,574 for the Premier Institutional Fund, $9,522,140 for the Institutional Fund, $2,261,521 for the Government Fund, $846,551 for the Treasury Fund and $2,072,889 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1997, capital paid-in aggregated $2,824,133,069 for Premier Institutional Fund, $6,201,308,027 for Institutional Fund, $2,017,817,815 for Government Fund, $611,790,184 for Treasury Fund and $1,003,777,618 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                     Period
                                Ended April 30,
                                -----------------
Premier Institutional Fund            1997
------------------------------- -----------------
Shares sold  ..................   12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends         32,118,561
                                 ---------------
  Total   .....................   12,269,855,820
Shares redeemed    ............    9,445,822,751
                                 ---------------
  Net increase  ...............    2,824,033,069
                                 ===============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                       Year Ended April 30,
                                -----------------------------------
Institutional Fund                     1997              1996
------------------------------- ------------------- ---------------
Shares sold  ..................   67,124,483,921      81,859,341,129
Shares issued to shareholders
 in reinvestment of dividends        323,268,144         360,863,781
                                 ---------------     ---------------
  Total   .....................   67,447,752,065      82,220,204,910
Shares redeemed    ............   68,867,606,220      81,179,030,074
                                 ---------------     ---------------
  Net increase (decrease)   ...   (1,419,854,155)      1,041,174,836
                                 ===============     ===============




                                      Year Ended April 30,
                                --------------------------------
Government Fund                      1997             1996
------------------------------- ---------------- ---------------
Shares sold  ..................   13,658,666,165   11,319,796,312
Shares issued to shareholders
 in reinvestment of dividends         92,067,429       86,908,080
                                 ---------------  ---------------
  Total   .....................   13,750,733,594   11,406,704,392
Shares redeemed    ............   13,376,732,157   11,363,934,579
                                 ---------------  ---------------
  Net increase  ...............      374,001,437       42,769,813
                                 ===============  ===============




                                         Year Ended April 30,
                                   --------------------------------
Treasury Fund                          1997             1996
--------------------------------   ---------------   --------------
Shares sold   ..................     3,277,418,270     2,984,431,147
Shares issued to shareholders
 in reinvestment of dividends           27,446,045        25,665,244
                                    --------------    --------------
  Total    .....................     3,304,864,315     3,010,096,391
Shares redeemed  ...............     3,207,207,792     2,838,827,671
                                    --------------    --------------
  Net increase   ...............        97,656,523       171,268,720
                                    ==============    ==============


                                Government Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                           Year Ended April 30,
                                     --------------------------------
Institutional
Tax-Exempt Fund                          1997             1996
----------------------------------   ---------------   --------------
Shares sold  .....................     5,129,231,992     3,532,959,162
Shares issued to shareholders
 in reinvestment of dividends   .         26,648,229        15,674,384
                                      --------------    --------------
  Total   ........................     5,155,880,221     3,548,633,546
Shares redeemed    ...............     4,819,426,973     3,285,337,991
                                      --------------    --------------
  Net increase  ..................       336,453,248       263,295,555
                                      ==============    ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1997, the Institutional Tax-Exempt Fund had net capital loss carryovers of $254,048 of which $96,488 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.


                                Government Fund

                      [This page intentionally left blank]

STATEMENT OF ADDITIONAL INFORMATION

                          MERRILL LYNCH TREASURY FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  Merrill Lynch Treasury Fund is a no-load money fund whose objectives are to seek current income consistent with liquidity and security of principal. The Treasury Fund will attempt to achieve its investment objectives by investing in a portfolio of U.S. Treasury securities. The Treasury Fund is a series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

  The Statement of Additional Information of the Treasury Fund is not a prospectus and should be read in conjunction with the Prospectus of the Treasury Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Treasury Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS

                                       PAGE
                                       ----
Investment Objectives and Policies....   2
Independent Auditors' Report..........   4
Financial Statements for the Fiscal
 Year ended April 30, 1997............   5
Appendix A:
  Management of the Trust............. A-1
  Investment Advisory and Other Serv-
   ices............................... A-4
  Portfolio Transactions.............. A-7
  Net Asset Value..................... A-8

                               PAGE
                               ----
  Dividends................... A-10
  Taxes....................... A-11
    Federal................... A-11
    Massachusetts Income Tax.. A-13
    Other Taxes............... A-13
  Distributor................. A-13
  Yield Information........... A-15
  General Information......... A-15

  The date of this Statement of Additional Information and the Prospectus is July 29, 1997.

                      INVESTMENT OBJECTIVES AND POLICIES

  Reference is made to "The Treasury Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Treasury Fund. Subject to the investment restrictions described below, the Treasury Fund's investment objectives can be changed without shareholder approval.

  All investments of the Treasury Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Treasury Fund's portfolio will be 90 days or less.

  Forward or firm commitments for the purchase of U.S. Government securities may be entered into by the Treasury Fund, as described in "The Treasury Fund and Its Objectives" in the Prospectus. The purchase of the underlying securities will be recorded on the date the Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Treasury Fund's net asset value. A separate account of the Treasury Fund will be established with State Street Bank and Trust Company, the Treasury Fund's custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Treasury Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

  The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. The Treasury Fund will not acquire repurchase agreements if, as a result thereof, more than 10% of the value of its total assets would be invested in repurchase agreements.

  The limitation on the Treasury Fund's investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund's yield, since the Treasury Fund earns a fee for entering into a repurchase agreement which increases the effective yield of the obligations underlying the repurchase agreement. The adverse effect of this limitation on the Treasury Fund's yield will be greater during periods in which yields on shorter term securities are higher than yields on longer term securities.

  In addition to the investment restrictions set forth in the Prospectus, the Treasury Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Treasury Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Treasury Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Treasury Fund are present or represented by proxy, or (ii) more than 50% of the Treasury Fund's outstanding shares, whichever is less. The Treasury Fund may not:

    (1) Purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

    (2) Act as an underwriter of securities;

    (3) Make loans, except that the Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned,

                                 Treasury Fund
  except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Treasury Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies; and

    (4) Purchase securities on margin or make short sales of securities.

  Even though the above restrictions would permit investment in securities issued or guaranteed by U.S. Government agencies, the trustees, as a matter of investment policy, have determined that the Treasury Fund will not purchase any securities other than direct obligations of the U.S. Treasury. As a matter of operating policy, the Trustees of the Trust have determined that the Treasury Fund will not write put or call options.

                                 Treasury Fund

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Merrill Lynch Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of the Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds") as of April 30, 1997, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the respective fiscal periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of the Merrill Lynch Funds For Institutions Series at April 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective fiscal periods then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts

May 28, 1997

                                 Treasury Fund

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 1997

========================================================================================================
                                                                 Interest     Maturity       Value
                   Face Amount                                    Rate*        Date        (Note 1a)
========================================================================================================
U.S.                $3,812,000     U.S. Treasury Bills  ......   5.00%        05/15/97     $3,804,595
Government           2,002,000     U.S. Treasury Bills  ......   4.95         05/22/97      1,996,219
Issues -- 98.8%      5,854,000     U.S. Treasury Bills  ......   5.18         05/22/97      5,836,311
                     1,917,000     U.S. Treasury Bills  ......   5.02         05/29/97      1,909,515
                     1,754,000     U.S. Treasury Bills  ......   4.98         05/29/97      1,747,206
                    15,900,000     U.S. Treasury Bills  ......   5.01         05/29/97     15,838,105
                     3,231,000     U.S. Treasury Bills  ......   5.07         05/29/97      3,218,259
                     2,631,000     U.S. Treasury Bills  ......   5.06         05/29/97      2,620,656
                    10,277,000     U.S. Treasury Bills  ......   5.10         05/29/97     10,236,235
                     1,813,000     U.S. Treasury Bills  ......   5.13         05/29/97      1,805,766
                    20,000,000     U.S. Treasury Bills  ......   5.06         06/05/97     19,901,611
                     9,000,000     U.S. Treasury Bills  ......   5.19         06/05/97      8,954,588
                    20,000,000     U.S. Treasury Bills  ......   5.17         06/05/97     19,899,472
                    10,381,000     U.S. Treasury Bills  ......   5.15         06/05/97     10,329,023
                    10,568,000     U.S. Treasury Bills  ......   5.09         06/05/97     10,515,703
                    25,000,000     U.S. Treasury Bills  ......   5.09         06/12/97     24,851,688
                     1,508,000     U.S. Treasury Bills  ......   5.12         06/12/97      1,499,001
                    10,749,000     U.S. Treasury Bills  ......   5.11         06/12/97     10,684,918
                    13,930,000     U.S. Treasury Bills  ......   5.15         06/12/97     13,846,304
                     5,994,000     U.S. Treasury Bills  ......   5.13         06/12/97      5,958,147
                    14,000,000     U.S. Treasury Bills  ......   5.03         06/12/97     13,917,843
                    21,000,000     U.S. Treasury Bills  ......   5.12         06/19/97     20,853,653
                    15,000,000     U.S. Treasury Bills  ......   5.14         06/19/97     14,895,160
                     5,572,000     U.S. Treasury Bills  ......   5.07         06/19/97      5,533,549
                    10,000,000     U.S. Treasury Bills  ......   5.19         07/24/97      9,881,933
                    10,000,000     U.S. Treasury Bills  ......   5.20         07/24/97      9,881,933
                    10,000,000     U.S. Treasury Bills  ......   5.29         08/14/97      9,847,896
                     9,959,000     U.S. Treasury Bills  ......   5.24         08/14/97      9,807,520
                     5,437,000     U.S. Treasury Bills  ......   5.26         08/14/97      5,354,301
                     2,980,000     U.S. Treasury Bills  ......   5.17         08/14/97      2,934,673
                    15,132,000     U.S. Treasury Bills  ......   5.32         08/21/97     14,885,786
                     5,015,000     U.S. Treasury Bills  ......   5.22         08/21/97      4,933,400
                    53,000,000     U.S. Treasury Notes  ......   6.50         05/15/97     53,023,609
                    26,000,000     U.S. Treasury Notes  ......   8.50         05/15/97     26,031,566
                    40,000,000     U.S. Treasury Notes  ......   6.38         06/30/97     40,068,752

                                 Treasury Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund

Schedule of Investments--Continued
April 30, 1997

===========================================================================================================
                                                                    Interest    Maturity       Value
               Face Amount                                          Rate*        Date        (Note 1a)
===========================================================================================================
U.S.           50,000,000      U.S. Treasury Notes   ............   5.63%       06/30/97     $ 50,023,440
Government     45,000,000      U.S. Treasury Notes   ............   8.50        07/15/97       45,281,250
Issues         71,500,000      U.S. Treasury Notes   ............   5.88        07/31/97       71,578,206
(continued)    20,000,000      U.S. Treasury Notes   ............   6.50        08/15/97       20,056,250
-----------------------------------------------------------------------------------------------------------
                               Total Investments -- 98.8%
                               (Cost $604,190,368)   ............                            $604,244,042
-----------------------------------------------------------------------------------------------------------
                               Other Assets Less
                               Liabilities -- 1.2%   ............                               7,599,816
-----------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 611,790,184 Shares
                               of Beneficial Interest
                               Outstanding -- 100.0%    .........                            $611,843,858
===========================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1997, net unrealized appreciation amounted to $53,674 and is comprised of $55,998 in appreciation and $2,324 in depreciation.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest payable at fixed dates or upon maturity.


                                 Treasury Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund

Statement of Assets and Liabilities
April 30, 1997

======================================================================================================
Assets:
Total investments at value (identified cost $604,190,368) (Note 1a)   ...............   $604,244,042
Cash   ..............................................................................        950,811
Interest receivable   ...............................................................      6,834,954
Prepaid expenses   ..................................................................          1,258
                                                                                        -------------
   Total assets    ..................................................................    612,031,065
                                                                                        -------------
Liabilities:
Advisory fee payable (Note 2)  ......................................................         99,097
Accrued expenses   ..................................................................         45,138
Dividends payable  ..................................................................         42,972
                                                                                        -------------
   Total liabilities  ...............................................................        187,207
                                                                                        -------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 611,790,184 shares of beneficial interest outstanding)   ...........................   $611,843,858
                                                                                        =============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund

Statement of Operations
April 30, 1997

=====================================================================================
Investment Income:
Interest and discount earned (Note 1d)  .................................$29,856,444
                                                                         ------------
Expenses:
Investment advisory fee (Note 2)  .....................   $1,991,236
Registration fees  ....................................      159,647
Dividend and transfer agency fees    ..................      109,028
Accounting and custodian services    ..................       88,639
Legal and audit fees  .................................       14,708
Printing and shareholder reports  .....................        8,409
Trustees' fees (Note 5)  ..............................        6,616
Insurance    ..........................................        2,706
Miscellaneous   .......................................        3,452
                                                          -----------
     Total expenses   .................................    2,384,441
Waived investment advisory fee (Note 2)    ............     (846,551)      1,537,890
                                                          -----------    ------------
     Net investment income  ............................................. 28,318,554
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions   ......      209,801
Net unrealized appreciation of investments    .........       63,853
                                                          -----------
   Net realized and unrealized gain from investments   ..................    273,654
                                                                         ------------
Net Increase in Net Assets Resulting From Operations   ..................$28,592,208
                                                                         ============

                                 Treasury Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statements of Changes in Net Assets

                                                                       Year Ended April 30,
                                                                --------------------------------
                                                                    1997               1996
======================================================================================================
Increase in Net Assets:

Operations:
Net investment income    ....................................    $ 28,318,554       $ 26,646,144
Net realized gain from investment transactions   ............         209,801            221,477
Net unrealized appreciation of investments    ...............          63,853             10,300
                                                                 ------------       ------------
Net increase in net assets resulting from operations   ......      28,592,208         26,877,921
Total declared as dividends to shareholders (Note 4)   ......     (28,528,355)       (26,867,621)
Capital share transactions (Note 3)  ........................      97,656,523        171,268,720
                                                                 ------------       ------------
Net increase in net assets  .................................      97,720,376        171,279,020

Net Assets:
Beginning of year  ..........................................     514,123,482        342,844,462
                                                                 ------------       ------------
End of year  ................................................    $611,843,858       $514,123,482
                                                                 ============       ============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights

                                                                     Year Ended April 30,
                                                  ----------------------------------------------------------
                                                     1997        1996        1995        1994        1993
=============================================================================================================
Net Asset Value, beginning of year ............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
Income from Investment Operations:
 Net investment income    .....................       .049        .052        .045        .027        .028
 Net realized and unrealized gain
  on investments    ...........................         --          --          --          --        .001
                                                   -------     -------     -------     -------     -------
 Total from investment operations  ............       .049        .052        .045        .027        .029
Less Distributions:
 Dividends from net investment income    ......      (.049)      (.052)      (.045)      (.027)      (.029)
                                                   -------     -------     -------     -------     -------
Net Asset Value, end of year    ...............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======     =======     =======     =======     =======
Total Return  .................................       5.08%       5.37%       4.68%       2.82%       2.97%
Ratios/Supplemental Data:
 Net Assets, end of year (000)  ...............   $611,844    $514,123    $342,844    $266,953    $359,318
 Ratio of expenses to average net assets
  (before waiver)   ...........................        .42%        .41%        .44%        .45%        .45%
 Ratio of expenses to average net assets
  (after waiver)    ...........................        .27%        .26%        .29%        .39%         --
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver)  .........       4.85%       5.09%       4.58%       2.67%       2.93%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver)   .........       5.00%       5.24%       4.73%       2.73%         --

                                 Treasury Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund investments are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1997, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $200 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:


                                 Treasury Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                        Percentage of Average Daily Net Assets
                        ------------------------------------------
Premier Institutional
Fund    ...............  .15%
Institutional Fund  ...  .40% up to and including $250,000,000 plus .375% over $250,000,000 up to and
                         including $500,000,000
                        plus .35% over $500,000,000 up to and
                         including $750,000,000
                        plus .325% over $750,000,000
Government Fund
and Treasury Fund   ...  .35% up to and including $500,000,000
                        plus .335% over $500,000,000 up to and
                         including $750,000,000
                        plus .32% over $750,000,000 up to and
                         including $1,000,000,000
                        plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund  ......  .45% up to and including $1,500,000,000 plus .425% over $1,500,000,000 up to and
                         including $2,000,000,000
                        plus .40% over $2,000,000,000


 During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period ended April 30, 1997, the effective fee payable to FAM was 0.14% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1997, FAM waived a portion of its fees amounting to $45,574 for the Premier Institutional Fund, $9,522,140 for the Institutional Fund, $2,261,521 for the Government Fund, $846,551 for the Treasury Fund and $2,072,889 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1997, capital paid-in aggregated $2,824,133,069 for Premier Institutional Fund, $6,201,308,027 for Institutional Fund, $2,017,817,815 for Government Fund, $611,790,184 for Treasury Fund and $1,003,777,618 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                     Period
                                Ended April 30,
                                -----------------
Premier Institutional Fund            1997
------------------------------- -----------------
Shares sold  ..................   12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends         32,118,561
                                 ---------------
  Total   .....................   12,269,855,820
Shares redeemed    ............    9,445,822,751
                                 ---------------
  Net increase  ...............    2,824,033,069
                                 ===============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                       Year Ended April 30,
                                -----------------------------------
Institutional Fund                     1997              1996
------------------------------- ------------------- ---------------
Shares sold  ..................   67,124,483,921      81,859,341,129
Shares issued to shareholders
 in reinvestment of dividends        323,268,144         360,863,781
                                 ---------------     ---------------
  Total   .....................   67,447,752,065      82,220,204,910
Shares redeemed    ............   68,867,606,220      81,179,030,074
                                 ---------------     ---------------
  Net increase (decrease)   ...   (1,419,854,155)      1,041,174,836
                                 ===============     ===============




                                      Year Ended April 30,
                                --------------------------------
Government Fund                      1997             1996
------------------------------- ---------------- ---------------
Shares sold  ..................   13,658,666,165   11,319,796,312
Shares issued to shareholders
 in reinvestment of dividends         92,067,429       86,908,080
                                 ---------------  ---------------
  Total   .....................   13,750,733,594   11,406,704,392
Shares redeemed    ............   13,376,732,157   11,363,934,579
                                 ---------------  ---------------
  Net increase  ...............      374,001,437       42,769,813
                                 ===============  ===============




                                         Year Ended April 30,
                                   --------------------------------
Treasury Fund                          1997             1996
--------------------------------   ---------------   --------------
Shares sold   ..................     3,277,418,270     2,984,431,147
Shares issued to shareholders
 in reinvestment of dividends           27,446,045        25,665,244
                                    --------------    --------------
  Total    .....................     3,304,864,315     3,010,096,391
Shares redeemed  ...............     3,207,207,792     2,838,827,671
                                    --------------    --------------
  Net increase   ...............        97,656,523       171,268,720
                                    ==============    ==============


                                 Treasury Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                           Year Ended April 30,
                                     --------------------------------
Institutional
Tax-Exempt Fund                          1997             1996
----------------------------------   ---------------   --------------
Shares sold  .....................     5,129,231,992     3,532,959,162
Shares issued to shareholders
 in reinvestment of dividends   .         26,648,229        15,674,384
                                      --------------    --------------
  Total   ........................     5,155,880,221     3,548,633,546
Shares redeemed    ...............     4,819,426,973     3,285,337,991
                                      --------------    --------------
  Net increase  ..................       336,453,248       263,295,555
                                      ==============    ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1997, the Institutional Tax-Exempt Fund had net capital loss carryovers of $254,048 of which $96,488 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.


                                 Treasury Fund

                      [This page intentionally left blank]

STATEMENT OF ADDITIONAL INFORMATION

                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
                OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ONE FINANCIAL CENTER                  FOR GENERAL INFORMATION AND PURCHASES CALL
BOSTON, MASSACHUSETTS 02111               617-357-1460 OR TOLL FREE 800-225-1576


  Merrill Lynch Institutional Tax-Exempt Fund is a no-load money fund whose objectives are to seek current income exempt from federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality Tax-Exempt Securities. The Tax-Exempt Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. The Tax-Exempt Fund is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"), a diversified, open-end management investment company.

  The Statement of Additional Information of the Tax-Exempt Fund is not a prospectus and should be read in conjunction with the Prospectus of the Tax-Exempt Fund (the "Prospectus") which has been filed with the Securities and Exchange Commission and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Tax-Exempt Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS

                                      PAGE
                                      ----
Investment Objectives and Policies...   2
Investment Restrictions..............   3
Independent Auditors' Report.........   5
Audited Financial Statements for the
 Fiscal Year Ended April 30, 1997....   6
Appendix A:
  Management of the Trust............ A-1
  Investment Advisory and Other Serv-
   ices.............................. A-4
  Portfolio Transactions............. A-7
  Net Asset Value.................... A-8

                                     PAGE
                                     ----
  Dividends......................... A-10
  Taxes............................. A-11
    Federal......................... A-11
    Massachusetts Income Tax........ A-13
    Other Taxes..................... A-13
  Distributor....................... A-13
  Yield Information................. A-15
  General Information............... A-15
Appendix B: Information Concerning
 Tax-Exempt Securities..............  B-1

                               ---------------

  The date of this Statement of Additional Information and the Prospectus is
                              July 29, 1997.

                      INVESTMENT OBJECTIVES AND POLICIES

  Reference is made to "The Tax-Exempt Fund and Its Objectives" in the Prospectus for a discussion of the investment objectives and policies of the Tax-Exempt Fund.

  All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities (see Appendix B for a description of Tax-Exempt Securities) with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

  The Tax-Exempt Fund may also invest in short-term municipal notes, variable rate demand notes ("VRDNs"), participation interests in VRDNs held by a financial institution ("Participating VRDNs"), short-term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes. See Appendix B for a discussion of the above investment instruments.

  VRDNs are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid balance plus accrued interest upon a short notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

  The maturity of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand or
(ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance. The Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.

  Certain tax-exempt instruments (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Trustees of the Trust will take into account the obligation of the bank in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described in the Appendix to the Prospectus.

  The performance of the Tax-Exempt Fund will be affected by general changes in interest rates on short-term Tax-Exempt Securities. Such changes will affect the yield on the Tax-Exempt Fund's subsequent investments, will result in increases or decreases in the value of the obligations then held by the Tax-Exempt Fund and will thereby affect the rate of return on the shares of the Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short-term maturities of the investment of the Tax-Exempt Fund. Short-term securities tend to fluctuate

                                Tax-Exempt Fund
less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

  As indicated under "Redemptions" in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day the redemption request is received. Tax-Exempt Securities generally do not trade on the basis of same-day settlements. As a result, the Tax-Exempt Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund's yield. The Trustees of the Trust will re-examine the Tax-Exempt Fund's policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax Exempt Fund's yield.

  Purchase of Tax-Exempt Securities on a when-issued basis. Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. During the period between the making of the commitment and delivery of the securities, the Tax-Exempt Fund will not earn any income on the securities subject to the commitment, but will be exposed to changes in the market value of such securities. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Tax-Exempt Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yield available in the market when delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

  Purchase of securities with puts. The Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." The Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for the Tax-Exempt Fund unless the Trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Securities and Exchange Commission. In addition, the Tax-Exempt Fund may be required to obtain an exemptive order from the Securities and Exchange Commission permitting it to acquire puts. The right to engage in such transactions is a fundamental policy of the Tax-Exempt Fund, which may only be changed by shareholder vote.

                            INVESTMENT RESTRICTIONS

  In addition to those restrictions and policies set forth in "Investment Restrictions" in the Prospectus, the Tax-Exempt Fund has adopted the following restrictions and policies relating to the investment of its assets and

                                Tax-Exempt Fund
its activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares (for this purpose a majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

  The Tax-Exempt Fund may not: (1) make investments for the purpose of exercising control or management; (2) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (3) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act of 1940); (5) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (4) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities; (6) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation; (7) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; or (8) make short sales of securities or maintain a short position or invest in put call, straddle or spread options; provided, however, that the Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as set forth under "Investment Objectives and Policies" above.

  For purposes of the restriction on the Tax-Exempt Fund's investing more than 5% of its total assets in the securities of any one issuer except securities backed by the U.S. Government or its agencies or instrumentalities (as more fully set forth in "Investment Restrictions" in the Prospectus), the Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

  With respect to the restriction on the Tax-Exempt Fund's borrowing amounts in excess of 20% of its total assets, as more fully set forth in "Investment Restrictions" in the Prospectus, it should be noted that usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.

                                Tax-Exempt Fund

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Merrill Lynch Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of the Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds") as of April 30, 1997, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the respective fiscal periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of the Merrill Lynch Funds For Institutions Series at April 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective fiscal periods then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachussetts
May 28, 1997

                                Tax-Exempt Fund

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 1997

======================================================================================================
                                                                                          Value
              Face Amount                             Issue                             (Note 1a)
======================================================================================================
Alabama --      $3,200,000  Birmingham, Alabama Medical Clinic Board Revenue
2.1%                         (University of Alabama Health Services Project) DDN
                             3.85% due 12/01/2026 (a) ................................ $  3,200,000
                17,700,000  McIntosh, Alabama IDB PCR (CIBA-Geigy Corp. Project)
                             DDN 4.00% due 07/01/2004 (a)   ..........................   17,700,000
------------------------------------------------------------------------------------------------------
Alaska --                   Valdez, Alaska Marine Terminal Revenue (Arco Trans-
1.4%                         portation Project) CP:
                10,000,000   3.55% due 05/09/1997 ....................................   10,000,000
                 3,900,000   3.70% due 08/01/1997 ....................................    3,900,000
------------------------------------------------------------------------------------------------------
Arizona --      13,000,000  Maricopa County, Arizona PCR (El Paso Electric Co.
2.6%                         Project) VRDN 4.65% due 07/01/2014 (a)  .................   13,000,000
                 2,100,000  Maricopa County, Arizona PCR (Southern Co. Edison
                             California) CP 3.70% due 08/01/1997  ....................    2,100,000
                10,800,000  Salt River Project, Arizona Agricultural Improvement &
                             Power District Revenue CP 3.60% due 05/08/1997   ........   10,800,000
------------------------------------------------------------------------------------------------------
Colorado --      8,000,000  Denver, Colorado City & County Airport Revenue VRDN
1.4%                         4.60% due 11/15/2025 (a) ................................    8,000,000
                 6,000,000  Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                             VRDN 4.75% due 12/01/2005 (a)  ..........................    6,000,000
------------------------------------------------------------------------------------------------------
District of                 District of Columbia General Fund Recovery DDN:
Columbia --     31,400,000   Series B-1 4.15% due 06/01/2003 (a) .....................   31,400,000
7.3%             3,500,000   Series B-2 4.15% due 06/01/2023 (a) .....................    3,500,000
                 3,100,000   Series B-2 4.15% due 06/01/2007 (a) .....................    3,100,000
                 6,000,000   Series B-3 4.15% due 06/01/2003 (a) .....................    6,000,000
                29,700,000  District of Columbia Revenue (American Association
                             for the Advancement of Sciences) DDN 4.05% due
                             10/01/2022 (a)  .........................................   29,700,000
------------------------------------------------------------------------------------------------------
Florida --       4,800,000  Lee County, Florida IDA Revenue (Raymond Building
0.8%                         Supply Corp. Project) VRDN 4.80% due 04/01/2017 (a) .....    4,800,000
                 3,365,000  Sunshine State Governmental Financing Commission Fla.
                             Revenue (Series B) CP 3.70% due 08/01/1997 ..............    3,365,000
------------------------------------------------------------------------------------------------------
Georgia --       6,860,000  Albany & Dougherty County, Georgia Hospital Authority
2.7%                         Revenue (Phoebe Putney Memorial Hospital) VRDN
                             4.50% due 09/01/2026 (a) ................................    6,860,000
                 5,400,000  Atlanta, Georgia Urban Residential Finance Authority M/F
                             Revenue (New Community East Lake Project) VRDN
                             4.85% due 11/01/2028 (a) ................................    5,400,000
                 1,000,000  Columbus, Georgia Development Authority IDR (Georgia
                             Packaging Inc.) VRDN 4.75% due 01/01/2012 (a) ...........    1,000,000
                 3,200,000  Eagles Tax-Exempt Trust (Georgia Residential Finance
                             Authority) FXRDN 3.75% due 06/01/1997   .................    3,200,000

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

========================================================================================================
                                                                                              Value
              Face Amount                               Issue                               (Note 1a)
========================================================================================================
Georgia         $2,030,000  Georgia State Residential Finance Authority FXRDN
(continued)                  3.75% due 06/01/1997   ......................................   $2,030,000
                 9,000,000  La Grange, Georgia Development Authority IDR (Reltec
                             Corp. Project) VRDN 4.70% due 12/01/2021 (a)   ..............    9,000,000
--------------------------------------------------------------------------------------------------------
Illinois --      4,300,000  Chicago, Illinois IDR (Enterprise Center Project) VRDN
7.2%                         4.80% due 06/01/2022 (a)  ...................................    4,300,000
                10,000,000  Chicago, Illinois Public Building Commission Revenue
                             FXRDN 4.20% due 12/01/1997   ................................   10,016,781
                 7,000,000  Chicago, Illinois Solid Waste Disposal Facilities Revenue
                             (Groot Industries Inc. Project) VRDN 4.60% due
                             12/01/2015 (a)   ............................................    7,000,000
                 1,800,000  Illinois State Development Finance Authority IDR (Revcor
                             Inc. Project) VRDN 4.70% due 06/01/2008 (a) .................    1,800,000
                 2,000,000  Illinois State Development Finance Authority Economic
                             Development Revenue (CPL Downers Grove Partner-
                             ship) VRDN 4.70% due 12/01/2005 (a)                               2,000,000
                 2,500,000  Illinois State Educational Facilities Authority Revenue (Art
                             Institute of Chicago) VRDN 4.55% due 03/01/2027 (a)  ........    2,500,000
                             Illinois Health Facilities Authority Revenue (Evanston
                            Hospital Corp. Project) CP:
                 5,000,000   3.65% due 05/29/1997  .......................................    5,000,000
                12,000,000   3.95% due 08/15/1997  .......................................   12,000,000
                11,000,000  Illinois Health Facilities Authority Revenue (Northwestern
                             Community Hospital) VRDN 4.60% due 07/01/2027 (a) ...........   11,000,000
                 8,000,000  Illinois Health Facilities Authority Revenue (Advocate Health
                             Care Series B) VRDN 4.60% due 08/15/2022 (a)   ..............    8,000,000
                 2,250,000  Kane County, Illinois School District TAN 4.25% due
                             09/29/1997 ..................................................    2,254,544
                 2,775,000  Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN 4.80%
                             due 12/01/2014 (a)  .........................................    2,775,000
                 4,000,000  Upper Illinois River Valley Authority Solid Waste Disposal
                             Revenue (Exolon-Esk Co. Project) VRDN 4.70% due
                             12/01/2021 (a)   ............................................    4,000,000
--------------------------------------------------------------------------------------------------------
Indiana --       6,660,000  Anderson, Indiana Economic Development Revenue
4.0%                         (Applecreek Commons L.P. Project) VRDN 4.70% due
                             12/01/2027 (a)   ............................................    6,660,000
                 3,225,000  Bloomington, Indiana Economic Development Revenue
                             (Bloomington Square Project) VRDN 4.70% due
                             12/01/2008 (a)   ............................................    3,225,000

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

================================================================================================
                                                                                      Value
              Face Amount                           Issue                           (Note 1a)
================================================================================================
Indiana        $2,500,000   Connersville, Indiana Economic Development Revenue
(continued)                  (Inland Southern Group Project) VRDN 4.65% due
                             02/01/2012 (a)  ...................................... $2,500,000
                3,000,000   Greencastle, Indiana IDR (Crown Equipment Corp.
                             Project) VRDN 4.75% due 02/01/2011 (a)  ..............  3,000,000
                1,000,000   Greendale, Indiana Economic Development Revenue
                             (Pripak Inc. Project Series A) VRDN 4.75% due
                             12/01/2003 (a)  ......................................  1,000,000
                5,000,000   Hamilton, Indiana Southeastern Schools Building Corp.
                             TAN 4.25% due 12/31/1997 .............................  5,016,196
                2,700,000   Indiana State Development Finance Authority Economic
                             Development Revenue (Hart Housing Group Inc.
                             Project) VRDN 4.80% due 06/01/2011 (a)  ..............  2,700,000
                2,530,000   Indiana State Development Finance Authority IDR
                             (Centurion Industries Inc. Project) VRDN 4.75% due
                             10/01/2005 (a)  ......................................  2,530,000
                4,915,000   Indiana State Educational Facilities Authority Revenue
                             (Wesleyan University Project) VRDN 4.70% due
                             12/01/2015 (a)  ......................................  4,915,000
                2,000,000   Muncie, Indiana IDR (Diamond Plastics Corp. Project)
                             VRDN 4.90% due 10/01/2006 (a)  .......................  2,000,000
                1,915,000   New Castle, Indiana Economic Development Revenue
                             (Barden Homes of Indiana Inc. Project) VRDN 4.80%
                             due 08/01/2010 (a) ...................................  1,915,000
                2,445,000   St. Joseph County, Indiana Hospital Authority (Madison
                             Center Inc. Project) VRDN 4.65% due 03/04/2015 (a)  ..  2,445,000
                2,500,000   Westfield, Indiana IDR (Standard Locknut Inc. Project)
                             VRDN 4.80% due 02/01/2002 (a)  .......................  2,500,000
--------------------------------------------------------------------------------------------------------
Kansas --       3,550,000   Overland Park, Kansas IDR (General Motors Corp.
0.5%                         Project) DDN 4.10% due 11/01/2021 (a)   ..............  3,550,000
                1,150,000   Spring Hill, Kansas IDR (Abrasive Engineering Manufac-
                             turing Inc. Project) VRDN 4.75% due 10/01/2016 (a)       1,150,000
--------------------------------------------------------------------------------------------------------
Kentucky --     3,500,000   Graves County, Kentucky IDR (Seaboard Farms Kentucky
7.2%                         Inc. Project) VRDN 4.85% due 12/01/2012 (a)   ........  3,500,000
                3,400,000   Jefferson County, Kentucky Industrial Building Revenue
                             (Advanced Chemtech Inc. Project) VRDN 4.75% due
                             04/01/2016 (a)  ......................................  3,400,000
                            Jefferson County, Kentucky Industrial Building Revenue
                             (Thomas Development Project) VRDN:
                1,900,000    4.75% due 04/10/2010 (a)   ...........................  1,900,000
                1,170,000    4.75% due 10/01/2011 (a)   ...........................  1,170,000

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=======================================================================================================
                                                                                              Value
                   Face Amount                            Issue                             (Note 1a)
=======================================================================================================
Kentucky             $9,835,000  Kentucky Economic Development Finance Authority
(continued)                       Hospital Facilities Revenue (St. Elizabeth's Medical
                                  Center Inc.) VRDN 4.67% due 05/01/2017 (a)  ............   $9,835,000
                     22,000,000  Kentucky Economic Development Finance Authority
                                  Revenue (Sisters of Charity of Nazareth Health Sys-
                                  tem) DDN 4.05% due 11/01/2020 (a) ......................   22,000,000
                     10,000,000  Louisville & Jefferson County, Kentucky Regional Airport
                                  System Revenue BAN/VRDN 4.70% due 06/30/1998 ...........   10,000,000
                     20,600,000  Perry County, Kentucky Health Care Systems Revenue
                                  (Appalachian Regional Health Care) VRDN 4.75% due
                                  08/01/2014 (a) .........................................   20,600,000
--------------------------------------------------------------------------------------------------------
Louisiana --         11,000,000  Saint James Parish, Louisiana PCR (Texaco Project) CP
1.1%                              4.10% due 05/21/1997 ...................................   11,000,000
--------------------------------------------------------------------------------------------------------
Maine --              2,530,000  Gray, Maine Revenue (Advance Realty Project) VRDN
2.1%                              4.75% due 10/01/2011 (a)  ..............................    2,530,000
                      9,085,000  Jay, Maine Solid Waste Disposal Revenue (International
                                  Paper Co.) FXRDN 3.95% due 06/02/1997  .................    9,085,000
                      6,600,000  Maine TAN 4.50% due 06/27/1997   ........................    6,605,236
                      3,140,000  Maine School Administrative District #35 Eliot Commons
                                  BAN 4.25% due 11/12/1997  ..............................    3,145,710
--------------------------------------------------------------------------------------------------------
Maryland --           1,900,000  Anne Arundel County, Maryland Economic Development
0.5%                              Revenue (Atlas Container Corp Project) VRDN 4.95%
                                  due 04/01/2006 (a)  ....................................    1,900,000
                      2,600,000  Maryland State Health & Higher Educational Facilities
                                  Authority Revenue (Helix Health Hospital) VRDN
                                  4.70% due 07/01/2026 (a)  ..............................    2,600,000
--------------------------------------------------------------------------------------------------------
Massachusetts --      5,000,000  Bolton, Massachusetts BAN 4.50% due 04/17/1998  .........    5,018,466
10.2%                 5,400,000  Gardner, Massachusetts BAN 4.15% due 11/07/1997 .........    5,407,648
                      7,000,000  Lynn, Massachusetts BAN 4.25% due 08/14/1997 ............    7,006,625
                     10,000,000  Lynn, Massachusetts Water & Sewer Commission BAN
                                   4.25% due 10/08/1997 ..................................   10,008,000
                     14,230,000  Massachusetts GO Tender Option FXRDN 3.53% due
                                  05/29/1997 .............................................   14,230,000
                      9,500,000  Massachusetts State Housing Finance Agency Housing
                                  Projects (Series 13-C) VRDN 4.50% due 10/01/2008
                                  (a)  ...................................................    9,500,000
                      3,570,000  Massachusetts State Industrial Finance Agency Revenue
                                  (WBC Extrusion Products) VRDN 3.75% due
                                  04/01/2006 (a)   .......................................    3,570,000
                     10,000,000  Massachusetts State Water Resource Authority CP
                                  4.00% due 05/21/1997 ...................................   10,000,000

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Massachusetts         $9,310,000  Mendon & Upton, Massachusetts Regional School
(continued)                        District BAN 3.85% due 05/09/1997   ....................   $9,310,350
                                  Middlesex County, Massachusetts BAN:
                       2,802,000   4.39% due 07/17/1997   .................................    2,802,792
                       2,670,000   4.30% due 07/17/1997   .................................    2,670,265
                       7,000,000  Pioneer Valley Regional Transit Authority Massachusetts
                                   RAN 4.63% due 08/08/1997   .............................    7,009,653
                                  Springfield, Massachusetts BAN:
                       6,000,000   4.50% due 06/27/1997   .................................    6,004,501
                       9,600,000   4.60% due 07/11/1997   .................................    9,608,969
--------------------------------------------------------------------------------------------------------
Michigan --           14,700,000  Michigan State Building Authority Revenue CP 3.65%
3.4%                               due 05/01/1997 .........................................   14,700,000
                      13,500,000  Michigan State Building Authority Revenue CP 3.50%
                                   due 05/01/1997 .........................................   13,500,000
                       5,600,000  Michigan State Strategic Fund Limited Obligation
                                   Revenue (Detroit Edison Co.) DDN 4.10% due
                                   09/01/2030 (a) .........................................    5,600,000
--------------------------------------------------------------------------------------------------------
Missouri --            1,415,000  Jefferson County, Missouri IDA Revenue (Sinclair &
0.4%                               Rush Project) VRDN 4.80% due 11/01/2001 (a)  ...........    1,415,000
                       2,700,000  Missouri State Development Finance Board IDR (Filtra-
                                   tion Group Inc.) VRDN 4.76% due 03/01/2012 (a) .........    2,700,000
--------------------------------------------------------------------------------------------------------
New                    9,830,000  New Hampshire Higher Educational & Health Facilities
Hampshire --                       Authority Revenue (Dartmouth Educational Loan
1.9%                               Corp.) FXRDN 3.90% due 06/01/1997   ....................    9,830,000
                       1,230,000  New Hampshire State Business Finance Authority IDR
                                   (Freed's Bakery Inc. Project) VRDN 4.80% due
                                   05/02/2011 (a) .........................................    1,230,000
                       3,000,000  New Hampshire State Business Finance Authority IDR
                                   (Hydra Inc.) VRDN 4.75% due 11/01/2006 (a)   ...........    3,000,000
                       4,500,000  Salem, New Hampshire TAN 4.00% due 12/18/1997   .........    4,508,543
--------------------------------------------------------------------------------------------------------
New York --           11,085,000  Little Falls, New York School District BAN 4.50% due
4.3%                               06/15/1997  ............................................   11,091,651
                       5,955,000  New York City NY (Series B) DDN 4.25% due
                                   10/01/2020 (a)    ......................................    5,955,000
                      11,200,000  New York City Municipal Water Finance Authority Systems
                                   Revenue (Series C) DDN 4.05% due 06/15/2023 (a) ........   11,200,000
                      15,100,000  New York State BAN/CP 3.65% due 05/22/1997   ............   15,100,000
--------------------------------------------------------------------------------------------------------
North Carolina --      5,200,000  Raleigh-Durham, North Carolina Airport Authority Special
0.5 %                              Facilities Revenue (American Airlines Series B) DDN
                                   4.05% due 11/01/2005 (a)  ..............................    5,200,000
--------------------------------------------------------------------------------------------------------

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Ohio --             $2,400,000  Cadiz, Ohio BAN 4.15% due 07/15/1997  ..................   $2,402,764
7.9%                 3,500,000  Cleveland, Ohio BAN 4.50% due 10/15/1997 ...............    3,507,687
                    13,900,000  Cuyahoga County, Ohio Hospital Revenue (University
                                 Hospital of Cleveland) DDN 4.00% due 01/01/2016 (a)  ..   13,900,000
                     3,500,000  Eagles Tax-Exempt Trust, Ohio Water Development Author-
                                 ity (Ohio Edison) VRDN 4.67% due 07/01/2015 (a)........    3,500,000
                     5,420,000  Franklin County, Ohio M/F Housing Revenue (Community
                                 Housing Network) VRDN 4.65% due 03/01/2027 (a) ........    5,420,000
                     1,000,000  Gates Mills, Ohio BAN 4.13% due 11/25/1997  ............    1,002,343
                     4,000,000  Greene County, Ohio BAN 4.50% due 09/11/1997   .........    4,005,874
                     4,475,000  Lucas-Beacon Place Housing Development Corp. M/F
                                 Housing Revenue (Beacon Place Apartments Project)
                                 FXRDN 3.80% due 09/15/1997   ..........................    4,475,000
                     7,295,000  Mahoning County, Ohio Health Care Facilities Revenue
                                 (Shepherd of the Valley Lutheran Home & Retirement
                                 Center) VRDN 4.70% due 09/01/2020 (a) .................    7,295,000
                                Montgomery County, Ohio Hospital Revenue (Miami Valley
                                 Hospital Series C) CP:
                     7,000,000   3.55% due 05/09/1997  .................................    7,000,000
                    11,800,000   3.70% due 08/01/1997  .................................   11,800,000
                     3,000,000  New Bremen, Ohio Local School District BAN 4.20% due
                                 05/29/1997 ............................................    3,001,252
                     4,500,000  Ohio State Air Quality Development Authority Revenue
                                 (Cincinnati Gas & Electric) DDN 4.00% due 09/01/2030
                                 (a)  ..................................................    4,500,000
                     2,735,000  Ohio State Higher Educational Facilities Commission
                                 Revenue (Ashland University Project) VRDN 4.65% due
                                 09/01/2001 (a)   ......................................    2,735,000
                     5,000,000  Ottawa County, Ohio IDR (Adrian Sand & Stone Project)
                                 VRDN 4.75% due 10/01/2008 (a)   .......................    5,000,000
--------------------------------------------------------------------------------------------------------
Oklahoma --          5,000,000  Muskogee, Oklahoma IDR PCR (Oklahoma Gas & Elec.
0.5%                             Co. Series a) VRDN 4.55% due 01/01/2025 (a) ...........    5,000,000
--------------------------------------------------------------------------------------------------------
Oregon --            1,000,000  Portland, Oregon M/F Revenue (Union Station) VRDN
0.1%                             4.80% due 12/01/2027 (a) ..............................    1,000,000
--------------------------------------------------------------------------------------------------------
Pennsylvania --     13,425,000  Allegheny County, Pennsylvania Hospital Development
10.7%                            Authority Revenue (Presbyterian University Hospital)
                                 VRDN 4.60% due 03/01/2018 (a)   .......................   13,425,000
                     1,200,000  Allegheny County, Pennsylvania IDA Revenue (Parkway
                                 Center Mall Project) VRDN 4.60% due 05/01/2009 (a)   ..    1,200,000

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Pennsylvania                      Emmaus, Pennsylvania General Authority Revenue
(continued)                        VRDN:
                    $10,000,000    Series C-11 4.60% due 03/01/2024 (a) ..................... $10,000,000
                      8,600,000    Series D-11 4.60% due 03/01/2024 (a) .....................   8,600,000
                      1,500,000    Series F-6 4.60% due 03/01/2024 (a)  .....................   1,500,000
                     10,000,000   Harrisburg, Pennsylvania Authority Revenue (Pooled
                                   Loan Fund) VRDN 4.65% due 07/01/2021 (a) .................  10,000,000
                     10,000,000   Lancaster, Pennsylvania Hospital Authority Revenue
                                   (Masonic Homes Project) VRDN 4.65% due
                                   07/01/2027 (a)   .........................................  10,000,000
                     23,000,000   Montgomery County, Pennsylvania Higher Education &
                                   Health Authority Revenue VRDN 4.65% due
                                   06/01/2021 (a)   .........................................  23,000,000
                      2,900,000   Montgomery County, Pennsylvania Higher Education &
                                   Health Authority Revenue (Philadelphia Presbytery)
                                   VRDN 4.60% due 07/01/2025 (a)   ..........................   2,900,000
                     16,455,000   Pennsylvania GO Tender Option VRDN 4.65% due
                                   04/15/2002 (a)   .........................................  16,455,000
                     10,400,000   Philadelphia, Pennsylvania TRAN 4.50% due
                                   06/30/1997 ...............................................  10,409,032
--------------------------------------------------------------------------------------------------------
Rhode Island --       5,000,000   Cumberland, Rhode Island BAN 4.25% due 11/26/1997 .........   5,009,650
1.7%                  2,600,000   Rhode Island State Industrial Facilities Corp. IDR (Capi-
                                   tal Development Corp. Project) VRDN 3.65% due
                                   11/01/2005 (a)   .........................................   2,600,000
                      3,500,000   Rhode Island State Solid Waste Management Corp.
                                   (Landfill Lease) CP 4.50% due 08/01/1997 .................   3,511,760
                      6,350,000   West Warwick, Rhode Island BAN 4.25% due
                                   08/01/1997 ...............................................   6,355,491
--------------------------------------------------------------------------------------------------------
South Carolina --       630,000   South Carolina Economic Development Authority IDR
1.1%                               (Trimite Powders Inc. Project) FXRDN 4.13% due
                                   09/01/1997 ...............................................     630,000
                      9,989,000   South Carolina Public Services Authority Electrical
                                   Systems Revenue CP 3.70% due 08/01/1997  .................   9,989,000
--------------------------------------------------------------------------------------------------------
South Dakota --       3,000,000   South Dakota Housing Development Authority Revenue
0.3%                               FXRDN (Series G) 4.25% due 05/01/1997 ....................   3,000,000
--------------------------------------------------------------------------------------------------------
Tennessee --          9,500,000   Memphis & Shelby County, Tennessee Industrial Board
2.1%                               PCR (Birmingham Steel Corp. Project) VRDN 4.75%
                                   due 10/01/2026 (a)  ......................................   9,500,000
                      7,000,000   Montgomery County, Tennessee Public Building Authority
                                   (Pooled Financing Revenue) VRDN 4.70% due
                                   07/01/2015 (a)   .........................................   7,000,000
                      4,300,000   Nashville & Davidson County, IDB Revenue (Gibson
                                   Guitar Project) VRDN 4.75% due 03/01/2011 (a)  ...........   4,300,000
--------------------------------------------------------------------------------------------------------

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1997

=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Texas --             $1,825,000  Montgomery County, Texas IDA Revenue (Sawyer
0.6%                              Research Products Inc.) VRDN 4.80% due
                                  02/04/2015 (a)   ......................................   $1,825,000
                      4,000,000  Texas State TRAN 4.75% due 08/29/1997 ..................    4,009,439
--------------------------------------------------------------------------------------------------------
Utah --               5,000,000  Salt Lake County, Utah PCR (Service Station Holdings
0.5%                              -The BP Co. Project) DDN 4.05% due 02/01/2008 (a) .....    5,000,000
--------------------------------------------------------------------------------------------------------
Vermont --            2,600,000  Vermont IDA Revenue (Burlington PPTY LP Project)
0.3%                              VRDN 4.60% due 12/01/2011 (a)   .......................    2,600,000
--------------------------------------------------------------------------------------------------------
Virginia --           2,100,000  Brunswick County, Virginia IDA Exempt Facilities Rev-
1.2%                              enue (Aegis Waste Solutions Inc.) VRDN 4.65% due
                                  01/01/2017 (a)   ......................................    2,100,000
                     10,000,000  Richmond, Virginia Public Utilities Revenue VRDN 4.75%
                                  due 06/30/2001 (a)  ...................................   10,000,000
--------------------------------------------------------------------------------------------------------
Washington --         3,000,000  Pierce County, Washington Housing Authority Revenue
2.1%                              (Eagles Watch Project) VRDN 4.55% due
                                  09/01/2020 (a)   ......................................    3,000,000
                      5,000,000  Washington State Housing Finance Commission Rev-
                                  enue (Emerald Heights Project) DDN 4.10% due
                                  01/01/2021 (a)   ......................................    5,000,000
                     12,850,000  Washington State Housing Finance Commission Rev-
                                  enue (Panorama City Project) DDN 4.60% due
                                  01/01/2027 (a)   ......................................   12,850,000
--------------------------------------------------------------------------------------------------------
West Virginia --      2,600,000  Raleigh County, West Virginia Health Care Systems Rev-
0.3%                              enue (Appalachian Regional Health Care) VRDN
                                  4.75% due 09/01/2006 (a)  .............................    2,600,000
--------------------------------------------------------------------------------------------------------
Wisconsin --          1,405,000  Appleton, Wisconsin IDR (Valley Packaging Industries
3.7%                              Inc. Project) VRDN 4.70% due 02/01/2011 (a) ...........    1,405,000
                      2,320,000  Arrowhead, Wisconsin School District TRAN 4.50% due
                                  09/26/1997 ............................................    2,323,608
                                 Deerfield, Wisconsin IDR (Interpane Coatings Project)
                                  VRDN:
                      1,600,000   4.60% due 05/01/2003 (a) ..............................    1,600,000
                      1,745,000   4.75% due 05/01/2003 (a) ..............................    1,745,000
                      1,750,000  Howard-Suamico, Wisconsin School District TRAN
                                  4.40% due 08/22/1997   ................................    1,752,082
                      2,650,000  Milwaukee, Wisconsin Redevelopment Authority Rev-
                                  enue (Jensar Corp. Project) VRDN 4.80% due
                                  03/01/2007 (a)   ......................................    2,650,000
                      1,265,000  Oshkosh, Wisconsin IDR (Automatic Handling Inc.
                                  Project) VRDN 4.75% due 06/01/2006 (a)   ..............    1,265,000

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund

Schedule of Investments -- Continued
April 30, 1997


=========================================================================================================
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
=========================================================================================================
Wisconsin       $  500,000  Plymouth, Wisconsin IDR (Great Lakes Cheese of
(continued)                  Wisconsin Inc. Project) VRDN 4.75% due 08/01/2024
                             (a)  .....................................................   $      500,000
                 4,000,000  Shorewood, Wisconsin School District TRAN 4.35% due
                             09/02/1997 ...............................................        4,004,556
                 5,000,000  Sturtevant, Wisconsin IDR (Andis Co. Project Series A)
                             VRDN 4.65% due 12/01/2016 (a)   ..........................        5,000,000
                 2,100,000  Sun Prairie, Wisconsin School District TRAN 4.25% due
                             08/22/1997 ...............................................        2,101,558
                 4,250,000  Verona, Wisconsin School District TRAN 4.50% due
                             08/27/1997    ............................................        4,255,433
                 9,000,000  Wisconsin State Health & Educational Facilities Authority
                             Revenue (Wheaton Franciscan System Revenue)
                             VRDN 4.60% due 08/15/2016 (a)   ..........................        9,000,000
--------------------------------------------------------------------------------------------------------
Wyoming --       5,300,000  Converse County, Wyoming Environmental Improvement
4.8%                         Revenue (Pacificorp Projects) DDN 4.25% due
                             11/01/2025 (a)   .........................................        5,300,000
                 5,000,000  Laramie County, Wyoming IDR (Cheyenne Light Fuel &
                             Power Co.) VRDN 4.60% due 03/01/2027 (a) .................        5,000,000
                 4,000,000  Lincoln County, Wyoming Environmental Improvement
                             Revenue (Pacificorp Projects) DDN 4.25% due
                             11/01/2025 (a)   .........................................        4,000,000
                13,300,000  Sweetwater County, Wyoming Environmental Improve-
                             ment Revenue (Pacificorp Projects) DDN 4.25% due
                             11/01/2025 (a)   .........................................       13,300,000
                20,900,000  Sweetwater County, Wyoming PCR (Idaho Power Co.
                             Project) DDN 4.10% due 07/15/2026 (a) ....................       20,900,000
--------------------------------------------------------------------------------------------------------
                            Total Investments (Cost $998,272,459) -- 99.5% ............      998,272,459
--------------------------------------------------------------------------------------------------------
                            Other Assets Less Liabilities -- 0.5% .....................        5,383,027
--------------------------------------------------------------------------------------------------------
                            Net Assets -- Equivalent to $1.00 Per Share on
                             1,003,777,618 Shares of Beneficial Interest
                             Outstanding -- 100.0%  ...................................   $1,003,655,486
=========================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 1997. For variable rate demand instruments, the next coupon date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

Note--Cost for federal income tax purposes is the same as that shown above.
--------------------------------------------------------------------------------

Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt

BAN   Bond Anticipation Notes
CP    Commercial Paper
DDN   Daily Demand Notes
FXRDN Fixed Rate Demand Notes
GO    General Obligation
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDR   Industrial Development Revenue
M/F   Multi-Family
PCR   Pollution Control Revenue
RAN   Revenue Anticipation Notes
TAN   Tax Anticipation Notes
TRAN  Tax Revenue Anticipation Notes
VRDN  Variable Rate Demand Notes
--------------------------------------------------------------------------------

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 1997
--------------------------------------------------------------------------------

Assets:
Investments, at amortized cost and value (Note 1a) ................................. $  998,272,459
Cash  ..............................................................................      1,797,039
Interest receivable  ...............................................................      7,612,391
Receivable for investments sold  ...................................................      1,220,000
Prepaid expenses  ..................................................................          1,794
                                                                                     ---------------
   Total assets   ..................................................................  1,008,903,683
                                                                                     ---------------
Liabilities:
Advisory fee payable (Note 2)    ...................................................        160,350
Payable for investments purchased   ................................................      5,013,782
Accrued expenses  ..................................................................         45,364
Dividends payable    ...............................................................         28,701
                                                                                     ---------------
   Total liabilities    ............................................................      5,248,197
                                                                                     ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,003,777,618 shares of beneficial interest outstanding)   ........................ $1,003,655,486
                                                                                     ===============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
April 30, 1997
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d)  ....................................$30,216,695
                                                                            -----------
Expenses:
Investment advisory fee (Note 2)  .....................    $ 3,731,200
Registration fees  ....................................        207,440
Dividend and transfer agency fees    ..................        147,047
Accounting and custodian services    ..................        105,578
Amortization of organization expenses (Note 1e)  ......         76,980
Legal and audit fees  .................................         15,677
Printing and shareholder reports  .....................         12,143
Trustees' fees (Note 5)  ..............................          9,724
Insurance    ..........................................          3,489
Miscellaneous   .......................................         10,774
                                                           -----------
     Total expenses   .................................      4,320,052
Waived investment advisory fee (Note 2)    ............     (2,072,889)      2,247,163
                                                           -----------      -----------
     Net investment income  ................................................27,969,532
Net realized loss from investment transactions   ...........................    (2,657)
                                                                            -----------
Net Increase in Net Assets Resulting From Operations   .....................$27,966,875
                                                                            ===========

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statements of Changes in Net Assets

                                                                          Year Ended April 30,
                                                                   -----------------------------------
                                                                       1997               1996
======================================================================================================
Increase in Net Assets:

Operations:
Net investment income    .......................................   $   27,969,532      $ 16,875,293
Net realized gain (loss) from investment transactions  .........          (2,657)               796
                                                                   --------------      ------------
Net increase in net assets resulting from operations   .........      27,966,875         16,876,089
Total declared as dividends to shareholders (Note 4)   .........     (27,969,332)       (16,870,256)
Capital share transactions (Note 3)  ...........................     336,453,248        263,295,555
                                                                   --------------      ------------
Net increase in net assets  ....................................     336,450,791        263,301,388

Net Assets:
Beginning of year  .............................................     667,204,695        403,903,307
                                                                   --------------      ------------
End of year, including undistributed net investment income of
$134,573 and accumulated capital losses of $256,705 and $254,248
respectively (Note 1g and Note 4)    ...........................   $1,003,655,486      $667,204,695
                                                                   ==============      ============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights

                                                                                    Five Months
                                                                                       Ended
                                                     Year Ended April 30,            April 30,    Year Ended November 30,
                                              ----------------------------------- ---------------- ---------------------
                                                  1997        1996       1995          1994          1993       1992
========================================================================================================================
Net Asset Value, beginning of period   ......  $     1.00   $   1.00   $   1.00     $   1.00       $   1.00   $   1.00
 Net investment income  .....................         .03        .04        .03          .01            .02        .03
 Dividends from net investment income  ......        (.03)      (.04)      (.03)        (.01)          (.02)      (.03)
                                               ----------    -------    -------    ---------        -------    -------
Net Asset Value, end of period   ............  $     1.00   $   1.00   $   1.00     $   1.00       $   1.00   $   1.00
                                               ==========    =======    =======    =========        =======    =======
Total Return   ..............................        3.41%      3.68%      3.20%        2.14%(1)       2.14%      2.74%

Ratios/Supplemental Data:
 Net Assets, end of period (000)    .........  $1,003,655   $667,205   $403,903     $390,375       $278,697   $329,254
 Ratio of expenses to average net assets
  (before waiver)    ........................         .52%       .54%       .56%         .59%(1)        .62%       .61%
 Ratio of expenses to average net assets
  (after waiver)  ...........................         .27%       .29%       .31%         .34%(1)        .45%       .53%
 Ratio of net investment income, to average
  net assets (before waiver)  ...............        3.12%      3.35%      2.90%        1.92%(1)       1.96%      2.67%
 Ratio of net investment income, to average
  net assets (after waiver)   ...............        3.37%      3.60%      3.15%        2.17%(1)       2.13%      2.75%

(1) On an annualized basis

                                Tax-Exempt Fund

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund investments are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.


 (g) During the year ended April 30, 1997, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $200 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.


2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:


                                Tax-Exempt Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                        Percentage of Average Daily Net Assets
                        ------------------------------------------
Premier Institutional
Fund    ...............  .15%
Institutional Fund  ...  .40% up to and including $250,000,000 plus .375% over $250,000,000 up to and
                         including $500,000,000
                        plus .35% over $500,000,000 up to and
                         including $750,000,000
                        plus .325% over $750,000,000
Government Fund
and Treasury Fund   ...  .35% up to and including $500,000,000
                        plus .335% over $500,000,000 up to and
                         including $750,000,000
                        plus .32% over $750,000,000 up to and
                         including $1,000,000,000
                        plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund  ......  .45% up to and including $1,500,000,000 plus .425% over $1,500,000,000 up to and
                         including $2,000,000,000
                        plus .40% over $2,000,000,000


 During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period ended April 30, 1997, the effective fee payable to FAM was 0.14% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

 For the year ended April 30, 1997, FAM waived a portion of its fees amounting to $45,574 for the Premier Institutional Fund, $9,522,140 for the Institutional Fund, $2,261,521 for the Government Fund, $846,551 for the Treasury Fund and $2,072,889 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1997, capital paid-in aggregated $2,824,133,069 for Premier Institutional Fund, $6,201,308,027 for Institutional Fund, $2,017,817,815 for Government Fund, $611,790,184 for Treasury Fund and $1,003,777,618 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:


                                     Period
                                Ended April 30,
                                -----------------
Premier Institutional Fund            1997
------------------------------- -----------------
Shares sold  ..................   12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends         32,118,561
                                 ---------------
  Total   .....................   12,269,855,820
Shares redeemed    ............    9,445,822,751
                                 ---------------
  Net increase  ...............    2,824,033,069
                                 ===============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.



                                       Year Ended April 30,
                                -----------------------------------
Institutional Fund                     1997              1996
------------------------------- ------------------- ---------------
Shares sold  ..................   67,124,483,921      81,859,341,129
Shares issued to shareholders
 in reinvestment of dividends        323,268,144         360,863,781
                                 ---------------     ---------------
  Total   .....................   67,447,752,065      82,220,204,910
Shares redeemed    ............   68,867,606,220      81,179,030,074
                                 ---------------     ---------------
  Net increase (decrease)   ...   (1,419,854,155)      1,041,174,836
                                 ===============     ===============




                                      Year Ended April 30,
                                --------------------------------
Government Fund                      1997             1996
------------------------------- ---------------- ---------------
Shares sold  ..................   13,658,666,165   11,319,796,312
Shares issued to shareholders
 in reinvestment of dividends         92,067,429       86,908,080
                                 ---------------  ---------------
  Total   .....................   13,750,733,594   11,406,704,392
Shares redeemed    ............   13,376,732,157   11,363,934,579
                                 ---------------  ---------------
  Net increase  ...............      374,001,437       42,769,813
                                 ===============  ===============




                                         Year Ended April 30,
                                   --------------------------------
Treasury Fund                          1997             1996
--------------------------------   ---------------   --------------
Shares sold   ..................     3,277,418,270     2,984,431,147
Shares issued to shareholders
 in reinvestment of dividends           27,446,045        25,665,244
                                    --------------    --------------
  Total    .....................     3,304,864,315     3,010,096,391
Shares redeemed  ...............     3,207,207,792     2,838,827,671
                                    --------------    --------------
  Net increase   ...............        97,656,523       171,268,720
                                    ==============    ==============


                               Tax-Exempt Fund

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------


                                           Year Ended April 30,
                                     --------------------------------
Institutional
Tax-Exempt Fund                          1997             1996
----------------------------------   ---------------   --------------
Shares sold  .....................     5,129,231,992     3,532,959,162
Shares issued to shareholders
 in reinvestment of dividends   .         26,648,229        15,674,384
                                      --------------    --------------
  Total   ........................     5,155,880,221     3,548,633,546
Shares redeemed    ...............     4,819,426,973     3,285,337,991
                                      --------------    --------------
  Net increase  ..................       336,453,248       263,295,555
                                      ==============    ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1997, the Institutional Tax-Exempt Fund had net capital loss carryovers of $254,048 of which $96,488 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.


                                Tax-Exempt Fund

                      [This page intentionally left blank]

                                  APPENDIX A

  This Appendix constitutes part of the Statements of Additional Information of Merrill Lynch Premier Institutional Fund (the "Premier Institutional Fund"), Merrill Lynch Institutional Fund (the "Institutional Fund"), Merrill Lynch Government Fund (the "Government Fund"), Merrill Lynch Treasury Fund (the "Treasury Fund") and Merrill Lynch Institutional Tax-Exempt Fund (the "Tax-Exempt Fund") (collectively, the "Funds"). Each of the Funds is a separate series of Merrill Lynch Funds For Institutions Series (the "Trust"). Unless otherwise indicated, the information set forth herein is applicable to each of the Funds.

                               ----------------

                            MANAGEMENT OF THE TRUST

  The Trustees and executive officers of the Trust and their ages and principal occupations for at least the last five years are set forth below.

  Robert W. Crook (61)--President and Trustee(1)(2)(3)--Senior Vice President of Merrill Lynch Asset Management, L.P. ("MLAM") and of Merrill Lynch Funds Distributor, Inc. ("MLFD") since 1990 and Vice President of MLAM and MLFD prior thereto.

  A. Bruce Brackenridge (67)--Trustee(2)--9 Elm Lane, Bronxville, New York 10708. Group Executive of J.P. Morgan & Co., Inc. (banking) and Morgan Guaranty Trust Company from 1979 to 1991 and an employee of J.P. Morgan in various capacities from 1952 to 1991.

  Charles C. Cabot, Jr. (67)--Trustee(2)--One Post Office Square, Boston, Massachusetts 02109. Partner of the law firm Sullivan & Worcester and associated with that firm since 1966.

  James T. Flynn (57)--Trustee(2)--340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co., Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

  Terry K. Glenn (56)--Trustee(1)(2)(4)--Executive Vice President of Fund Asset Management, L.P. ("FAM") and MLAM since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of MLFD since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  George W. Holbrook, Jr. (66)--Trustee(2)--107 John Street, Southport, Connecticut 06490. Managing Partner of Bradley Resources Company (private investment company) and associated with that firm and its predecessors since 1953; Director of Canyon Resources Corporation (mineral exploration company); and Thoratec Laboratories Corporation (medical device manufacturer).

  W. Carl Kester (45)--Trustee(2)--Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. James R. Williston Professor of Business Administration of Harvard University Graduate School of Business since 1997, having been MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration since 1981; Independent Consultant since 1978.

  William E. Aldrich (64)--Executive Vice President(2)--Vice President of MLAM since 1993 and Senior Vice President of MLFD since 1990; Vice President of MLFD prior thereto and a Vice President of FAM since 1981.

  William M. Breen (42)--Senior Vice President, Chief Financial Officer and Treasurer(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.

  Michael J. Brady (38)--Senior Vice President(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and an employee of MLFD prior thereto.

  James J. Fatseas (41)--Senior Vice President(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.

  Joseph T. Monagle, Jr. (49)--Senior Vice President(2)(4)--Senior Vice President and Department Head of the Global Fixed Income Division of the Investment Adviser and associated therewith since 1977; Senior Vice President of Princeton Services since 1993.

  William Wasel (38)--Senior Vice President(2)(3)--Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.

  Christopher G. Ayoub (42)--Vice President(2)(4)--Vice President of MLAM since 1985; Assistant Vice President from 1984 to 1985 and an employee since 1982.

  Karen D. Young (33)--Vice President(2)(3)--Employee of MLFD since 1982.

  Donald C. Burke (37)--Vice President(2)(4)--Vice President and Director of Taxation of MLAM since 1990.

  Ann Catlin (36)--Vice President(2)(3)--Employee of MLFD since 1986.

  Diana Frankland (62)--Vice President(2)(3)--Employee of MLFD since 1979.

  Vincent R. Giordano (52)--Senior Vice President(2)(4)--Senior Vice President of FAM and MLAM since 1984 and Vice President since 1980; Portfolio Manager of FAM since 1977.

  Peter Hayes (38)--Vice President(2)(4)--Vice President of MLAM since 1988; Portfolio Manager of FAM since 1987; Vice President of Shawmut Bank, N.A. from 1984 to 1987.

  Kevin J. McKenna (40)--Vice President(2)(3)--Vice President of MLAM since
1985.

  Kevin Schiatta (42)--Vice President(2)(4)--Vice President of MLAM since
1985.

  Gerald M. Richard (48)--Vice President(2)(4)--Senior Vice President and Treasurer of MLAM and FAM since 1984; Vice President of MLFD since 1981; Treasurer of MLFD since 1989 and Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1988.

  Mark E. Maguire (37)--Senior Vice President(2)(3)--Assistant Vice President of MLFD since 1990.

  John Ng (43)--Vice President(2)(4)--Vice President of MLAM since 1984; Assistant Vice President of MLAM from 1981 to 1984.

  Barry F.X. Smith (32)--Senior Vice President(2)(3)--Employee of MLFD since
1987.

  Dianne McDonough (36)--Vice President(2)(3)--Employee of MLFD since 1983.

  Eric P. Lareau (28)--Vice President(2)(3)--Employee of MLFD since 1992.


  Ira P. Shapiro (34)--Secretary(1)(2)(4)--Vice President of MLAM since 1997 and attorney associated with the Investment Adviser and MLAM since 1993. Prior to 1993, Mr. Shapiro was an attorney in private practice.

  Patricia A. Schena (39)--Vice President and Assistant Secretary(2)(3)-- Assistant Vice President of MLFD since 1990.
--------
(1) Interested person, as defined in the Investment Company Act of 1940.
(2) The officers of the Funds are officers of certain other investment companies for which the Investment Adviser or MLAM acts as investment adviser.
(3) One Financial Center, Boston, MA 02111
(4) P.O. Box 9011, Princeton, NJ 08543-9011

  The following table sets forth for the fiscal year ended April 30, 1997, compensation paid by the Trust to the disinterested Trustees and for the calendar year ended December 31, 1996, the aggregate compensation paid by all investment companies advised by the Investment Adviser and its affiliate, MLAM ("MLAM/FAM Advised Funds"), to the disinterested Trustees.

                                                                 AGGREGATE COMPENSATION FROM
                                                                          TRUST AND
                                         PENSION OR RETIREMENT        FAM/MLAM ADVISED
                          COMPENSATION  BENEFITS ACCRUED AS PART        FUNDS PAID TO
NAME OF TRUSTEE          FROM THE TRUST     OF TRUST EXPENSE             TRUSTEES(1)
---------------          -------------- ------------------------ ---------------------------
A. Bruce Bracken-
 ridge(1)...............    $25,500               None                     $30,000
Charles C. Cabot,
 Jr.(1).................    $25,500               None                     $30,000
James T. Flynn(1).......    $19,500               None                     $15,000
George W. Holbrook,
 Jr.(1).................    $25,500               None                     $30,000
W. Carl Kester(1).......    $25,500               None                     $30,000

--------

(1) In addition to the Fund, the Trustees serve on other FAM/MLAM Advised Funds as follows: Mr. Breckenridge (2) registered investment companies consisting of (6) portfolios; Mr. Cabot (2) registered investment companies consisting of (6) portfolios; Mr. Flynn (2) registered investment companies consisting of (6) portfolios; Mr. Holbrook (2) registered investing companies consisting of (6) portfolios; and Mr. Kester (2) registered investment companies consisting of (6) portfolios.


  The Trustees have an Audit and Nominating Committee, the members of which are Messrs. Brackenridge, Cabot, Flynn, Kester and Holbrook.

  Each Trustee who is not an officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will be paid $30,000 annually in his capacity as a trustee of the Trust, and all Trustees will be reimbursed for any expenses incurred in attending meetings of the Board of Trustees of the Trust or of any committee thereof. No officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will receive any compensation from any Fund for acting as a trustee or officer of the Trust.

  As a result of the responsibilities assumed by MLFD and FAM under the Distribution Agreement and the Advisory Agreement, respectively (described below and under "Distributor" and "Investment Advisory and Other Services"), the Funds themselves have no employees other than their officers, all of whom will be compensated by FAM or MLFD.

  The officers and interested Trustees of the Trust owned on July 15, 1997 an aggregate of less than 1% of the outstanding shares of any Fund. On that date the officers and interested Trustees of the Trust owned an aggregate of less than 1/4 of 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc.


  As of July 15, 1997, the following were the only shareholders of record of 5% or more of the outstanding shares of any Fund; Panamsat Corporation,
Attention: Bill Raftery, 1 Pickwick Plaza, Greenwich, Connecticut 06830-5551, which held 278,085,893.72 shares or 9.00% of Merrill Lynch Premier Institutional Fund; Hotel Property Investments Inc., Attention: Steve Cotter, Marriott Drive Dept. 52-924 11, Washington, DC 20058, which held 200,121,803.80 shares or 6.48% of Merrill Lynch Premier Institutional Fund; Mid-America Waste Systems Inc., Attention: Donald Barry, 1006 West Walnut Street, Canal Winchester, Ohio 43110-9757, which held 145,417,378.86 shares or 7.90% of Merrill Lynch Government Fund; SSE Holdings Inc., Attention: Donald Miller, 115 W. College Drive, Marshall, Minnesota 562568-1747, which held 49,604,627.85 shares or 7.25% of Merrill Lynch Treasury Fund; Tel-Save Holdings Inc., Attention: Joseph A. Schenk, 6805 Route 202, New Hope, Pennsylvania 18938, which held 40,331,261.37 shares or 5.90% of Merrill Lynch Treasury Fund; and Walmart Stores Inc., Attention: Elizabeth Branigan, Finance Department, 702 S.W. Eight Street, Bentonville, Arkansas 72716-6299, which held 200,000,000.00 shares or 14.93% of Merrill Lynch Institutional Tax-Exempt Fund.

                    INVESTMENT ADVISORY AND OTHER SERVICES

  The investment adviser to each of the Funds is Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of Merrill Lynch & Co., Inc. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

  Pursuant to the terms of a separate Investment Advisory Agreement for each Fund, FAM, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, renders investment supervisory and corporate administrative services to the Fund. In this regard, it is the responsibility of FAM to make investment decisions for each Fund and to place the purchase and sale orders for the Funds' portfolio transactions. In addition, FAM performs, or supervises the performance of, administrative services in connection with each Fund, including (i) supervising all aspects of the Fund's administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at FAM's expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at FAM's expense, with adequate office space and related services. FAM may arrange for the provision of these administrative services and functions by Merrill Lynch Funds Distributor, Inc. ("MLFD") or another affiliate of Merrill Lynch & Co., Inc. Each Fund's accounting records are maintained, at the Fund's expense, by its Custodian, State Street Bank and Trust Company.

  As compensation for the services rendered by FAM under the Investment Advisory Agreements, each Fund pays FAM a fee, computed daily and payable monthly, at the following annual rates:

                                           PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                           --------------------------------------
   Premier Institutional Fund......... .15%
   Institutional Fund................. .40% up to and including $250,000,000 plus
                                        .375% over $250,000,000 up to and including
                                        $500,000,000 plus .35% over $500,000,000 up
                                        to and including $750,000,000 plus .325% over
                                        $750,000,000
   Government Fund and Treasury Fund.. .35% up to and including $500,000,000 plus
                                        .335% over $500,000,000 up to and including
                                        $750,000,000 plus .32% over $750,000,000 up
                                        to and including $1,000,000,000 plus .30%
                                        over $1,000,000,000
   Tax-Exempt Fund.................... .45% up to and including $1,500,000,000 plus
                                        .425% over $1,500,000,000 up to and including
                                        $2,000,000,000 plus .40% over $2,000,000,000

  Premier Institutional Fund. During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the effective fee payable to FAM was .14% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the total advisory fees payable by the Premier Institutional Fund to the Investment Adviser aggregated $1,053,985. The Investment Adviser voluntarily waived $45,574 of the advisory fees payable for the period beginning January 27, 1997 (commencement of operations) to April 30, 1997.

  Institutional Fund. Effective July 6, 1992, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at the annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1997, April 30, 1996 and April 30, 1995, the total advisory fees payable by the Institutional Fund to the Investment Adviser aggregated $24,155,920, $26,191,407 and $16,621,425, respectively. The
Investment Adviser voluntarily waived $9,522,140, $10,263,924 and $6,623,625 of the advisory fees payable for the fiscal years ended April 30, 1997, April 30, 1996 and April 30, 1995, respectively.

  Government Fund. Effective December 1, 1993, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1997, April 30, 1996 and April 30, 1995, the total advisory fees payable by the Government Fund to the Investment Adviser aggregated $6,007,440, $5,423,149 and $4,718,056, respectively. The Investment Adviser voluntarily waived $2,261,521, $2,066,757 and $1,831,019 of the advisory fees payable for the fiscal years ended April 30, 1997, April 30, 1996 and April 30, 1995, respectively.

  Treasury Fund. Effective December 1, 1993, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended

April 30, 1997, April 30, 1996 and April 30, 1995, the total advisory fees payable by the Treasury Fund to the Investment Adviser aggregated $1,991,236, $1,792,930 and $1,104,980, respectively. The Investment Adviser voluntarily waived $846,551, $765,429 and $473,563 of the advisory fees payable for the fiscal years ended April 30, 1997, April 30, 1996 and April 30, 1995, respectively.

  Tax-Exempt Fund. Effective December 1, 1993, FAM agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. Previously effective February 8, 1993, FAM had voluntarily agreed to waive a portion of its advisory fee so that the effective fee payable to FAM would be at an annual rate of .26% of the Fund's average daily net assets. For the fiscal years ended April 30, 1997, April 30, 1996 and April 30, 1995, the total advisory fees payable by the Tax-Exempt Fund to the Investment Adviser aggregated $3,731,200, $2,109,495 and $1,515,253, respectively. The Investment Adviser voluntarily waived $2,072,889, $1,171,941 and $841,807 of the advisory fees payable for the fiscal years ended April 30, 1997, April 30, 1996 and April 30, 1995, respectively.

  Each Investment Advisory Agreement obligates the Investment Adviser to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Fund pays all other expenses incurred in its operation and a portion of the Trust's general administrative expenses allocated on the basis of the asset size of the respective Funds. Expenses that will be borne directly by each Fund include trustees' fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include trustees' fees, legal expenses, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by MLFD), Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Funds. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.

  As required by each Distribution Agreement, the Distributor will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. The Distributor will also pay for other supplementary sales literature.

  Each Investment Advisory Agreement will terminate automatically upon its assignment and is terminable at any time without penalty by the Board of Trustees of the Trust or by a vote of a majority of the applicable Fund's outstanding voting shares on 60 days' written notice to FAM, or by FAM on 90 days' written notice to the applicable Fund.

  The investment advisory services of FAM to the Funds are not exclusive under the terms of the Investment Advisory Agreements and FAM is also free to, and does, render such services to others. FAM and MLAM together act as the manager or adviser for over 90 investment companies.

  State Street Bank and Trust Company, P.O. Box 8500, Boston, Massachusetts 02266-8500, is each Fund's Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains each Fund's accounting records.

  Rogers & Wells, counsel to the Trust, passes upon legal matters for the Funds in connection with the shares offered by the Prospectuses.

  Deloitte & Touche LLP are the independent auditors of the Trust.

                            PORTFOLIO TRANSACTIONS

  The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds' portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act of 1940, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Funds, including Merrill Lynch Government Securities, Inc. ("GSI"), Merrill Lynch Money Markets, Inc. ("MLMM") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as the Funds' dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940.

  The Securities and Exchange Commission has issued an exemptive order which permits the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund to conduct principal transactions with GSI, MLMM and Merrill Lynch in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to these Funds available from GSI, MLMM and Merrill Lynch are at least as favorable as those available from other sources. GSI and MLMM have informed the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund that they will in no way, at any time, attempt to influence or control the activities of these Funds or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI, MLMM and Merrill Lynch to receive a dealer spread on any transaction with the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund no greater than their customary dealer spread for transactions of the type involved.

  The Securities and Exchange Commission has issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in municipal securities with remaining maturities of one year or less which have received one of the two highest ratings from at least one of the nationally recognized rating agencies, subject to a number of conditions, including conditions designed to insure that the prices to the Tax-Exempt Fund available from Merrill Lynch are equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way at any time attempt to influence or control the activities of the Tax-Exempt Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than their customary dealer spreads for transactions of the type involved.

  Premier Institutional Fund. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the Premier Institutional Fund engaged in no such transactions.

  Institutional Fund. During the fiscal year ended April 30, 1997, the Institutional Fund engaged in 94 such transactions involving approximately $4.5 billion. During the fiscal year ended April 30, 1996, the Institutional Fund engaged in 118 such transactions involving approximately $5.6 billion.


  Government Fund. During the fiscal year ended April 30, 1997, the Government Fund engaged in 24 such transactions involving approximately $720.2 million. During the fiscal year ended April 30, 1996, the Government Fund engaged in 19 such transactions involving approximately $511.2 million.

  Treasury Fund. During the fiscal year ended April 30, 1997, the Treasury Fund engaged in no such transactions. During the fiscal year ended April 30, 1996, the Treasury Fund engaged in three such transactions involving approximately $50 million.

  Tax-Exempt Fund. During the fiscal year ended April 30, 1997, the Tax-Exempt Fund engaged in one principal transactions with Merrill Lynch involving approximately $10.6 million. During the fiscal year ended April 30, 1996, the Tax-Exempt Fund engaged in five principal transactions with Merrill Lynch involving approximately $23 million.

  The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees and officers of the Trust, the Investment Adviser is primarily responsible for each Fund's portfolio decisions and for placing each Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved and the firm's provision of supplemental investment research (such as economic data and market forecasts). Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreements with the Funds, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonable competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds' policy of investing in securities with short maturities will result in high portfolio turnover.

                                NET ASSET VALUE

  The net asset value of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund is determined pursuant to the "penny rounding" method by adding the fair value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. Securities held by the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund with a remaining maturity of 60 days or less will be valued on an amortized cost basis, and securities with a remaining maturity of greater than 60 days for which market quotations are readily available are valued on a current market basis. Other securities held by the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Tax-Exempt Fund relies on a rule of the Securities and Exchange Commission pursuant to which the valuation of its portfolio securities is based upon their amortized cost. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security.

  In accordance with the Securities and Exchange Commission rule applicable to the valuation of its portfolio securities and consistent with certain of the Funds' operating policies, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities (including Tax-Exempt Securities invested in by the Tax-Exempt Fund) and invest only in securities determined by the Trustees to be of high quality with minimal credit risks. For purposes of calculating the Tax-Exempt Fund's dollar-weighted average portfolio maturity, the remaining maturity of a VRDN (including a Participating VRDN, is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand, or (ii) the period required until the VRDN's next interest rate adjustment. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the penny rounding method, in the case of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund, or pursuant to the amortized cost method, in the case of the Tax-Exempt Fund, will be reported to the Trustees by FAM. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the affected Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations. In addition, each of the Treasury Fund and the Tax-Exempt Fund may reduce the number of its outstanding shares by having each shareholder proportionately contribute shares to the Fund's capital. If the number of outstanding shares of the Treasury Fund or the Tax-Exempt Fund is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital the number of shares which represent the difference between valuation pursuant to the penny rounding method, in the case of the Treasury Fund, or the amortized cost method, in the case of the Tax-Exempt Fund, and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his investment in the Treasury Fund or the Tax-Exempt Fund.

  Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account and any decrease in the value of a shareholder's investment is reflected by a decrease in the number of shares in his account.

                                   DIVIDENDS

  All of each Fund's net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder's account or, at the shareholder's option, paid in cash.

  Each Fund's net income for dividend purposes is determined daily. On days on which the New York Stock Exchange is open for business, such determination will be made immediately prior to the determination of net asset value as of the close of business on the New York Stock Exchange. On days on which the New York Stock Exchange is not open for business, (namely, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day), such determination will be made as of 4:00 p.m. (Boston time). Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund or 3:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund and Government Fund on days on which the New York Stock Exchange is open for business and does not close early, or if the Exchange closes early, at such closing time or (b) at the previous close of business on the New York Stock Exchange on days on which the New York Stock Exchange is not open for business. Net income of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of (i) interest accrued or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses, if any, on the portfolio securities of the Fund, (iii) less the estimated expenses of the Fund (including the fee payable to FAM applicable to that dividend period). If an order to purchase shares of a Fund by Federal Funds Wire is received by a Fund after 12:00 Noon (Boston time) for the Tax-Exempt Fund, after 2:00 p.m. (Boston time) for the Treasury Fund, or after 3:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund or the Government Fund and prior to the close of the Federal Funds Wire and prior to the close (including early closing of trading) on the Exchange, the order will become effective that day; however, dividends will be earned on the next business day that the Fund's Custodian is open for business.

  Net income of the Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of the Tax-Exempt Fund (including the fees payable to FAM applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Realized gains and losses are reflected in the Tax-Exempt Fund's net asset value and are not included in income.

  Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund's net asset value may fall below $1.00 per share.

  Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

  Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application contained in the Prospectus for the applicable Fund. Such distributions will be paid by check within seven days after the end of each month. The election to receive cash distributions may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends and distributions are taxable to shareholders whether distributed in cash or reinvested in additional shares. See "Taxes."

  State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last business day of the month, as well as the current month's and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.

                                     TAXES

FEDERAL

  General. In order to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund is required, among other things, to derive less than 30% of its gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to that Fund at corporate rates.

  Some shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund's knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding.

  The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not distribute to its shareholders during the calendar year an amount equal to at least 98% of the Fund's net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund's capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.

  For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing distribution requirements. While each Fund intends to make distributions in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be distributed to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as the Tax-Exempt Fund that pays exempt-interest dividends.

  Any dividend declared by any Fund in October, November or December of any year and made payable to shareholders of record on a specified date in that month will be deemed to be received by such shareholders on December 31 of such year and to be paid by a Fund not later than December 31 of that year if actually paid during the following January. Accordingly, these dividends will be taxable to shareholders in the year declared and not in the year in which shareholders actually receive the dividend.

  Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund. Dividends will be taxable to shareholders of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portion as may exceed a shareholder's ratable share of the applicable Fund's earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder's cost or other tax basis for his shares and (b) amounts representing distributions of realized net long-term capital gains, if any. If the amount described in (a) above were to exceed the shareholder's cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends and distributions are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.

  Tax-Exempt Fund. The Tax-Exempt Fund has elected to qualify to pay "exempt-interest" dividends as defined in Section 852(b)(5) of the Code. Under that section if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations"), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), the Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof (other than any short- or long-term capital gain distributions) paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders within 60 days after the close of its taxable year. The percentage of the total dividends paid by the Tax-Exempt Fund during any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during that year. Exempt-interest dividends may be treated by shareholders for all purposes as items of interest excludable from their gross income under
Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by the Tax-Exempt Fund.

  Distributions of the Tax-Exempt Fund's net realized short-term capital gains will be taxable to shareholders as ordinary income. In order to avoid taxation on its net long-term capital gains, the Tax-Exempt Fund may elect to distribute "capital gain dividends" to its shareholders. Any distributions designated as capital gain dividends, i.e., as being made from the Tax-Exempt Fund's net long-term capital gains in a written notice furnished annually to shareholders are taxable to shareholders as long-term capital gains, regardless of the shareholders' holding period of shares of the Tax-Exempt Fund. To the extent the Tax-Exempt Fund has taxable income, expenses of the Fund will be allocated between the taxable income and the tax-exempt income on a proportional basis. Since the Tax-Exempt Fund will not invest in the stock of domestic corporations, shareholders of the Tax-Exempt Fund will not be entitled to the dividends-received deduction for corporations. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.

  Not later than 60 days after the end of each fiscal year of the Tax-Exempt Fund, the Fund will send to its shareholders the written notice required by the Code designating the amount of its dividends that constitutes exempt-interest dividends, the amount of the dividends and distributions which is ordinary taxable income and the amount of distributions which is taxable to shareholders as long-term capital gain.

  The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from the Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only. In addition, the Code provides that with respect to a shareholder who receives exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.

  The Code also provides that interest income with respect to certain tax-exempt bonds, known as private activity bonds, is a preference item for purposes of the corporate and individual alternative minimum tax. To the extent that the Tax-Exempt Fund invests in private activity bonds, shareholders of the Fund will have preference items attributable to their proportionate shares of the interest income received by the Fund from such bonds. Interest income from tax-exempt bonds held by the Fund would increase the alternative minimum taxable income of corporate shareholders for purposes of this computation.

MASSACHUSETTS INCOME TAX

  Under present Massachusetts law, a Fund will not be subject to any Massachusetts income taxation during any fiscal year in which such Fund qualifies as a Massachusetts business trust. A Fund might be subject to Massachusetts income taxes for any taxable year in which it did not so qualify.

OTHER TAXES

  In those states and localities which have income tax laws, the treatment of shareholders of the Funds under such laws may differ from their treatment under the Federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

                                  DISTRIBUTOR

  The Trust has entered into a Distribution Agreement with respect to each Fund (the "Distribution Agreements") with Merrill Lynch Funds Distributor, Inc. ("MLFD"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Pursuant to the terms of each Distribution Agreement, MLFD serves as the principal underwriter and distributor of the applicable Fund's shares, and in that capacity makes a continuous offering of that Fund's shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) which are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by MLFD or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any Fund pursuant to the Distribution Agreements. There is no sales or redemption charge. The continuance of the Distribution Agreements must be approved in the same manner as the Investment Advisory Agreements, and each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund's outstanding shares on 60 days' written notice to MLFD and by MLFD on 90 days' written notice to the Trust.

  The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plans") with respect to each Fund, other than the Premier Institutional Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, pursuant to which FAM is permitted to use a portion of the advisory fee compensation it receives from any such Fund to promote the distribution of that Fund's shares and to enhance the provision of shareholder services. Each Plan was approved by a majority of
(i) the Trustees of the Trust, and (ii) the Trustees of the Trust who are not interested persons of the Trust, and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"), a majority of whom cast their votes in person at a meeting called for the purpose of voting on the Plan. Each Plan permits FAM to pay a fee to MLFD. The amount of the fees paid to MLFD is determined by FAM in its sole discretion. Payments under a Fund's Plan are not made directly by the Fund. From amounts received by it under each Plan, MLFD is authorized to make payments to securities dealers with which MLFD has entered into selected dealer agreements. No Fund is required or permitted under its Plan to make payments over and above the amount of the investment advisory fee to promote the sale of its shares; its Plan merely permits the reallocation of a portion of the advisory fee FAM receives from that Fund to pay for distribution-related activities. Since payments to securities dealers under the Plans must come from FAM's investment advisory fee or its past profits, no Fund will experience any adverse impact on its yield because of its Plan.

  MLFD may also use a portion of the fee it receives under a Plan to compensate administrators who perform administrative services that otherwise would be performed by FAM or its agent. These services may include providing office space, equipment, telephone facilities and various support personnel as may be required on an ongoing basis, maintaining shareholders' accounts and records, processing purchase and redemption transactions and furnishing other services to the applicable Fund as the Fund may reasonably request. FAM also intends to reimburse MLFD for payments it makes to institutions which enter into servicing arrangements with MLFD in accordance with the terms of the Plans.

  Rule 12b-1 requires each Fund having a Plan to preserve copies of any plan, agreement or report made under the Rule for a period of not less than six years from the date of the plan, agreement or report, the first two of which must be maintained in an easily accessible place. The Rule also provides that the minutes of the meeting of the Trust's board at which a decision is made to use a Fund's assets for distribution must describe the factors considered and the basis for the decision and that such minutes must be preserved for a period of at least six years from the date of such report.

  Each Plan will continue from year to year, provided that each such continuance is approved at least annually by a vote of the Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Trustees of the Trust, including Rule 12b-1 Trustees, last approved each Plan at a meeting held on June 9, 1997. Each Fund's Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of that Fund. No Plan may be amended materially without the approval of the Trustees, including a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. Any modification to a Plan which would materially increase the amount of money to be spent must be submitted to the applicable Fund's shareholders for approval. A Shareholder Servicing Agreement between MLFD and an administrator will terminate automatically in the event of its assignment.

  Each Plan requires MLFD to provide and the trustees to review, at least quarterly, a written report complying with the requirements of Rule 12b-1 regarding the disbursement of the payments made under the Plan. The report must include an itemization of the expenditures made by MLFD on behalf of the applicable Fund, the purpose of such expenditures and a description of the benefits derived by that Fund. Each Plan further provides that, so long as the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the applicable Fund, as defined in the Investment Company Act of 1940, must be committed to the discretion of the disinterested trustees.

                               YIELD INFORMATION

  Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

  The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

                              GENERAL INFORMATION

  The Prospectuses and the Statements of Additional Information do not contain all the information set forth in the Registration Statements and the exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

  The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Funds For Institutions Series" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust may be held to any personal liability, nor may resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust but only property of the Trust shall be liable. The Trust issues shares in one or more series. All persons dealing with the Trust must look solely to the property of the applicable series of the Trust for the enforcement of any claims against it.

                      [This page intentionally left blank]

                                  APPENDIX B

                 INFORMATION CONCERNING TAX-EXEMPT SECURITIES

DESCRIPTION OF TAX-EXEMPT SECURITIES

  Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from federal income tax. Tax-Exempt Securities also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. The Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which the Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, the Tax-Exempt Fund may invest in variable rate demand notes and participations therein (see "Variable Rate Demand Notes" below).

  The two principal classifications of Tax-Exempt Securities are "general obligation" and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations of the issuers of Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such proposals were enacted, the ability of the Fund to pay "exempt-interest" dividends would be adversely affected and the Tax-Exempt Fund would reevaluate its investment objective and policies and consider changes in its structure. See "Taxes" in the Prospectus and Statement of Additional Information.

VARIABLE RATE DEMAND NOTES

  Variable rate demand notes ("VRDNs") are tax-exempt obligations upon which interest is payable at a floating or variable rate and upon which payment of the unpaid principal balance plus accrued interest may be demanded at any time upon a short notice period. The interest rate on a VRDN is adjusted at periodic intervals pursuant to an adjustment formula which is based on some prevailing market rate for similar investments and which is designed to maintain the market value of the VRDN on each adjustment date at approximately the par value of the VRDN. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index. The right of demand may be either against the issuer or a third party (typically a bank pursuant to an irrevocable letter of credit or guaranty arrangement).

  The Tax-Exempt Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institutions"). Participating VRDNs provide the Tax-Exempt Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, presently not to exceed seven days. In addition, the Participating VRDN is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

  The Tax-Exempt Fund has been advised by its counsel to the effect that the interest received on Participating VRDNs will be treated as interest from tax-exempt obligations as long as the Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. The Tax-Exempt Fund will not make any such investments until its Trustees have authorized such investments. It is contemplated that if the trustees authorize such investments, the Tax-Exempt Fund will not invest more than a limited amount of its total assets in Participating VRDNs.

PURCHASE OF SECURITIES WITH RIGHTS TO PUT THE SECURITIES

  As described under "Investment Objectives and Policies" in the Statement of Additional Information, the Tax-Exempt Fund reserves the right to engage in put transactions. Set forth below is a description of certain characteristics of the put transactions the Tax-Exempt Fund is permitted to enter into.

  The right to put the securities to a counterparty depends on the counterparty's ability to pay for the securities at the time the put is exercised. The Tax-Exempt Fund would limit its put transactions to institutions which the Investment Adviser believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, the Tax-Exempt Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between the Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If the Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.

  It also should be noted that while the market for put options in tax-exempt securities to sellers of Tax-Exempt securities has developed over time, there can be no representation about the future state of the market, i.e., the number of banks or dealers that might be willing to sell securities to the Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms the Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to the Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. The Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8500
Boston, Massachusetts 02266-8500

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS, OTHER THAN THOSE CONTAINED IN THE PROSPECTUSES AND IN THESE STATEMENTS OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THE PROSPECTUS-ES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES AND THESE STATEMENTS OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY ANY FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF ANY OF-FER TO BUY MAY NOT LAWFULLY BE MADE.

MERRILL LYNCH PREMIER INSTITUTIONAL FUND

MERRILL LYNCH INSTITUTIONAL FUND
MERRILL LYNCH GOVERNMENT FUND
MERRILL LYNCH TREASURY FUND
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENTS OF ADDITIONAL INFORMATION

MERRILL LYNCH
FUNDS FOR INSTITUTIONS SERIES
--------------------------------------------------------------------------------

MERRILL LYNCH PREMIER INSTITUTIONAL FUND

MERRILL LYNCH INSTITUTIONAL FUND

MERRILL LYNCH GOVERNMENT FUND

MERRILL LYNCH TREASURY FUND

MERRILL LYNCH INSTITUTIONAL
 TAX-EXEMPT FUND

 MERRILL LYNCH PREMIER INSTITU-
 TIONAL FUND, MERRILL LYNCH INSTI-
 TUTIONAL FUND, MERRILL LYNCH GOV-
 ERNMENT FUND, MERRILL LYNCH TREA-
 SURY FUND AND MERRILL LYNCH IN-
 STITUTIONAL TAX-EXEMPT FUND ARE
 SEPARATE SERIES OF MERRILL LYNCH
 FUNDS FOR INSTITUTIONS SERIES,
 WHICH IS ORGANIZED AS A MASSACHU-
 SETTS BUSINESS TRUST. NONE OF THE
 FUNDS IS A BANK, NOR DOES IT OF-
 FER FIDUCIARY OR TRUST SERVICES.
 SHARES OF THE FUNDS ARE NOT
 EQUIVALENT TO A BANK ACCOUNT.
 WHILE THE FUNDS ATTEMPT TO MAIN-
 TAIN A STABLE NET ASSET VALUE OF
 $1.00 PER SHARE, THERE CAN BE NO
 ASSURANCE THAT THEY WILL BE ABLE
 TO DO SO. THE SHARES OF THE FUNDS
 ARE NEITHER INSURED NOR GUARAN-
 TEED BY ANY GOVERNMENT AGENCY AND
 ARE NOT SUBJECT TO THE PROTECTION
 OF THE SECURITIES INVESTOR PRO-
 TECTION CORPORATION.

July 29, 1997

Distributor
Merrill Lynch
Funds Distributor, Inc.

These Statements of Additional Information should be retained for future reference.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (A) FINANCIAL STATEMENTS

    Contained in Part A: Financial Highlights:

      --Premier Institutional Fund for the period January 27, 1997
       (commencement of operations) to April 30, 1997

      --Institutional Fund-for the ten year period ended April 30, 1997


      --Government Fund-for the ten year period ended April 30, 1997

      --Treasury Fund-for the period December 18, 1989 (commencement of operations) through April 30, 1997

      --Tax-Exempt Fund-for the ten year period ended April 30, 1997 Contained in Part B:

      --Schedules of Investments for Premier Institutional Fund,
       Institutional Fund, Government Fund, Treasury Fund and Tax-Exempt Fund as of April 30, 1997

      --Statements of Assets and Liabilities for Premier Institutional
       Fund, Institutional Fund, Government Fund, Treasury Fund and Tax-Exempt Fund as of April 30, 1997

      --Statements of Operations for Institutional Fund, Government Fund,
       Treasury Fund and Tax-Exempt Fund, for the year ended April 30,
       1997

      --Statement of Operations for Premier Institutional Fund for the
       period January 27, 1997 (commencement of operations) to April 30,
       1997

      --Statements of Changes in Net Assets for Institutional Fund,
       Government Fund, Treasury Fund and Tax-Exempt Fund, for the two years ended April 30, 1997

      --Statement of Changes in Net Assets for Premier Institutional for the period January 27, 1997 (commencement of operations) to April 30, 1997

      --Financial Highlights for Premier Institutional Fund for the period
       January 27, 1997 (commencement of operations) to April 30, 1997

      --Financial Highlights for Institutional Fund, Government Fund,
       Treasury Fund and Tax-Exempt Fund, for each of the periods in the five year periods ended April 30, 1997

      --Notes to Financial Statements

  (B) EXHIBITS:

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
 1(a)    --Declaration of Trust, as amended, with Form of Amendment dated
          December 11, 1989 (incorporated by reference to Exhibit 1 to
          Registrant's Registration Statement on Form N-1A (File No. 33-14190))
 1(b)    --Establishment and Designation of Merrill Lynch Institutional Fund
          and Merrill Lynch Government Fund as separate series of Merrill Lynch
          Funds For Institutions Series, dated June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to
          Registrant's Registration Statement on Form N-1A (File No. 33-14190))

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
 1(c)    --Establishment and Designation of Merrill Lynch Institutional Tax-
          Exempt Fund as a separate series of Merrill Lynch Funds for
          Institutions Series, dated February 16, 1994 (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 of
          Registrant's Registration Statement on Form N-14 (File No. 33-14190))
 1(d)    --Establishment and Designation of Merrill Lynch Premier Institutional
          Fund as a separate series of Merrill Lynch Funds For Institutions
          Series, dated December 9, 1996 (incorporated by reference to Exhibit
          1(d) to Post-Effective Amendment No. 15 to Registrant's Registration
          Statement Form N-1A (File No. 33-14190))
 2       --By-Laws of Registrant (incorporated by reference to Exhibit 2 to
          Registrant's Registration Statement on Form N-1A (File No. 33-14190))
 3       --None
 4       --Form of Share Certificate (incorporated by reference to Exhibit 4 to
          Post-Effective Amendment No. 3 to Registrant's Registration Statement
          to Form N-1A (File No. 33-14190))
 5(a)    --Form of Investment Advisory Agreement for Merrill Lynch Treasury
          Fund (incorporated by reference to Exhibit 5 to Registrant's
          Registration Statement on Form N-1A (File No. 33-14190))
 5(b)    --Investment Advisory Agreement for Merrill Lynch Institutional Fund
          (incorporated by reference to Exhibit 5(b) to Post-Effective
          Amendment No. 5 to Registrant's Registration Statement on Form N-1A
          (File No. 33-14190))
 5(c)    --Investment Advisory Agreement for Merrill Lynch Government Fund
          (incorporated by reference to Exhibit 5(c) to Post-Effective
          Amendment No. 5 to Registrant's Registration Statement on Form N-1A
          (File No. 33-14190))
 5(d)    --Investment Advisory Agreement for Merrill Lynch Institutional Tax-
          Exempt Fund (incorporated by reference to Exhibit 5(d) to Post-
          Effective Amendment No. 10 to Registrant's Registration Statement on
          Form N-1A (File No. 33-14190))
 5(e)    --Investment Advisory Agreement for Merrill Lynch Premier
          Institutional Fund (incorporated by reference to Exhibit 5(e) to
          Post-Effective Amendment No. 15 to Registrant's Registration
          Statement on Form N-1A (File No. 33-14190))
 6(a)    --Distribution Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(a) to Registrant's Registration Statement
          on Form N-1A (File No. 33-14190))
 6(b)    --Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund
          (incorporated by reference to Exhibit 6(b) to Registrant's
          Registration Statement on Form N-1A (File No. 33-14190))
 6(c)    --Form of Distribution Agreement for Merrill Lynch Institutional Fund
          (incorporated by reference to Exhibit 6(c) to Post-Effective
          Amendment No. 5 to Registrant's Registration Statement on Form N-1A
          (File No. 33-14190))
 6(d)    --Form of Distribution Agreement for Merrill Lynch Government Fund
          (incorporated by reference to Exhibit 6(d) to Post-Effective
          Amendment No. 5 to Registrant's Registration Statement on Form N-1A
          (File No. 33-14190))
 6(e)    --Form of Distribution Agreement for Merrill Lynch Institutional Tax-
          Exempt Fund (incorporated by reference to Exhibit 6(e) to Post-
          Effective Amendment No. 10 to Registrant's Registration Statement on
          Form N-1A (File No. 33-14190))

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
 6(f)    --Distribution Agreement for Merrill Lynch Premier Institutional Fund
          (incorporated by reference to Exhibit 6(f) to Post-Effective
          Amendment No. 15 to Registrant's Registration Statement on Form N-1A
          (File No. 33-14190))
 7       --None
 8       --Form of Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant's Registration
          Statement on Form N-1A (File No. 33-14190))
 9(a)    --Form of Transfer Agency, and Dividend Disbursing Agreement
          (incorporated by reference to Exhibit 9(a) to Pre-Effective Amendment
          No. 1 to Registrant's Registration Statement on Form N-1A (File No.
          33-14190))
 9(b)    --Form of Agreement relating to the use of the "Merrill Lynch" name
          (incorporated by reference to Exhibit 9(b) to Registrant's
          Registration Statement on Form N-1A (File No. 33-14190))
 9(c)    --Agreement and Plan of Reorganization of Merrill Lynch Institutional
          Fund Inc. and Merrill Lynch Government Fund Inc., respectively
          (incorporated by reference to Exhibit 9(c) to Post-Effective
          Amendment No. 5 to Registrant's Registration Statement on Form N-1A
          (File No. 33-14190))
 9(d)    --Agreement and Plan of Reorganization of Merrill Lynch Institutional
          Tax-Exempt Fund (incorporated by reference to Exhibit 10(a) to Post-
          Effective Amendment No. 10 to Registrant's Registration Statement on
          Form N-1A (File No. 33-14190))
 10(a)   --Opinion of Counsel (filed with 24f-2 Notice on June 20, 1997).
 10(b)   --Opinion and Consent of Special Massachusetts Counsel (incorporated by reference to Exhibit 11(b) to Registrant's Registration Statement
          on Form N-1A (File No. 33-14190))
 11      --Consent of Independent Auditors
 12      --None
 13      --None
 14      --None
 15(a)   --Form of Distribution and Shareholder Servicing Plan pursuant to Rule
          12b-1 and related Shareholder Servicing Agreement for Merrill Lynch
          Treasury Fund (incorporated by reference to Exhibit 15 to
          Registrant's Registration Statement on Form N-1A (File No. 33-14190))
 15(b)   --Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 and related Shareholder Servicing Agreement for Merrill Lynch
          Institutional Fund (incorporated by reference to Exhibit 15(b) to
          Post-Effective Amendment No. 5 to Registrant's Registration Statement
          on Form N-1A (File No. 33-14190))
 15(c)   --Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 and related Shareholder Servicing Agreement for Merrill Lynch
          Government Fund (incorporated by reference to Exhibit 15(c) to Post-
          Effective Amendment No. 5 to Registrant's Registration Statement on
          Form N-1A (File No. 33-14190))
 15(d)   --Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 and related Shareholder Servicing Agreement for Merrill Lynch
          Institutional Tax-Exempt Fund (incorporated by reference to Exhibit
          15(d) to Post-Effective Amendment No. 10 to Registrant's Registration
          Statement on Form N-1A (File No. 33-14190))

 EXHIBIT
 NUMBER                               DESCRIPTION
 -------                              -----------
 16      --None
 17(a)   --Power of Attorney of W. Carl Kester (incorporated by reference to
          Exhibit 17(a) to Post-Effective Amendment No. 14 to Registrant's
          Registration Statement on Form N-1A (File No. 33-14190))
 17(b)   --Power of Attorney of James T. Flynn (incorporated by reference to
          Exhibit 17(b) to Post-Effective Amendment No. 14 to Registrant's
          Registration Statement on Form N-1A (File No. 33-14190))
 18(a)   Financial Data Schedule for shares of the Merrill Lynch Premier
          Institutional Fund
 18(b)   Financial Data Schedule for shares of the Merrill Lynch Institutional
          Fund
 18(c)   Financial Data Schedule for shares of the Merrill Lynch Government
          Fund
 18(d)   Financial Data Schedule for shares of the Merrill Lynch Treasury Fund
 18(e)   Financial Data Schedule for shares of the Merrill Lynch Tax-Exempt
          Fund

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Registrant does not control any other person, nor is the Registrant under common control with any other person.

ITEM 26. NUMBERS OF HOLDERS OF SECURITIES.

                                                                    NUMBER OF
                                                                   HOLDERS AT
                            TITLE OF CLASS                        JULY 21, 1997
                            --------------                        -------------
      Shares of beneficial interest of Merrill Lynch Premier In-
       stitutional Fund, par value $0.01 per share..............        210
      Shares of beneficial interest of Merrill Lynch Institu-
       tional Fund, par value $0.01 per share...................     44,712
      Shares of beneficial interest of Merrill Lynch Government
       Fund, par value $0.01 per share..........................     14,031
      Shares of beneficial interest of Merrill Lynch Treasury
       Fund, par value $0.01 per share..........................      1,744
      Shares of beneficial interest of Merrill Lynch Institu-
       tional Tax-Exempt Fund, par value $0.10 per share........      8,445

Note: The number of holders shown in the table above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27. INDEMNIFICATION.

  Reference is made to Section 5.3 of Registrant's Declaration of Trust.

  Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), acts as the investment adviser for the following other open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc, Merrill Lynch Emerging Tigers Fund, Inc. Merrill Lynch Federal Securities Trust, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc., and the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., Munivest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Insured Fund., Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc.

  Merrill Lynch Asset Management, L.P. ("MLAM" or the "Investment Adviser"), an affiliate of FAM, acts as investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable

Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Fund, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM), and the following closed-end registered investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., and Merrill Lynch Senior Floating Rate Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds For Institutions Series is One Financial Center, Boston, Massachusetts, 02111. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrator, L.P. is also P.O. Box 9011, Princeton, NJ 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1209. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drvie East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 30, 1987 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Glenn and Richard hold the same positions with substantially all of the investment companies described in the preceding paragraph and Messrs. Giordano, Harvey and Monagle are directors or officers of one or more of such companies. Messrs. Zeikel and Richard also hold the same positions with all or substantially all of the investment companies advised by MLAM as they do with the Investment Adviser. Messrs. Harvey and Monagle are directors or officers of one or more of such companies.

                              POSITIONS WITH         OTHER SUBSTANTIAL BUSINESS,
           NAME             INVESTMENT ADVISER    PROFESSION, VOCATION OR EMPLOYMENT
           ----             ------------------    ----------------------------------
 ML & Co................. Limited Partner        Financial Services Holding Company;
                                                  Limited Partner of MLAM
 Fund Asset Management,
  Inc.................... Limited Partner        Investment Advisory Services
 Princeton Services, Inc.
  ("Princeton             General Partner        General Partner of MLAM
  Services").............
 Arthur Zeikel........... President and          President of MLAM; President and
                           Director               Director of Princeton Services;
                                                  Executive Vice President of ML &
                                                  Co. and Merrill Lynch; Director of
                                                  MLFD

                              POSITIONS WITH         OTHER SUBSTANTIAL BUSINESS,
           NAME             INVESTMENT ADVISER    PROFESSION, VOCATION OR EMPLOYMENT
           ----             ------------------    ----------------------------------
 Terry K. Glenn.......... Executive Vice         Executive Vice President of MLAM;
                           President              Executive Vice President and
                           and Director           Director of Princeton Services;
                                                  President and Director of MLFD;
                                                  Director of Merrill Lynch
                                                  Financial Data Services, Inc.
                                                  ("MLFDS"); President of Princeton
                                                  Administrators, L.P.
 Vincent R. Giordano..... Senior Vice President  Senior Vice President of MLAM;
                                                  Senior Vice President of Princeton
                                                  Services
 Elizabeth Griffin....... Senior Vice President  Senior Vice President of MLAM
 Norman R. Harvey........ Senior Vice President  Senior Vice President of MLAM;
                                                  Senior Vice President of Princeton
                                                  Services
 Michael J. Hennewinkel.. Senior Vice President  Senior Vice President of MLAM;
                                                  Senior Vice President of Princeton
                                                  Services
 Philip L. Kirstein...... Senior Vice            Senior Vice President, General
                           President, General     Counsel, and Secretary of MLAM;
                           Counsel,               Senior Vice President, General
                           and Secretary          Counsel, Director and Secretary of
                                                  Princeton Services; Director of
                                                  MLFD
 Ronald M. Kloss......... Senior Vice President  Senior Vice President and
                           and Controller         Controller of MLAM; Senior Vice
                                                  President and Controller of
                                                  Princeton Services
 Stephen M. M. Miller.... Senior Vice President  Executive Vice President of
                                                  Princeton Administrators, L.P.;
                                                  Senior Vice President of Princeton
                                                  Services
 Joseph T. Monagle, Jr... Senior Vice President  Senior Vice President of MLAM;
                                                  Senior Vice President of Princeton
                                                  Services
 Michael L. Quinn........ Senior Vice President  Senior Vice President of FAM;
                                                  Senior Vice President of Princeton
                                                  Services; Managing Director and
                                                  First Vice President of Merrill
                                                  Lynch from 1989 to 1995.
 Richard L. Reller....... Senior Vice President  Senior Vice President of MLAM;
                                                  Senior Vice President of Princeton
                                                  Services
 Gerald M. Richard....... Senior Vice President  Senior Vice President and Treasurer
                           and Treasurer          of MLAM; Senior Vice President and
                                                  Treasurer of Princeton Services;
                                                  Vice President and Treasurer of
                                                  MLFD
 Ronald L. Welburn....... Senior Vice President  Senior Vice President of MLAM;
                                                  Senior Vice President of Princeton
                                                  Services
 Anthony Wiseman......... Senior Vice President  Senior Vice President of MLAM;
                                                  Senior Vice President of Princeton
                                                  Services

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Treasury Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc. MLFD also acts as principal underwriter for the following registered closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Brady, Breen, Fatseas and Wasel is One Financial Center, Boston, Massachusetts 02111.

                            POSITIONS AND OFFICES       POSITION AND OFFICES
NAME                           WITH UNDERWRITER           WITH REGISTRANT
----                        ---------------------       --------------------
Terry K. Glenn.......... President                    Trustee
Arthur Zeikel........... Director                     None
Philip Kirstein......... Director                     None
William E. Aldrich...... Senior Vice President        Executive Vice President
Robert W. Crook......... Senior Vice President        President and Trustee
Michael G. Clark........ Vice President               None
Gerald M. Richard....... Vice President and Treasurer Vice President
Michelle T. Lau......... Vice President               None
Salvatore Venezia....... Vice President               None
Michael J. Brady........ Vice President               Senior Vice President
William M. Breen........ Vice President               Senior Vice President,
                                                       Chief Financial Officer
                                                       and Treasurer
James T. Fatseas........ Vice President               Senior Vice President
William Wasel........... Vice President               Senior Vice President
Debra W. Landsman-       Vice President               None
 Yaros..................
Robert Harris........... Secretary                    None

  (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant and its Custodian and Transfer Agent.

ITEM 31. MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management" in the Prospectus constituting Part A of the Registration Statement and under the caption "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

  None.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE COUNTY OF SUFFOLK AND COMMONWEALTH OF MASSACHUSETTS, ON THE 29TH DAY OF JULY, 1997.

                                          Merrill Lynch Funds For Institutions
                                           Series

                                                    /s/ Robert W. Crook
                                          By: _________________________________
                                                ROBERT W. CROOK, PRESIDENT

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRANT'S REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED AND ON THE DATES INDICATED.

                SIGNATURES                 TITLE                     DATE
                ----------                 -----                     ----

         /s/ Robert W. Crook           President and
-------------------------------------   Trustee (Principal      July 29, 1997
           ROBERT W. CROOK              Executive Officer)

        /s/ William M. Breen           Chief Financial
-------------------------------------   Officer (Principal      July 29, 1997
          WILLIAM M. BREEN              Financial and
                                        Accounting Officer)

                  *                    Trustee
-------------------------------------
        A. BRUCE BRACKENRIDGE

                  *                    Trustee
-------------------------------------
        CHARLES C. CABOT, JR.

                  *                    Trustee
-------------------------------------
           JAMES T. FLYNN

                  *                    Trustee
-------------------------------------
           TERRY K. GLENN

                  *                    Trustee
-------------------------------------
       GEORGE W. HOLBROOK, JR.

                  *                    Trustee
-------------------------------------
           W. CARL KESTER

         /s/ Robert W. Crook
*By: ________________________________                           July 29, 1997
   ROBERT W. CROOK ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

 EXHIBIT
 NUMBER                          DESCRIPTION                          PAGE NO.
 -------                         -----------                          --------
   11     --Consent of Independent Auditors
   18(a)  --Financial Data Schedule for shares of the Merrill Lynch
           Premier Institutional Fund
     (b)  --Financial Data Schedule for shares of the Merrill Lynch
           Institutional Fund
     (c)  --Financial Data Schedule for shares of the Merrill Lynch
           Government Fund
     (d)  --Financial Data Schedule for shares of the Merrill Lynch
           Treasury Fund
     (e)  --Financial Data Schedule for shares of the Merrill Lynch
           Tax-Exempt Fund